UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

  BlackRock Short Obligations Fund

  BlackRock Total Factor

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

    Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 01/31/2019

Item 1 – Report to Stockholders

JANUARY 31, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Short Obligations Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2019, concerns about a variety of political risks and a modest slowdown in global growth worked against the equity market, while the bond market delivered modest positive returns. Though the market’s appetite for risk remained healthy for most of the reporting period, risk-taking declined sharply later in the reporting period. As a result, bonds held their value better than stocks, which posted negative returns across the globe. Shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed income securities delivered modest positive returns with relatively low volatility. In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates were relatively unchanged. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Although the credit fundamentals in corporate markets remained relatively solid, investment-grade and high-yield bonds trailed U.S. Treasuries.

The U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. By our estimation, the Fed’s neutral interest rate (the theoretical rate that is neither stimulative nor restrictive to the economy) is approximately 3.5%. The Fed funds rate is currently at 2.5%, which is stimulative to the economy. At its latest meeting in late January, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation gives the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates.

Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 — the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. Trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. Consequently, we are cautious on European equities, as European unity remains tenuous with a history of flare-ups. We continue to prefer to take risk in U.S. and emerging market equities. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. We also favor short-term bonds over long-term bonds because they offer nearly equivalent yields with far lower volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.00)%	(2.31)%
U.S. small cap equities (Russell 2000® Index)	(9.62)	(3.52)
International equities (MSCI Europe, Australasia, Far East Index)	(7.80)	(12.51)
Emerging market equities (MSCI Emerging Markets Index)	(2.60)	(14.24)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.10	1.95
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	4.20	3.21
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.71	2.25
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.86	3.08
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.07	1.73
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2019	BlackRock Short Obligations Fund

Investment Objective

BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2019, the Fund’s Institutional and Class K Shares outperformed the Fund’s benchmark, the ICE BofAML 6-Month U.S. Treasury Bill Index, while the Fund’s Investor A Shares performed in line with the benchmark.

What factors influenced performance?

During the six-month period, the Fund’s security selection added to performance relative to the benchmark. In addition, exposure to credit aided Fund returns as spreads compressed during the period. Finally, the Fund’s positioning along the yield curve and stance with respect to overall portfolio duration (sensitivity to interest rate changes) supported performance.

Conversely, the Fund’s exposure to yield curve roll-down (which impacts return as a bond’s price converges toward par as it approaches maturity) detracted from relative performance. In addition, exposure to credit spread volatility during the period weighed on Fund returns.

Describe recent portfolio activity.

Over the period, exposure to floating rate notes was reduced and higher quality credits were selectively purchased. Duration was also added throughout the six-month period as the Fed’s interest rate path became more transparent and the central bank approached the end of its credit tightening cycle. The Fund also looked to take advantage of spread volatility within credit products.

Describe portfolio positioning at period end.

At period end, the Fund was positioned in anticipation of a more dovish Fed, a reversal from several months ago. The Fund was also positioned to take advantage of mild spread volatility in the short-term credit markets as spreads tightened during January. Given uncertainty surrounding the Fed’s continued normalization of interest rates, the Fund was strategically allocated across fixed- and floating-rate investments, with floating rate notes at 27% of assets at the end of the period. The Fund’s spread duration closed the period at 0.61 years, while its interest rate duration was 0.41 years. Spread duration declined over the period as longer-dated holdings were reduced, while interest rate duration increased moderately to take advantage of the approaching end of the Fed’s rate hike cycle.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	50%
Corporate Bonds	33
Certificates of Deposit	14
Repurchase Agreements	5
Asset-Backed Securities	1
Money Market Funds	— (a)
Liabilities in Excess of Other Assets	(3)

(a)	Representing less than 0.5% of the Fund’s net assets.

MATURITY BREAKDOWN

Percent of Net Assets
1-7 days	4%
8-14 days	3
15-30 days	10
31-60 days	12
61-90 days	13
91-120 days	9
121-150 days	3
>150 days	46

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock Short Obligations Fund

Performance Summary for the Period Ended January 31, 2019

				Average Annual Total Returns (a)(b)
	Standardized 30-Day Yields (c)	Unsubsidized 30-Day Yields (c)	6-Month Total Returns	1 Year	5 Years	Since Inception (d)
Institutional	2.80%	2.58%	1.41%	2.32%	1.14%	1.01%
Investor A	2.59	2.37	1.19	1.97	0.86	0.73
Class K	2.86	2.62	1.43	2.37	1.22	1.09
ICE BofAML 6-Month U.S. Treasury Bill Index(e)	—	—	1.17	2.04	0.82	0.70

(a)	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.
(b)

Under normal market conditions, the Fund will invest in U.S. dollar denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.

(c)	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(d)	The Fund commenced operations on November 15, 2012.
(e)	An unmanaged index that tracks 6-Month U.S. Treasury securities.

Past performance is not indicative of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period (b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,014.10	$1.27	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	1,000.00	1,011.90	2.33	1,000.00	1,022.89	2.35	0.46
Class K	1,000.00	1,014.30	1.02	1,000.00	1,024.20	1.02	0.20

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Institutional Shares performance shown prior to the Institutional Shares inception date of July 9, 2013 is that of Class K Shares (which has no distribution or service fees) and was restated to reflect Institutional Shares fees.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous pages (which is based on a hypothetical investment of $1,000 invested on August 1, 2018 and held through January 31, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 1.0%
Carmax Auto Owner Trust, Series 2019-1, Class A2A, 3.02%, 07/15/22	USD	2,810	$2,813,142
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 06/15/21		1,000	994,713
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71%, 04/15/21		1,313	1,311,849

Total Asset-Backed Securities — 1.0% (Cost: $5,119,699)			5,119,704

Corporate Bonds — 33.1%

Aerospace & Defense — 0.5%
Lockheed Martin Corp., 4.25%, 11/15/19		1,548	1,567,014
United Technologies Corp., (LIBOR USD 3 Month + 0.65%), 3.28%, 08/16/19(a)		1,000	1,000,018

			2,567,032

Automobiles — 3.0%(b)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.38%), 3.17%, 04/06/20(a)		1,000	999,170
3.25%, 08/14/20		880	885,798
Daimler Finance North America LLC:
(LIBOR USD 3 Month + 0.62%), 3.37%, 10/30/19(a)		500	500,392
(LIBOR USD 3 Month + 0.63%), 3.43%, 01/06/20(a)		750	749,828
3.10%, 05/04/20		5,576	5,569,970
2.30%, 02/12/21		2,000	1,962,521
Hyundai Capital America(a):
(LIBOR USD 3 Month + 0.80%), 3.61%, 04/03/20		425	424,393
(LIBOR USD 3 Month + 0.82%), 3.60%, 03/12/21		1,000	993,927
Nissan Motor Acceptance Corp.(a):
(LIBOR USD 3 Month + 1.01%), 3.78%, 03/08/19		250	250,184
(LIBOR USD 3 Month + 0.39%), 3.20%, 09/28/20		750	745,135
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20		2,500	2,528,304

			15,609,622

Banks — 17.4%
ABN AMRO Bank NV(b):
2.45%, 06/04/20		1,800	1,783,917
2.65%, 01/19/21		2,000	1,980,090
(LIBOR USD 3 Month + 0.57%), 3.26%, 08/27/21(a)		1,000	997,738
ANZ New Zealand Int’l Ltd.(b):
2.25%, 02/01/19		750	750,000
2.60%, 09/23/19		1,000	998,338
2.75%, 01/22/21		2,000	1,981,894
Australia & New Zealand Banking Group Ltd.:
2.25%, 11/09/20		2,425	2,393,791
(LIBOR USD 3 Month + 0.32%), 2.92%, 11/09/20(a)(b)		1,500	1,499,079
Bank of Nova Scotia (The), 2.05%, 06/05/19		2,000	1,996,115
Banque Federative du Credit Mutuel SA(b):
2.00%, 04/12/19		2,500	2,496,683
2.20%, 07/20/20		500	493,453
2.75%, 10/15/20		3,000	2,980,783
Branch Banking & Trust Co.:
1.45%, 05/10/19		340	338,891
2.10%, 01/15/20		1,000	993,247
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 3.11%, 10/05/20(a)		1,000	996,616
Capital One NA:
2.40%, 09/05/19		3,000	2,991,334
2.35%, 01/31/20		3,000	2,980,950
Citibank NA(a):
(LIBOR USD 3 Month + 0.35%), 2.97%, 02/12/21		1,000	999,575
(LIBOR USD 3 Month + 0.57%), 3.34%, 07/23/21		1,000	999,620

Security	Par (000)		Value

Banks (continued)
Commonwealth Bank of Australia:
(LIBOR USD 3 Month + 1.06%), 3.85%, 03/15/19(a)(b)	USD	350	$350,313
2.30%, 09/06/19		2,000	1,994,535
(LIBOR USD 3 Month + 0.45%), 3.22%, 03/10/20(a)(b)		1,135	1,138,355
5.00%, 03/19/20(b)		2,250	2,300,619
Cooperatieve Rabobank UA:
(LIBOR USD 3 Month + 0.51%), 3.11%, 08/09/19(a)		1,000	1,002,162
4.75%, 01/15/20(b)		1,000	1,018,097
3.13%, 04/26/21		1,300	1,301,781
Danske Bank A/S(b):
1.65%, 09/06/19		715	705,533
2.75%, 09/17/20		2,000	1,951,341
Fifth Third Bank, 2.20%, 10/30/20		1,000	985,911
HSBC Holdings plc, (LIBOR USD 3 Month + 0.65%), 3.43%, 09/11/21(a)		1,500	1,498,715
KeyBank NA, 2.35%, 03/08/19		1,500	1,499,805
Lloyds Bank plc, 3.30%, 05/07/21		1,000	1,003,477
Mizuho Bank Ltd., 2.45%, 04/16/19(b)		1,000	999,470
MUFG Bank Ltd., 2.30%, 03/10/19(b)		1,000	999,680
National Australia Bank Ltd.:
2.25%, 07/01/19(b)		500	499,059
(LIBOR USD 3 Month + 0.24%), 3.01%, 07/25/19(a)(b)		1,500	1,500,491
(LIBOR USD 3 Month + 0.59%), 3.37%, 01/10/20(a)(b)		1,500	1,506,563
2.50%, 01/12/21		1,000	988,635
3.70%, 11/04/21		1,340	1,354,491
National Bank of Canada, 2.15%, 06/12/20		4,000	3,947,789
Nordea Bank AB(b):
2.38%, 04/04/19		1,195	1,194,366
1.63%, 09/30/19		1,000	992,300
Nordea Bank Abp, 4.88%, 01/14/21(b)		1,350	1,394,982
Royal Bank of Canada, 1.50%, 07/29/19		1,000	994,124
Santander UK plc:
2.50%, 03/14/19		2,000	1,999,708
2.35%, 09/10/19		1,500	1,494,763
2.13%, 11/03/20		610	597,872
(LIBOR USD 3 Month + 0.30%), 2.88%, 11/03/20(a)		500	498,308
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20		2,000	1,986,768
(LIBOR USD 3 Month + 0.43%), 3.07%, 05/17/21(a)(b)		2,000	1,994,622
Sumitomo Mitsui Banking Corp., 2.25%, 07/11/19		1,000	997,759
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)		200	198,633
Svenska Handelsbanken AB:
2.25%, 06/17/19		1,500	1,497,414
1.50%, 09/06/19		1,500	1,487,834
(LIBOR USD 3 Month + 0.36%), 3.13%, 09/08/20(a)		395	395,151
3.35%, 05/24/21		1,190	1,195,437
Toronto-Dominion Bank (The), (LIBOR USD 3 Month + 0.43%), 3.20%, 06/11/21(a)		1,500	1,501,437
Wells Fargo & Co., Series N, 2.15%, 01/30/20		3,500	3,476,133
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.23%), 3.02%, 01/15/20(a)		685	685,206
3.32%, 07/23/20(c)		1,000	1,003,282
(LIBOR USD 3 Month + 0.50%), 3.27%, 07/23/21(a)		2,000	1,998,718
(LIBOR USD 3 Month + 0.51%), 3.27%, 10/22/21(a)		1,500	1,498,952
Westpac Banking Corp., 3.05%, 05/15/20		3,000	3,005,994

			91,288,699

Biotechnology — 0.4%
Gilead Sciences, Inc., (LIBOR USD 3 Month + 0.22%), 3.01%, 03/20/19(a)		2,000	2,000,960

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 2.9%
Credit Suisse AG, 2.30%, 05/28/19	USD	1,260	$1,258,255
ING Bank NV(b):
2.50%, 10/01/19		2,266	2,259,107
2.45%, 03/16/20		1,000	993,732
Macquarie Bank Ltd.(b):
(LIBOR USD 3 Month + 0.35%), 3.14%, 04/04/19(a)		1,600	1,601,201
2.60%, 06/24/19		742	741,196
Morgan Stanley:
2.65%, 01/27/20		3,000	2,990,687
Series 3NC2, (LIBOR USD 3 Month + 0.80%), 3.41%, 02/14/20(a)		2,460	2,460,000
UBS AG, 2.38%, 08/14/19		3,050	3,044,911

			15,349,089

Consumer Finance — 3.4%
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.83%), 3.50%, 02/22/19(a)		250	250,086
2.00%, 11/13/19		500	497,170
(LIBOR USD 3 Month + 0.15%), 2.80%, 02/21/20(a)		1,000	1,000,352
3.15%, 01/08/21		1,405	1,411,048
Caterpillar Financial Services Corp.:
2.25%, 12/01/19		2,250	2,243,214
2.00%, 03/05/20		490	486,995
Harley-Davidson Financial Services, Inc., (LIBOR USD 3 Month + 0.50%), 3.15%, 05/21/20(a)(b)		2,000	2,000,160
HSBC USA, Inc., (LIBOR USD 3 Month + 0.61%), 3.23%, 11/13/19(a)		1,000	1,004,058
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.29%), 3.11%, 06/22/20(a)		2,000	2,003,903
(LIBOR USD 3 Month + 0.42%), 3.20%, 07/10/20(a)		2,000	2,002,463
Series 14, 2.45%, 09/11/20		785	778,699
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.37%), 3.15%, 03/12/20(a)		1,000	1,002,313
(LIBOR USD 3 Month + 0.24%), 3.03%, 07/15/20(a)		2,000	2,001,118
3.05%, 01/08/21		1,220	1,228,727

			17,910,306

Diversified Financial Services — 0.4%(a)
JPMorgan Chase Bank NA, (LIBOR USD 3 Month + 0.25%), 2.87%, 02/13/20		1,500	1,500,130
Siemens Financieringsmaatschappij NV, (LIBOR USD 3 Month + 0.32%), 3.10%, 09/13/19(b)		800	800,528

			2,300,658

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., (LIBOR USD 3 Month + 0.55%), 3.20%, 05/22/20(a)		1,640	1,645,347

Electric Utilities — 0.5%
NextEra Energy Capital Holdings, Inc.:
(LIBOR USD 3 Month + 0.32%), 3.05%, 09/03/19(a)		1,555	1,551,117
Series H, 3.34%, 09/01/20		995	999,762

			2,550,879

Energy Equipment & Services — 0.5%
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20(b)		2,500	2,455,915

Food & Staples Retailing — 0.4%
Walmart, Inc., 1.75%, 10/09/19		2,000	1,988,616

Health Care Equipment & Supplies — 0.2%
Medtronic, Inc., 2.50%, 03/15/20		830	828,226

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 1.95%, 10/15/20		285	281,522

Industrial Conglomerates — 0.0%
Honeywell International, Inc., 1.80%, 10/30/19		260	258,377

Security	Par (000)		Value

Insurance — 1.2%
Jackson National Life Global Funding, (LIBOR USD 3 Month + 0.30%), 3.09%, 10/15/20(a)	USD	3,000	$2,990,172
Suncorp-Metway Ltd.(b):
2.10%, 05/03/19		1,200	1,197,756
(LIBOR USD 3 Month + 0.50%), 3.26%, 10/19/20(a)		1,500	1,495,235
2.38%, 11/09/20		750	734,530

			6,417,693

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd., 2.50%, 11/28/19		3,250	3,239,284

Media — 0.5%
Comcast Corp.:
(LIBOR USD 3 Month + 0.33%), 3.13%, 10/01/20(a)		1,500	1,501,609
3.30%, 10/01/20		1,330	1,338,878

			2,840,487

Multi-Utilities — 0.3%
Sempra Energy, 1.63%, 10/07/19		1,600	1,584,401

Oil, Gas & Consumable Fuels — 0.1%
TransCanada PipeLines Ltd., (LIBOR USD 3 Month + 0.28%), 2.89%, 11/15/19(a)		625	624,653

Thrifts & Mortgage Finance — 0.4%
BPCE SA, 2.25%, 01/27/20		2,250	2,227,981

Total Corporate Bonds — 33.1% (Cost: $173,928,351)			173,969,747

Total Long-Term Investments — 34.1% (Cost: $179,048,050)			179,089,451

Short-Term Securities — 68.4%

Certificates of Deposit — 13.8%

Domestic — 2.8%
Banco Santander SA, 3.09%, 01/29/20		4,000	4,001,075
Bank of America NA, 2.79%, 07/03/19		2,000	2,000,502
Bank of Nova Scotia, (LIBOR USD 3 Month + 0.18%), 2.82%, 02/18/20(a)		1,000	1,000,303
Barclays Bank plc, (LIBOR USD 3 Month + 0.34%), 3.11%, 10/18/19(a)		1,500	1,499,682
Credit Agricole Corporate and Investment Bank, (LIBOR USD 3 Month + 0.39%), 3.00%, 05/11/20(a)		1,000	1,001,052
Lloyds Banking Group plc, 3.05%, 08/06/19		1,000	1,001,356
Mizuho Bank Ltd., (LIBOR USD 3 Month + 0.33%), 3.12%, 04/15/20(a)		1,000	1,001,516
Nordea Bank AB, (LIBOR USD 3 Month + 0.27%), 2.89%, 08/10/20(a)		1,000	999,257
Toronto-Dominion Bank, 3.02%, 09/18/19		2,000	2,003,604

			14,508,347

Yankee — 11.0%(d)
Bank of Montreal, Chicago:
2.50%, 02/01/19		4,000	4,000,011
(LIBOR USD 1 Month + 0.30%), 2.81%, 06/13/19(a)		500	500,178
(LIBOR USD 1 Month + 0.40%), 2.92%, 12/10/19(a)		2,000	2,002,654
Bank of Nova Scotia, Houston, (LIBOR USD 3 Month + 0.20%), 2.91%, 09/20/19(a)		1,500	1,501,453
Barclays Bank plc, New York:
3.00%, 09/19/19		1,000	999,670
3.20%, 01/31/20		2,000	1,999,798
BNP Paribas SA, New York, (LIBOR USD 3 Month + 0.08%), 2.87%, 04/04/19(a)		1,500	1,499,885

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Yankee (continued)
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 3 Month + 0.15%), 2.75%, 05/09/19(a)	USD	2,000	$2,000,516
(LIBOR USD 1 Month + 0.30%), 2.81%, 07/25/19(a)		1,500	1,500,706
(LIBOR USD 3 Month + 0.41%), 3.20%, 09/20/19(a)		500	500,703
3.08%, 10/28/19		1,000	1,002,109
Cooperatieve Rabobank UA, New York, (LIBOR USD 3 Month + 0.20%), 2.99%, 04/05/19(a)		1,000	1,000,205
Credit Agricole Corporate and Investment Bank, New York(a):
(LIBOR USD 3 Month + 0.47%), 3.27%, 07/13/20		2,000	1,999,985
(LIBOR USD 3 Month + 0.40%), 3.22%, 09/24/20		1,000	999,834
Credit Suisse AG, New York, 2.78%, 07/01/19		2,000	2,000,528
Lloyds Bank Corporate Markets plc, New York, (LIBOR USD 3 Month + 0.21%), 2.88%, 06/10/19(a)		2,000	1,999,908
Mizuho Bank Ltd, New York, (LIBOR USD 3 Month + 0.15%), 2.93%, 04/18/19(a)		1,000	1,000,154
MUFG Bank Ltd., New York:
2.90%, 08/15/19(b)		4,000	4,002,347
(LIBOR USD 3 Month + 0.45%), 3.22%, 09/09/19(a)		500	501,029
(LIBOR USD 3 Month + 0.10%), 2.88%, 10/24/19(a)		2,000	2,001,273
(LIBOR USD 3 Month + 0.50%), 3.27%, 01/25/21(a)		1,000	999,997
Natixis SA, New York, (LIBOR USD 3 Month + 0.18%), 2.85%, 06/06/19(a)		1,500	1,500,380
Nordea Bank AB, New York, (LIBOR USD 3 Month + 0.20%), 2.99%, 04/05/19(a)		500	500,086
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.23%), 3.03%, 04/05/19(a)		750	750,228
Skandinaviska Enskilda Banken AB, New York, (LIBOR USD 3 Month + 0.12%), 2.81%, 06/14/19(a)		2,000	2,000,821
Standard Chartered Bank, New York(a):
(LIBOR USD 3 Month + 0.10%), 2.92%, 03/25/19		1,000	1,000,111
(LIBOR USD 3 Month + 0.23%), 3.01%, 04/24/19		1,000	1,000,474
Sumitomo Mitsui Banking Corp, New York:
2.51%, 03/01/19		2,000	2,000,021
(LIBOR USD 3 Month + 0.46%), 3.08%, 05/15/19(a)		1,000	1,000,860
(LIBOR USD 3 Month + 0.45%), 3.20%, 09/05/19 - 07/24/20(a)		3,000	3,002,231
(LIBOR USD 3 Month + 0.41%), 3.21%, 06/18/20(a)		1,000	1,000,259
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 3 Month + 0.10%), 2.90%, 04/05/19		1,000	999,990
(LIBOR USD 3 Month + 0.15%), 2.92%, 04/17/19		2,000	2,000,182
(LIBOR USD 3 Month + 0.20%), 2.83%, 08/16/19		2,000	2,000,418
(LIBOR USD 3 Month + 0.24%), 3.02%, 01/15/20		2,000	1,999,898
Svenska Handelsbanken, New York, (LIBOR USD 1 Month + 0.30%), 2.81%, 08/06/19(a)		2,000	2,000,902
Toronto-Dominion Bank, New York, 2.73%, 05/10/19		1,250	1,250,278

			58,020,082

Total Certificates of Deposit — 13.8% (Cost: $72,493,464)			72,528,429

Commercial Paper — 49.4%
Antalis SA, 2.94%, 05/02/19(e)		1,000	993,046
AstraZeneca plc(e):
3.13%, 07/08/19		5,000	4,937,656
3.10%, 07/15/19		4,000	3,947,750
3.09%, 07/23/19		2,000	1,972,502
AT&T, Inc.(e):
3.07%, 03/27/19		2,000	1,990,839
2.99%, 05/28/19		3,000	2,969,561
Atlantic Asset Securitization LLC(e):
2.63%, 03/22/19		550	547,991
3.08%, 07/02/19		2,000	1,975,520

Security	Par (000)		Value

Commercial Paper (continued)
AutoZone, Inc., 2.81%, 02/21/19(e)	USD	1,400	$1,397,692
Barclays Bank plc, 3.35%, 11/15/19(e)		2,000	1,950,320
BAT International Finance plc, 2.91%, 02/25/19(e)		7,000	6,986,209
Bedford Row Funding Corp., 2.91%, 09/12/19(e)		500	491,152
Bell Canada, Inc.(e):
2.74%, 02/04/19		1,500	1,499,562
3.02%, 02/12/19		2,500	2,497,760
3.12%, 04/02/19		1,500	1,492,853
3.01%, 04/15/19		3,000	2,982,468
2.97%, 04/30/19		4,000	3,971,540
BNP Paribas Fortis SA, 2.81%, 02/20/19(e)		1,250	1,248,321
BPCE SA, 3.00%, 06/21/19(e)		1,000	989,351
Cancara Asset Securitisation LLC, 2.94%, 05/09/19(b)(e)		1,000	992,310
CenterPoint Energy, Inc.(e):
2.86%, 03/08/19		4,000	3,988,648
2.84%, 03/12/19		4,000	3,987,302
3.12%, 04/05/19		4,000	3,978,916
Chariot Funding LLC, 3.08%, 07/12/19(e)		1,000	987,310
Coca-Cola Co. (The), 3.07%, 12/09/19(e)		4,000	3,900,056
CRC Funding LLC, 2.62%, 04/01/19(e)		2,000	1,991,300
Credit Suisse First Boston Ltd.(e):
3.00%, 07/15/19		1,000	987,602
2.95%, 09/27/19		1,000	981,770
DNB Bank ASA(e):
2.63%, 03/15/19		1,000	997,078
3.11%, 10/11/19		6,000	5,888,174
Duke Energy Corp., 2.84%, 04/02/19(e)		5,000	4,974,914
Electricite de France SA, 3.04%, 02/26/19(e)		6,000	5,987,698
Federation des Caisses Desjardins du Quebec(e):
3.04%, 08/08/19		2,000	1,970,579
3.07%, 08/12/19		2,000	1,969,903
Glencove Funding DAC, 2.87%, 04/18/19(b)(e)		1,500	1,491,337
Hitachi Capital America Corp.(e):
2.83%, 02/25/19		4,000	3,992,119
2.86%, 02/27/19		4,000	3,991,474
HSBC Bank plc, (LIBOR USD 3 Month + 0.24%), 3.06%, 03/27/19(a)		2,000	2,000,652
HSBC USA, Inc., 3.01%, 08/15/19(e)		1,000	984,532
Hyundai Capital America(e):
3.00%, 02/14/19		1,000	998,910
2.86%, 02/25/19		2,900	2,894,287
ING US Funding LLC(e):
2.48%, 02/21/19		2,000	1,997,111
2.47%, 03/05/19		500	498,852
Jupiter Securitization Co. LLC(e):
2.75%, 03/04/19		2,000	1,995,525
2.96%, 10/15/19		4,000	3,917,275
Keurig Dr Pepper, Inc., 2.91%, 03/26/19(e)		2,480	2,468,996
Kreditanstalt fuer Wiederaufbau, 2.60%, 04/03/19(e)		2,000	1,991,351
Landesbank Baden-Wuerttemberg, 3.03%, 04/03/19(e)		2,500	2,488,900
Lloyds Bank plc, 2.85%, 05/24/19(e)		1,000	991,308
LMA-Americas LLC, 2.58%, 02/01/19(e)		1,500	1,499,899
Lockheed Martin Corp., 2.58%, 02/01/19(e)		4,000	3,999,699
Macquarie Bank Ltd.(e):
3.07%, 08/02/19		1,000	985,706
3.24%, 10/11/19		1,000	979,858
3.22%, 11/07/19		2,000	1,955,107
Matchpoint Finance plc, 3.03%, 06/04/19(e)		1,000	990,139
McKesson Corp.(e):
3.01%, 02/05/19		2,000	1,999,247
2.84%, 02/11/19		4,000	3,996,614
2.86%, 02/25/19		3,000	2,994,090

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Paper (continued)
Mondelez International, Inc.(e):
2.83%, 02/05/19	USD	2,000	$1,999,240
2.82%, 02/06/19		1,000	999,543
3.02%, 02/28/19		2,000	1,995,575
3.12%, 03/19/19		2,000	1,992,451
2.87%, 04/02/19		1,000	994,983
3.02%, 04/09/19		2,000	1,988,776
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.77%, 04/02/19(a)		1,000	1,000,371
NextEra Energy Capital Holdings, Inc.(e):
3.02%, 02/28/19		2,000	1,995,574
2.89%, 03/05/19		4,000	3,989,528
2.89%, 03/07/19		2,500	2,493,049
2.89%, 03/27/19		3,000	2,986,557
2.91%, 04/11/19		2,000	1,988,438
Nieuw Amsterdam Receivables Corp., 2.51%, 02/08/19(e)		1,000	999,459
Old Line Funding LLC, 2.95%, 05/28/19(e)		2,000	1,982,190
Parker-Hannifin Corp., 2.87%, 02/20/19(e)		2,800	2,796,153
Reckitt Benckiser Treasury Services plc, 2.63%, 02/04/19(e)		1,000	999,736
Ridgefield Funding Co. LLC(b)(e):
2.94%, 03/18/19		1,500	1,495,088
2.94%, 05/07/19		2,000	1,985,568
3.05%, 06/11/19		1,000	990,011
Royal Bank of Canada, (LIBOR USD 3 Month + 0.21%), 3.01%, 01/07/20(a)		1,000	1,001,455
Salisbury Receivables Co. LLC, 3.23%, 08/23/19(e)		2,000	1,968,017
Schlumberger Holdings Corp.(e):
3.05%, 02/19/19		2,000	1,997,114
3.02%, 03/07/19		2,000	1,994,550
Sempra Energy Production Co., 2.86%, 03/14/19(e)		2,000	1,993,294
Sempra Global(e):
2.84%, 02/26/19		5,000	4,989,748
2.79%, 02/27/19		2,000	1,995,737
2.86%, 03/13/19		2,000	1,993,458
Sheffield Receivables Co. LLC, 2.92%, 04/02/19(e)		1,000	995,532
Societe Generale SA:
2.90%, 08/05/19(e)		750	739,035
3.04%, 08/26/19(e)		1,750	1,722,630
3.25%, 10/15/19(e)		1,000	980,182
3.22%, 10/31/19(e)		1,500	1,466,889
(LIBOR USD 1 Month + 0.53%), 3.04%, 12/16/19(a)		1,000	1,002,390
Starbird Funding Corp., 2.94%, 05/13/19(e)		2,000	1,983,884
Sumitomo Mitsui Trust Bank Ltd., 2.87%, 04/01/19(e)		1,000	995,767
Suncor Energy, Inc.(e):
2.83%, 02/08/19		2,000	1,998,774
3.04%, 03/04/19		1,500	1,496,195
3.12%, 04/02/19		3,000	2,984,948
3.12%, 04/11/19		1,000	994,219
2.98%, 05/02/19		4,000	3,969,637
Suncorp-Metway Ltd.(e):
2.78%, 05/16/19		2,000	1,983,550
2.90%, 07/10/19		1,500	1,480,620
Swedbank AB, 2.57%, 03/04/19(e)		2,000	1,995,746
TELUS Corp.(e):
3.12%, 03/20/19		1,650	1,643,629
3.02%, 04/18/19		3,000	2,980,859
3.01%, 05/01/19		3,000	2,977,500
Toronto-Dominion Bank, 2.87%, 04/01/19(e)		2,000	1,991,500

Security	Par (000)		Value

Commercial Paper (continued)
TransCanada PipeLines Ltd.(e):
2.92%, 02/14/19	USD	2,500	$2,497,276
3.07%, 02/28/19		750	748,340
3.03%, 03/11/19		1,000	996,893
3.07%, 04/04/19		2,000	1,989,626
3.07%, 04/11/19		1,500	1,491,329
UBS AG(a):
(LIBOR USD 3 Month + 0.33%), 3.12%, 04/04/19		1,500	1,500,546
(LIBOR USD 1 Month + 0.40%), 2.92%, 07/02/19		1,000	1,000,624
(LIBOR USD 3 Month + 0.32%), 3.14%, 12/19/19		2,000	1,999,989
VW Credit, Inc.(e):
2.67%, 02/21/19 - 02/22/19		3,000	2,994,974
2.94%, 03/20/19		1,000	996,139
Walgreens Boots Alliance, Inc.(e):
3.16%, 02/04/19		1,000	999,697
2.87%, 02/11/19		2,000	1,998,301
3.29%, 05/09/19		4,000	3,967,039
3.30%, 05/24/19		4,000	3,961,367
3.36%, 07/17/19		1,000	985,522
Westpac Banking Corp.(a):
(LIBOR USD 3 Month + 0.22%), 3.03%, 04/03/19		500	500,146
(LIBOR USD 3 Month + 0.18%), 2.92%, 10/31/19		1,000	1,000,653

Total Commercial Paper — 49.4% (Cost: $260,080,429)			260,146,251

	Shares

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(f)(g)		1,527,809	1,527,809

Total Money Market Funds — 0.3% (Cost: $1,527,809)			1,527,809

Total Repurchase Agreements — 4.9% (Cost: $25,500,000)			25,500,000

Total Short-Term Securities — 68.4% (Cost: $359,601,702)			359,702,489

Total Investments — 102.5% (Cost: $538,649,752)			538,791,940

Liabilities in Excess of Other Assets — (2.5)%			(13,194,157)

Net Assets — 100.0%			$525,597,783

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Annualized 7-day yield as of period end.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Short Obligations Fund

(g)

During the six months ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	208,535	1,319,274	1,527,809	$1,527,809	$11,808	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	3.12	%(a)	01/31/19	05/07/19	$5,000	$5,000	$5,041,600	Corporate/Debt Obligation, 2.65%, due 12/25/36	$10,371,504	$5,750,000
Citigroup Global Markets, Inc.	3.08	(a)	01/31/19	04/07/19	1,000	1,000	1,005,638	Corporate/Debt Obligations, 3.14% to 5.10%, due 04/15/29 to 09/23/37	2,699,894	1,070,000
	3.24	(a)	01/31/19	05/07/19	6,000	6,000	6,051,800	Corporate/Debt Obligations, 2.88% to 3.51%, due 07/15/36 to 10/28/64	12,674,186	6,420,000

Total Citigroup Global Markets, Inc.						$7,000				$7,490,000

Credit Suisse Securities USA LLC	2.96	(a)	01/31/19	03/08/19	1,000	1,000	1,002,964	Corporate/Debt Obligations, 5.24% to 5.93%, due 05/16/42 to 10/25/46	2,852,119	1,149,999
JP Morgan Securities LLC	3.24	(a)	01/31/19	05/03/19	4,000	4,000	4,033,094	Corporate/Debt Obligations, 0.03% to 7.75%, due 09/15/22 to 12/31/49	102,671,999	4,391,353
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.99	(a)	01/31/19	03/18/19	1,000	1,000	1,003,821	Corporate/Debt Obligation, 6.71%, due 06/01/46	1,204,370	1,150,001
	3.09	(a)	01/31/19	04/07/19	4,000	4,000	4,022,660	Corporate/Debt Obligation, 6.71%, due 06/01/46	4,817,477	4,600,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$5,000				$5,750,001

Mizuho Securities USA LLC	3.05	(a)	01/31/19	03/08/19	3,500	3,500	3,510,671	Corporate/Debt Obligations, 7.45% to 8.00%, due 02/25/25 to 05/25/26	10,760,651	3,675,000

						$25,500				$28,206,353

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$179,089,451	$—	$179,089,451
Short-Term Securities:
Certificates of Deposit	—	72,528,429	—	72,528,429
Commercial Paper	—	260,146,251	—	260,146,251
Money Market Funds	1,527,809	—	—	1,527,809
Repurchase Agreements	—	25,500,000	—	25,500,000

Total Investments	$1,527,809	$537,264,131	$—	$538,791,940

(a)	See above Schedule of Investments for values in each security type.

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	11

Statement of Assets and Liabilities  (unaudited)

January 31, 2019

BlackRock Short Obligations Fund

ASSETS
Investments at value — unaffiliated (cost — $511,621,943)	$511,764,131
Investments at value — affiliated (cost — $1,527,809)	1,527,809
Cash	35,129
Repurchase agreements at value (cost — $25,500,000)	25,500,000
Receivables:
Capital shares sold	12,678,973
Dividends — affiliated	4,290
Interest — unaffiliated	1,261,128
From the Manager	311
Prepaid expenses	129,415

Total assets	552,901,186

LIABILITIES
Payables:
Investments purchased	13,227,844
Capital shares redeemed	13,846,212
Income dividend distributions	4,762
Service fees	30,847
Administration fees	22,554
Board realignment and consolidation	1,301
Investment advisory fees	13,454
Trustees’ and Officer’s fees	2,759
Other accrued expenses	153,670

Total liabilities	27,303,403

NET ASSETS	$525,597,783

NET ASSETS CONSIST OF
Paid-in capital	$525,459,224
Accumulated earnings	138,559

NET ASSETS	$525,597,783

NET ASSET VALUE
Institutional — Based on net assets of $261,587,846 and 26,170,767 shares outstanding, unlimited number of shares authorized, par value $0.001 per share	$10.00

Investor A — Based on net assets of $186,600,712 and 18,673,675 shares outstanding, unlimited number of shares authorized, par value $0.001 per share	$9.99

Class K — Based on net assets of $77,409,225 and 7,728,795 shares outstanding, unlimited number of shares authorized, par value $0.001 per share	$10.02

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended January 31, 2019

BlackRock Short Obligations Fund

INVESTMENT INCOME
Dividends — affiliated	$11,808
Interest — unaffiliated	3,912,559

Total investment income	3,924,367

EXPENSES
Investment advisory	349,647
Service — class specific	82,649
Offering	71,640
Professional	67,970
Administration	59,436
Registration	39,074
Administration — class specific	27,969
Accounting services	23,320
Transfer agent — class specific	19,341
Printing	17,066
Custodian	6,110
Trustees and Officer	5,231
Board realignment and consolidation	706
Miscellaneous	13,882

Total expenses	784,041
Less:
Administration fees waived — class specific	(9,282)
Fees waived and/or reimbursed by the Manager	(376,547)
Service and distribution fees waived — class specific	(158)
Transfer agent fees waived and/or reimbursed — class specific	(319)

Total expenses after fees waived and/or reimbursed	397,735

Net investment income	3,526,632

REALIZED AND UNREALIZED GAIN
Net realized gain from investments	5,526
Net change in unrealized appreciation on investments	366,764

Net realized and unrealized gain	372,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,898,922

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

	BlackRock Short Obligations Fund
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,526,632	$2,503,261
Net realized gain	5,526	2,788
Net change in unrealized appreciation (depreciation)	366,764	(372,341)

Net increase in net assets resulting from operations	3,898,922	2,133,708

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(1,637,594)	(953,797)
Investor A	(818,829)	(1,113)
Class K	(1,162,939)	(1,582,427)

Decrease in net assets resulting from distributions to shareholders	(3,619,362)	(2,537,337)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	371,635,787	17,044,123

NET ASSETS(b)
Total increase in net assets	371,915,347	16,640,494
Beginning of period	153,682,436	137,041,942

End of period	$525,597,783	$153,682,436

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund

	Institutional
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$9.99		$10.03		$10.02		$10.00		$10.01	$10.00

Net investment income(a)	0.13		0.18		0.12		0.08		0.05	0.05
Net realized and unrealized gain (loss)	0.01		(0.05)		0.01		0.02		(0.01)	0.00	(b)

Net increase from investment operations	0.14		0.13		0.13		0.10		0.04	0.05

Distributions(c)
From net investment income	(0.13)		(0.17)		(0.12)		(0.08)		(0.05)	(0.04)
From net realized gain	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—	(0.00	)(d)

Total distributions	(0.13)		(0.17)		(0.12)		(0.08)		(0.05)	(0.04)

Net asset value, end of period	$10.00		$9.99		$10.03		$10.02		$10.00	$10.01

Total Return(e)
Based on net asset value	1.41	%(f)	1.34%		1.30%		0.98%		0.45%	0.56%

Ratios to Average Net Assets
Total expenses	0.51	%(g)	0.60%		0.54	%(h)	0.58	%(h)	1.02%	1.15%

Total expenses after fees waived and/or reimbursed	0.25	%(g)	0.28%		0.24%		0.13%		0.12%	0.13%

Net investment income	2.56	%(g)	1.75%		1.17%		0.79%		0.55%	0.46%

Supplemental Data
Net assets, end of period (000)	$261,588		$70,512		$38,160		$16,945		$10,182	$10,012

Portfolio turnover rate	20%		87%		140%		184%		68%	50%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund (continued)

	Investor A
	Six Months Ended 01/31/19 (unaudited)		Period from 03/09/18 (a) to 07/31/18

Net asset value, beginning of period	$9.99		$9.99

Net investment income(b)	0.12		0.07
Net realized and unrealized gain	0.00	(c)	0.00	(c)

Net increase from investment operations	0.12		0.07

Distributions(d)
From net investment income	(0.12)		(0.07)
From net realized gain	(0.00	)(e)	—

Total distributions	(0.12)		(0.07)

Net asset value, end of period	$9.99		$9.99

Total Return(f)
Based on net asset value	1.19	%(g)	0.73	%(g)

Ratios to Average Net Assets
Total expenses	0.71	%(h)	0.78	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.46	%(h)	0.42	%(h)(i)

Net investment income	2.38	%(h)	1.87	%(h)

Supplemental Data
Net assets, end of period (000)	$186,601		$621

Portfolio turnover rate	20%		87%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%.

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund (continued)

	Class K (a)
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$10.01		$10.04		$10.03		$10.01		$10.02	$10.01

Net investment income(b)	0.13		0.18		0.12		0.08		0.06	0.05
Net realized and unrealized gain (loss)	0.01		(0.03)		0.01		0.02		(0.01)	0.00	(c)

Net increase from investment operations	0.14		0.15		0.13		0.10		0.05	0.05

Distributions(d)
From net investment income	(0.13)		(0.18)		(0.12)		(0.08)		(0.06)	(0.04)
From net realized gain	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	—	(0.00	)(e)

Total distributions	(0.13)		(0.18)		(0.12)		(0.08)		(0.06)	(0.04)

Net asset value, end of period	$10.02		$10.01		$10.04		$10.03		$10.01	$10.02

Total Return(f)
Based on net asset value	1.43	%(g)	1.52%		1.35%		1.01%		0.47%	0.59%

Ratios to Average Net Assets
Total expenses	0.52	%(h)	0.53%		0.50	%(i)	0.55	%(i)	0.99%	1.15%

Total expenses after fees waived and/or reimbursed	0.20	%(h)	0.20%		0.17%		0.10%		0.10%	0.10%

Net investment income	2.57	%(h)	1.78%		1.22%		0.79%		0.57%	0.49%

Supplemental Data
Net assets, end of period (000)	$77,409		$82,549		$98,882		$31,918		$41,660	$15,029

Portfolio turnover rate	20%		87%		140%		184%		68%	50%

(a)	On the close of business on September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without an initial sales charge, except as discussed below and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	No	No	(a)	None
Class K Shares	No	No		None

(a)

Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of another fund advised by BlackRock Advisors, LLC or its affiliates where no initial sales charge was paid at the time of purchase of such fund.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the fund may subsequently have to reinvest the proceeds at lower interest rates. If the fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the fund and its counterparties. Typically, the fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Investor A
Service Fees	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended January 31, 2019, the class specific service fees borne directly by Investor A Shares of the Fund were $82,649.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$12,466	$6,611	$8,892	$27,969

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Class K	Total
$74	$127	$201

For the six months ended January 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$18,931	$92	$318	$19,341

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2019, the amount waived was $434.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Contractual (a)	Voluntary (b)
Institutional	0.35%	0.30%
Investor A(c)	0.60	0.50
Class K	0.30	0.20

(a)

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through November 30, 2019 unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

(b)	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
(c)	Effective March 9, 2018, implemented expense limitations upon launch through November 30, 2019.

For the six months ended January 31, 2019, the Manager waived and/or reimbursed $350,116, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

For the six months ended January 31, 2019, administration fees waived at the Fund level were $25,997. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included as service and distribution fees waived — class specific, administration fees waived — class specific, and transfer agent fees waived and/or reimbursed — class specific respectively, in the Statement of Operations. For the six months ended January 31, 2019, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Class K	Total
Administration Fees Waived	$126	$264	$8,892	$9,282
Service and Distribution Fees Waived	—	158	—	158
Transfer Agent Fees Waived and/or Reimbursed	—	—	319	319

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2019	2020	2021
Fund Level	$167,205	$343,023	$239,754
Institutional	$614	$1,262	$126
Investor A	—	—	$422
Class K	$11,666	$18,314	$9,211

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding short-term securities, were $96,963,560 and $21,540,251, respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of January 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$538,649,752

Gross unrealized appreciation	$408,103
Gross unrealized depreciation	(265,915)

Net unrealized appreciation	$142,188

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

8.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2019, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Federal Reserve has begun to raise the Federal Funds rate, and each increase results in more pronounced interest rate risk in the current market environment.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	24,249,280	$242,183,344	10,790,914	$107,947,863
Shares issued in reinvestment of distributions	160,546	1,604,260	80,376	803,774
Shares redeemed	(5,294,654)	(52,883,663)	(7,621,118)	(76,250,292)

Net increase	19,115,172	$190,903,941	3,250,172	$32,501,345

			Period from 03/09/18 (a) to 07/31/18
Investor A
Shares sold	22,613,465	$225,842,829	62,058	$619,951
Shares issued in reinvestment of distributions	81,440	813,168	98	985
Shares redeemed	(4,083,386)	(40,773,797)	—	—

Net increase	18,611,519	$185,882,200	62,156	$620,936

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/19		Year Ended 07/31/18
	Shares	Amount	Shares	Amount
Class K
Shares sold	10,988,618	$110,018,299	15,179,805	$152,180,662
Shares issued in reinvestment of distributions	84,283	844,302	118,452	1,187,211
Shares redeemed	(11,588,319)	(116,012,955)	(16,900,675)	(169,446,031)

Net decrease	(515,418)	$(5,150,354)	(1,602,418)	$(16,078,158)

Total Net Increase	37,211,273	$371,635,787	1,709,910	$17,044,123

(a)	Commencement of operations.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

Share Class	Net Investment Income	Net Realized Gain
Institutional	(942,054)	(11,743)
Investor A	(1,113)	—
Class K	(1,560,096)	(22,331)

Undistributed net investment income as of July 31, 2018 was $80,931.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

At a special meeting of shareholders held on November 21, 2018, the Fund’s shareholders elected Trustees who took office on January 1, 2019. The newly elected Trustees include ten former Trustees and five individuals who served as directors/trustees of the funds in the BlackRock Equity-Bond Complex. Information regarding the individuals who began serving as Trustees effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Custodians

Bank of New York Mellon New York, NY 10179

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEES AND OFFICER INFORMATION	25

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Trustees of the Trust. The newly elected trustees took office effective January 1, 2019.

Shareholders approved the Trustees* of BlackRock FundsSM with voting results as follows:

	Votes For	Votes Withheld
Bruce R. Bond	1,194,453,855	13,902,348
Susan J. Carter	1,196,552,121	11,804,082
Collette Chilton	1,196,528,363	11,827,840
Neil A. Cotty	1,196,166,120	12,190,083
Robert Fairbairn	1,193,957,290	14,398,913
Lena G. Goldberg	1,196,028,565	12,327,638
Robert M. Hernandez	1,194,378,100	13,978,103
Henry R. Keizer	1,195,228,758	13,127,445
Cynthia A. Montgomery	1,196,372,720	11,983,483
Donald C. Opatrny	1,195,869,848	12,486,356
John M. Perlowski	1,193,999,184	14,357,019
Joseph P. Platt	1,195,764,828	12,591,375
Mark Stalnecker	1,195,994,960	12,361,243
Kenneth L. Urish	1,195,716,210	12,639,993
Claire A. Walton	1,196,904,200	11,452,003

*	Denotes Trust-wide proposal and voting results.

The above Trustees, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as trustees for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	27

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SHORTS-1/19-SAR

JANUARY 31, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Total Factor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2019, concerns about a variety of political risks and a modest slowdown in global growth worked against the equity market, while the bond market delivered modest positive returns. Though the market’s appetite for risk remained healthy for most of the reporting period, risk-taking declined sharply later in the reporting period. As a result, bonds held their value better than stocks, which posted negative returns across the globe. Shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed income securities delivered modest positive returns with relatively low volatility. In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates were relatively unchanged. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Although the credit fundamentals in corporate markets remained relatively solid, investment-grade and high-yield bonds trailed U.S. Treasuries.

The U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. By our estimation, the Fed’s neutral interest rate (the theoretical rate that is neither stimulative nor restrictive to the economy) is approximately 3.5%. The Fed funds rate is currently at 2.5%, which is stimulative to the economy. At its latest meeting in late January, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation gives the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates.

Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 — the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. Trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. Consequently, we are cautious on European equities, as European unity remains tenuous with a history of flare-ups. We continue to prefer to take risk in U.S. and emerging market equities. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. We also favor short-term bonds over long-term bonds because they offer nearly equivalent yields with far lower volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.00)%	(2.31)%
U.S. small cap equities (Russell 2000® Index)	(9.62)	(3.52)
International equities (MSCI Europe, Australasia, Far East Index)	(7.80)	(12.51)
Emerging market equities (MSCI Emerging Markets Index)	(2.60)	(14.24)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.10	1.95
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	4.20	3.21
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.71	2.25
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.86	3.08
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.07	1.73
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2019	BlackRock Total Factor Fund

Investment Objective

BlackRock Total Factor Fund (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2019, the Fund outperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index, with the exception of the Fund’s Investor C Shares, which underperformed the reference benchmark.

What factors influenced performance?

The Fund is a liquid alternative investment that utilizes a factor investing approach in order to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, all the while maintaining a low correlation to equity and fixed income markets and being designed to be resilient to market shocks and drawdowns.

Net long exposure to the inflation factor was additive to Fund performance as government bonds outperformed amid the risk-off environment seen in the fourth quarter of 2018, which drove investors to traditional safe havens. Within the Fund’s long/short allocation, the value factor was the top driver of positive performance across bonds, commodities, currencies and equity markets. Long/short commodity exposure was additive as positioning within the cross section contributed to returns. Defensive factors within single-name stocks contributed positively, particularly in late 2018 as low volatility and quality factors performed favorably against expectations for moderating growth and increased investor risk aversion.

A slight net long stance to equity and commodity exposures within the portfolio detracted driven by increased volatility and uncertainty around global growth prospects, trade wars, and global central bank policies. This was coupled with a strengthening U.S. dollar in the fourth quarter of 2018, which hindered commodity performance. Within the long/short allocation, the momentum and carry (incremental income) factors notably detracted. Momentum detracted across all asset classes as economic regime shifts, during which the momentum factor traditionally underperforms, were notable throughout the latter half of 2018 into early 2019.

The Fund routinely holds derivatives including futures and swaps to gain exposure to single name stocks, global bonds, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, the Fund holds currency forwards as a means to protect against unintended exposure to foreign currency risk. Over the past six months, the use of derivatives had a negative impact on Fund performance.

The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.

Describe recent portfolio activity.

The majority of the portfolio’s risk budget remains unchanged relative to the start of the period, although the Fund was tilted slightly more toward long/short fixed income factors such as value and carry, and away from long/short equity market factors such as value and momentum.

Describe portfolio positioning at period end.

The Fund seeks to deliver absolute returns by balancing risks among bonds, equities, commodities and diversifying strategies. At the end of the period, the portfolio was modestly overweight to risk within equities, with total risk in line with the Fund’s long-term strategic target.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Foreign Government Obligations	87%
U.S. Treasury Obligations	13

(a)	Total investments exclude short-term securities.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Republic of France	32%
Commonwealth of Australia	18
Canadian Government Bond	14
U.K. Treasury Inflation Linked Bonds	13
Federal Republic of Germany	10
U.S. Treasury Inflation Linked Notes	8
U.S. Treasury Inflation Linked Bonds	5

(a)	Total investments exclude short-term securities.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock Total Factor Fund

Performance Summary for the Period Ended January 31, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(0.87)%	(2.22)%	N/A	4.43%	N/A	3.23%	N/A
Investor A	(1.07)	(2.51)	(7.63)%	4.14	3.03%	2.96	2.06%
Investor C	(1.51)	(3.24)	(4.19)	3.37	3.37	2.18	2.18
Class K	(0.85)	(2.10)	N/A	4.44	N/A	3.24	N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index(d)	(1.44)	(0.95)	N/A	6.25	N/A	7.40	N/A
MSCI World Index Hedged USD Net(e)	(4.45)	(3.44)	N/A	8.61	N/A	10.98	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(f)	2.71	2.25	N/A	2.44	N/A	1.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.

(c)	The Fund commenced operations on December 27, 2012.
(d)	This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(e)

An index composed of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States and calculated with net dividends reinvested daily on the ex-dividends date 100% hedged to USD using 1-month forward exchange rates.

(f)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period (b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$991.30	$2.76	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	1,000.00	989.30	4.01	1,000.00	1,021.17	4.08	0.80
Investor C	1,000.00	984.90	7.75	1,000.00	1,017.39	7.88	1.55
Class K	1,000.00	991.50	2.51	1,000.00	1,022.68	2.55	0.50

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on Page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K February 3, 2017 inception date is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous pages (which is based on a hypothetical investment of $1,000 invested on August 1, 2018 and held through January 31, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) January 31, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 7.1%

Australia — 1.4%
Commonwealth of Australia:
6.87%, 08/20/20	AUD	423	$324,233
1.42%, 02/21/22		550	410,916
3.68%, 09/20/25		773	656,465
0.77%, 11/21/27		231	174,471
2.99%, 09/20/30		510	449,895
2.22%, 08/21/35		346	301,346
1.33%, 08/21/40		308	244,606
1.01%, 02/21/50		305	229,244

			2,791,176

Canada — 1.1%
Canadian Government Bond:
6.84%, 12/01/21	CAD	309	260,762
6.47%, 12/01/26		293	289,592
4.00%, 12/01/31		318	348,408
3.90%, 12/01/36		272	288,034
2.41%, 12/01/41		301	291,124
1.74%, 12/01/44		326	293,845
1.36%, 12/01/47		313	272,498
0.51%, 12/01/50		149	106,731

			2,150,994

France — 2.6%
Republic of France:
2.83%, 07/25/20	EUR	552	665,934
0.10%, 03/01/21		83	97,909
0.10%, 07/25/21		168	198,533
1.23%, 07/25/22		363	450,166
2.38%, 07/25/23		357	466,865
0.26%, 07/25/24		327	402,648
0.10%, 03/01/25		155	186,758
2.05%, 07/25/27		418	588,245
0.10%, 03/01/28		227	273,910
4.38%, 07/25/29		152	248,992
0.72%, 07/25/30(a)		277	361,484
4.03%, 07/25/32		225	384,829
0.10%, 07/25/36(a)		87	104,949
2.13%, 07/25/40(a)		256	419,621
0.10%, 07/25/47(a)		165	197,250

			5,048,093

Germany — 0.9%
Federal Republic of Germany:
1.98%, 04/15/20		319	375,046
0.11%, 04/15/23		311	376,639
0.10%, 04/15/26		272	340,071
0.52%, 04/15/30		243	325,155
0.11%, 04/15/46		151	215,650

			1,632,561

United Kingdom — 1.1%
U.K. Treasury Inflation Linked Bonds:
2.50%, 04/16/20	GBP	17	23,738
2.59%, 11/22/22		69	105,796
0.15%, 03/22/24		14	20,130
7.28%, 07/17/24		87	144,573
0.14%, 03/22/26		40	60,823
1.83%, 11/22/27		22	37,980
0.13%, 08/10/28		11	17,173
0.15%, 03/22/29		40	63,979
8.69%, 07/22/30		42	97,624
1.64%, 11/22/32		33	64,095
0.91%, 03/22/34		11	21,365
3.28%, 01/26/35		58	129,296
0.14%, 11/22/36		33	60,031
1.58%, 11/22/37		76	164,584

Security		Par (000)	Value

United Kingdom (continued)
0.81%, 03/22/40	GBP	13	$27,311
0.13%, 08/10/41		10	19,815
0.84%, 11/22/42		20	43,821
0.15%, 03/22/44		67	135,233
0.14%, 03/22/46		22	45,470
1.03%, 11/22/47		59	142,702
0.13%, 08/10/48		10	22,111
0.66%, 03/22/50		9	22,305
0.29%, 03/22/52		59	136,737
1.85%, 11/22/55		57	178,572
0.13%, 11/22/56		2	5,174
0.14%, 03/22/58		38	92,158
0.45%, 03/22/62		27	74,206
0.14%, 03/22/68		50	145,955

			2,102,757

Total Foreign Government Obligations — 7.1% (Cost: $13,875,360)			13,725,581

U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	221	244,954
2.00%, 01/15/26		67	73,012
3.63%, 04/15/28		62	77,810
2.50%, 01/15/29		68	79,081
3.88%, 04/15/29		54	69,564
3.38%, 04/15/32		17	22,392
2.13%, 02/15/40 - 02/15/41		84	101,758
0.75%, 02/15/42 - 02/15/45		97	89,917
0.63%, 02/15/43		49	44,507
1.38%, 02/15/44		16	17,233
1.00%, 02/15/46 - 02/15/48		57	55,969
0.88%, 02/15/47		20	18,791
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/20 - 07/15/26		564	552,058
1.25%, 07/15/20		23	23,296
1.13%, 01/15/21		132	133,210
0.38%, 07/15/23 - 01/15/27		184	179,812
0.63%, 01/15/24 - 01/15/26		134	133,762
0.25%, 01/15/25		112	108,699
0.75%, 07/15/28		35	35,143
0.88%, 01/15/29		25	25,151

Total U.S. Treasury Obligations — 1.0% (Cost: $2,093,592)			2,086,119

Total Long-Term Investments — 8.1% (Cost: $15,968,952)			15,811,700

		Shares

Short-Term Securities — 83.9%

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(b)(d)		9,801,193	9,801,193

Total Money Market Funds — 5.1% (Cost: $9,801,193)			9,801,193

		Par (000)

U.S. Treasury Obligations — 78.8%
U.S. Treasury Bills(c):
2.28%, 02/28/19	USD	35,500	35,437,076
2.36%, 03/28/19		20,000	19,927,278
2.39%, 05/23/19		27,000	26,802,698

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.42%, 06/20/19	USD	38,000	$37,650,433
2.55%, 07/18/19		33,000	32,630,304

Total U.S. Treasury Obligations — 78.8% (Cost: $152,436,320)			152,447,789

Total Short-Term Securities — 83.9% (Cost: $162,237,513)			162,248,982

Total Investments — 92.0% (Cost: $178,206,465)			178,060,682

Other Assets Less Liabilities — 8.0%			15,450,308

Net Assets — 100.0%			$193,510,990

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.

(d)

During the six months ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,557,030	2,244,163	9,801,193	$9,801,193	$91,169	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	72	02/15/19	$8,554	$300,142
CAC 40 10 Euro Index	149	02/15/19	8,512	311,278
IBEX 35 Index	43	02/15/19	4,457	115,246
OMXS30 Index	3	02/15/19	50	1,569
Hang Seng China Enterprises Index	10	02/27/19	707	14,037
Brent Crude Oil(a)	17	02/28/19	1,034	8,274
RBOB Gasoline(a)	36	02/28/19	2,083	(59,770)
Low Sulphur Gasoil(a)	26	03/12/19	1,514	46,327
FTSE 100 Index	42	03/15/19	3,802	94,520
ASX SPI 200 Index	23	03/21/19	2,426	60,530
100 oz Gold(a)	2	04/26/19	265	3,354

				895,507

Short Contracts
WTI Crude Oil(a)	20	02/20/19	1,076	(24,870)
Natural Gas(a)	62	02/26/19	1,745	60,481
Hang Seng Index	11	02/27/19	1,966	(29,851)
SGX NIFTY 50 Index	303	02/28/19	6,578	(106,085)
TOPIX Index	32	03/07/19	4,606	(66,044)
S&P/TSX 60 Index	31	03/14/19	4,378	(206,324)
Australian Government Bonds (10 Year)	707	03/15/19	68,618	(376,620)
DAX Index	16	03/15/19	5,107	(148,488)
FTSE/MIB Index	2	03/15/19	225	(361)
S&P 500 E-Mini Index	75	03/15/19	10,142	(411,485)

				(1,309,647)

				$(414,140)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,782,000	(a)	USD	1,993,113	JPMorgan Chase Bank NA	03/20/19	$30,367
AUD	15,339,000	(a)	USD	11,022,906	Morgan Stanley & Co. International plc	03/20/19	133,873
BRL	17,853,000	(a)	USD	4,735,218	Bank of America NA	03/20/19	146,108
BRL	5,792,000	(a)	USD	1,559,274	BNP Paribas SA	03/20/19	24,362
BRL	2,031,000	(a)	USD	542,526	Deutsche Bank AG	03/20/19	12,785
BRL	3,824,000	(a)	USD	982,200	JPMorgan Chase Bank NA	03/20/19	63,349
CAD	23,917,276	(a)	USD	17,947,228	Morgan Stanley & Co. International plc	03/20/19	273,602
EUR	9,263,000	(a)	USD	10,598,745	Morgan Stanley & Co. International plc	03/20/19	42,483
GBP	5,313,994	(a)	USD	6,816,983	JPMorgan Chase Bank NA	03/20/19	168,149
GBP	2,451,000	(a)	USD	3,139,883	Morgan Stanley & Co. International plc	03/20/19	81,904
INR	12,445,000	(a)	USD	174,380	Bank of America NA	03/20/19	97
INR	187,148,000	(a)	USD	2,611,519	Deutsche Bank AG	03/20/19	12,270
INR	74,876,000	(a)	USD	1,026,551	HSBC Bank plc	03/20/19	23,201
INR	20,886,000	(a)	USD	288,266	JPMorgan Chase Bank NA	03/20/19	4,553
JPY	873,406,000	(a)	USD	7,818,573	Morgan Stanley & Co. International plc	03/20/19	227,600
KRW	662,302,000	(a)	USD	588,807	Bank of America NA	03/20/19	7,332
KRW	2,832,092,000	(a)	USD	2,535,168	BNP Paribas SA	03/20/19	14,001
KRW	2,927,937,000	(a)	USD	2,613,905	HSBC Bank plc	03/20/19	21,534
KRW	1,080,107,000	(a)	USD	960,815	JPMorgan Chase Bank NA	03/20/19	11,390
MXN	192,061,000	(a)	USD	9,227,191	JPMorgan Chase Bank NA	03/20/19	751,925
MXN	216,106,000	(a)	USD	10,539,912	Morgan Stanley & Co. International plc	03/20/19	688,535
NZD	24,378,000	(a)	USD	16,587,620	JPMorgan Chase Bank NA	03/20/19	278,030
NZD	11,273,000	(a)	USD	7,689,784	Morgan Stanley & Co. International plc	03/20/19	109,316
RUB	67,986,000	(a)	USD	1,023,903	Bank of America NA	03/20/19	8,465
RUB	1,867,000	(a)	USD	27,044	Deutsche Bank AG	03/20/19	1,306
RUB	727,492,000	(a)	USD	10,677,643	HSBC Bank plc	03/20/19	369,329
RUB	47,747,000	(a)	USD	708,401	JPMorgan Chase Bank NA	03/20/19	16,637
TWD	24,955,000	(a)	USD	811,510	Bank of America NA	03/20/19	3,522
TWD	137,862,000	(a)	USD	4,488,430	HSBC Bank plc	03/20/19	14,156
TWD	62,285,000	(a)	USD	2,021,190	JPMorgan Chase Bank NA	03/20/19	13,044
USD	675,594	(a)	CHF	668,000	JPMorgan Chase Bank NA	03/20/19	1,102
USD	326,272	(a)	CHF	321,000	Morgan Stanley & Co. International plc	03/20/19	2,153
USD	2,614,737	(a)	EUR	2,273,000	Morgan Stanley & Co. International plc	03/20/19	3,541
USD	247,900	(a)	GBP	188,000	Morgan Stanley & Co. International plc	03/20/19	778
USD	183,142	(a)	HKD	1,429,000	JPMorgan Chase Bank NA	03/20/19	713
USD	878,282	(a)	HKD	6,866,000	Morgan Stanley & Co. International plc	03/20/19	1,755
USD	2,694,668	(a)	INR	191,272,000	HSBC Bank plc	03/20/19	13,060
USD	1,558,345	(a)	MXN	29,817,000	Morgan Stanley & Co. International plc	03/20/19	9,112
USD	327,905	(a)	SEK	2,954,468	JPMorgan Chase Bank NA	03/20/19	273
USD	644,174		SEK	5,750,000	JPMorgan Chase Bank NA	03/20/19	6,535
USD	20,043,898	(a)	TWD	610,923,000	HSBC Bank plc	03/20/19	91,096
USD	9,464,464	(a)	TWD	288,392,000	JPMorgan Chase Bank NA	03/20/19	45,554

							3,728,897

AUD	8,882,000	(a)	USD	6,504,037	Morgan Stanley & Co. International plc	03/20/19	(43,738)
CHF	600,000	(a)	USD	613,643	Morgan Stanley & Co. International plc	03/20/19	(7,812)
EUR	500,000	(a)	USD	575,614	JPMorgan Chase Bank NA	03/20/19	(1,219)
EUR	11,695,000	(a)	USD	13,498,515	Morgan Stanley & Co. International plc	03/20/19	(63,433)
HKD	4,491,000	(a)	USD	575,651	Morgan Stanley & Co. International plc	03/20/19	(2,321)
INR	1,280,148,000	(a)	USD	18,115,992	HSBC Bank plc	03/20/19	(168,490)
INR	630,092,000	(a)	USD	8,897,783	JPMorgan Chase Bank NA	03/20/19	(63,978)
JPY	40,000,000	(a)	USD	369,876	JPMorgan Chase Bank NA	03/20/19	(1,380)
JPY	734,503,000	(a)	USD	6,815,541	Morgan Stanley & Co. International plc	03/20/19	(49,000)
KRW	1,402,153,000	(a)	USD	1,264,374	HSBC Bank plc	03/20/19	(2,295)
NZD	989,000	(a)	USD	686,001	Morgan Stanley & Co. International plc	03/20/19	(1,772)
SEK	5,225,000	(a)	USD	579,903	JPMorgan Chase Bank NA	03/20/19	(482)
TWD	34,914,000	(a)	USD	1,141,423	HSBC Bank plc	03/20/19	(1,129)
TWD	9,260,000	(a)	USD	303,209	JPMorgan Chase Bank NA	03/20/19	(776)
USD	28,393,545	(a)	AUD	39,217,062	JPMorgan Chase Bank NA	03/20/19	(130,878)
USD	10,101,216	(a)	AUD	14,179,000	Morgan Stanley & Co. International plc	03/20/19	(211,841)
USD	1,134,096	(a)	BRL	4,231,000	Bank of America NA	03/20/19	(22,735)
USD	570,968	(a)	BRL	2,245,000	BNP Paribas SA	03/20/19	(42,855)

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,492,235	(a)	BRL	48,704,000	Deutsche Bank AG	03/20/19	$(824,302)
USD	903,206	(a)	BRL	3,502,000	HSBC Bank plc	03/20/19	(54,303)
USD	1,083,660	(a)	BRL	4,216,000	JPMorgan Chase Bank NA	03/20/19	(69,070)
USD	9,259,283	(a)	CAD	12,300,000	Morgan Stanley & Co. International plc	03/20/19	(111,189)
USD	33,782,094	(a)	EUR	29,653,002	JPMorgan Chase Bank NA	03/20/19	(282,937)
USD	8,896,241	(a)	EUR	7,796,000	Morgan Stanley & Co. International plc	03/20/19	(59,714)
USD	10,626,391	(a)	GBP	8,279,000	Morgan Stanley & Co. International plc	03/20/19	(256,176)
USD	1,051,474	(a)	INR	75,643,000	BNP Paribas SA	03/20/19	(9,031)
USD	3,627,657	(a)	INR	260,977,000	HSBC Bank plc	03/20/19	(31,204)
USD	2,693,641	(a)	INR	193,120,000	JPMorgan Chase Bank NA	03/20/19	(13,874)
USD	694,935	(a)	JPY	78,482,000	JPMorgan Chase Bank NA	03/20/19	(28,073)
USD	10,742,511	(a)	JPY	1,211,023,633	Morgan Stanley & Co. International plc	03/20/19	(413,935)
USD	418,545	(a)	KRW	471,591,000	Bank of America NA	03/20/19	(5,935)
USD	8,950,742	(a)	KRW	9,982,309,000	HSBC Bank plc	03/20/19	(34,345)
USD	8,196,865	(a)	KRW	9,199,248,000	JPMorgan Chase Bank NA	03/20/19	(83,388)
USD	1,450,050	(a)	MXN	28,297,000	JPMorgan Chase Bank NA	03/20/19	(20,207)
USD	5,544,408	(a)	MXN	110,936,000	Morgan Stanley & Co. International plc	03/20/19	(219,610)
USD	124,729	(a)	NOK	1,068,000	JPMorgan Chase Bank NA	03/20/19	(2,150)
USD	18,267,870	(a)	NZD	26,885,000	Morgan Stanley & Co. International plc	03/20/19	(332,220)
USD	331,191	(a)	RUB	22,174,000	Deutsche Bank AG	03/20/19	(5,521)
USD	2,366,889	(a)	RUB	160,497,000	HSBC Bank plc	03/20/19	(70,260)
USD	2,946,948	(a)	RUB	205,707,000	JPMorgan Chase Bank NA	03/20/19	(176,714)
USD	65,497	(a)	SGD	90,000	JPMorgan Chase Bank NA	03/20/19	(1,421)
USD	165,290	(a)	SGD	224,000	Morgan Stanley & Co. International plc	03/20/19	(1,262)
USD	1,254,842	(a)	TWD	38,614,000	HSBC Bank plc	03/20/19	(6,296)

							(3,929,271)

	Net unrealized depreciation						$(200,374)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V3	5.00%	Quarterly	12/20/23	NR	USD	4,500	$293,151	$243,033	$50,118
ITRAXX.EUR.CROSSOVER.30.V2	5.00	Quarterly	12/20/23	NR	EUR	4,003	400,794	421,354	(20,560)

							$693,945	$664,387	$29,558

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/ (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
IBOVESPA Index February 2019	BRL	(1,739,720)	Merrill Lynch International & Co.	02/13/19	BRL	1,740	$(31,834)	$—	$(31,834)
IBOVESPA Index February 2019	BRL	(2,613,047)	Merrill Lynch International & Co.	02/13/19	BRL	2,613	(86,971)	—	(86,971)
IBOVESPA Index February 2019	BRL	(777,211)	Merrill Lynch International & Co.	02/13/19	BRL	777	(27,929)	—	(27,929)
IBOVESPA Index February 2019	BRL	(1,061,354)	Merrill Lynch International & Co.	02/13/19	BRL	1,061	(3,584)	—	(3,584)
TAIEX February 2019	TWD	164,691,876	Merrill Lynch International & Co.	02/20/19	TWD	164,692	175,548	—	175,548
TAIEX February 2019	TWD	127,034,348	Merrill Lynch International & Co.	02/20/19	TWD	127,034	98,649	—	98,649
Canadian 10-Year Bond February 2019	CAD	11,228,604	Merrill Lynch International & Co.	02/25/19	CAD	11,229	44,047	—	44,047
Canadian 10-Year Bond February 2019	CAD	1,504,516	Merrill Lynch International & Co.	02/25/19	CAD	1,505	7,248	—	7,248
Canadian 10-Year Bond February 2019	CAD	33,690,733	Merrill Lynch International & Co.	02/25/19	CAD	33,691	128,396	—	128,396
Canadian 10-Year Bond February 2019	CAD	11,631,757	Merrill Lynch International & Co.	02/25/19	CAD	11,632	51,481	—	51,481
Canadian 10-Year Bond February 2019	CAD	13,522,874	Merrill Lynch International & Co.	02/25/19	CAD	13,523	393,018	—	393,018

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

OTC Total Return Swaps (continued)

Reference Entity	Fixed Amount Paid/ (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian 10-Year Bond February 2019	CAD	8,256,132	Merrill Lynch International & Co.	02/25/19	CAD	8,256	$1,726	$—	$1,726
Long Gilt February 2019	GBP	1,361,480	Merrill Lynch International & Co.	02/25/19	GBP	1,361	(3,476)	—	(3,476)
Long Gilt February 2019	GBP	4,694,934	Merrill Lynch International & Co.	02/25/19	GBP	4,695	(1,042)	—	(1,042)
Long Gilt February 2019	GBP	11,097,972	Merrill Lynch International & Co.	02/25/19	GBP	11,098	25,875	—	25,875
Long Gilt February 2019	GBP	6,657,703	Merrill Lynch International & Co.	02/25/19	GBP	6,658	16,942	—	16,942
Long Gilt February 2019	GBP	2,337,775	Merrill Lynch International & Co.	02/25/19	GBP	2,338	12,192	—	12,192
Long Gilt February 2019	GBP	3,446,822	Merrill Lynch International & Co.	02/25/19	GBP	3,447	15,763	—	15,763
Long Gilt February 2019	GBP	3,564,700	Merrill Lynch International & Co.	02/25/19	GBP	3,565	23,175	—	23,175
Long Gilt February 2019	GBP	9,304,575	Merrill Lynch International & Co.	02/25/19	GBP	9,305	(52,234)	—	(52,234)
Long Gilt February 2019	GBP	2,812,346	Merrill Lynch International & Co.	02/25/19	GBP	2,812	37,832	—	37,832
Long Gilt February 2019	GBP	859,885	Merrill Lynch International & Co.	02/25/19	GBP	860	6,328	—	6,328
Long Gilt February 2019	GBP	2,579,865	Merrill Lynch International & Co.	02/25/19	GBP	2,580	18,710	—	18,710
Long Gilt February 2019	GBP	20,330,591	Merrill Lynch International & Co.	02/25/19	GBP	20,331	68,019	—	68,019
U.S. Treasury Note (10 Year) February 2019	USD	(5,478,786)	Merrill Lynch International & Co.	02/26/19	USD	5,479	(32,308)	—	(32,308)
Silver February 2019(b)	USD	872,100	Merrill Lynch International & Co.	02/27/19	USD	872	92,220	—	92,220
Euro-Bund March 2019	EUR	1,156,689	Merrill Lynch International & Co.	03/05/19	EUR	1,157	3,435	—	3,435
Euro-Bund March 2019	EUR	21,941,281	Merrill Lynch International & Co.	03/05/19	EUR	21,941	295,879	—	295,879
KOSPI 200 Index March 2019	KRW	(590,281,875)	Merrill Lynch International & Co.	03/14/19	KRW	590,282	(49,751)	—	(49,751)
KOSPI 200 Index March 2019	KRW	(2,425,781,975)	Merrill Lynch International & Co.	03/14/19	KRW	2,425,782	(205,371)	—	(205,371)
KOSPI 200 Index March 2019	KRW	(362,427,500)	Merrill Lynch International & Co.	03/14/19	KRW	362,428	—	—	—
Swiss Market Index Futures March 2019	CHF	799,190	JPMorgan Chase Bank NA	03/15/19	CHF	799	(1,166)	—	(1,166)
Swiss Market Index Futures March 2019	CHF	1,504,026	JPMorgan Chase Bank NA	03/15/19	CHF	1,504	3,384	—	3,384
Swiss Market Index Futures March 2019	CHF	612,522	JPMorgan Chase Bank NA	03/15/19	CHF	613	8,214	—	8,214
Swiss Market Index Futures March 2019	CHF	610,412	JPMorgan Chase Bank NA	03/15/19	CHF	610	10,336	—	10,336
Swiss Market Index Futures March 2019	CHF	175,086	JPMorgan Chase Bank NA	03/15/19	CHF	175	2,266	—	2,266
Swiss Market Index Futures March 2019	CHF	1,241,566	JPMorgan Chase Bank NA	03/15/19	CHF	1,242	(188)	—	(188)
Swiss Market Index Futures March 2019	CHF	789,648	JPMorgan Chase Bank NA	03/15/19	CHF	790	8,428	—	8,428

							$1,053,257	$—	$1,053,257

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
(b)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	10/15/19-02/15/23	$4,285,075	$142,697	(b)	$4,478,786	54.5%
	Citibank NA	02/24/23-02/27/23	5,641,649	236,565	(c)	5,875,691	54.1%
	Credit Suisse International	02/13/20-02/08/23	4,884,942	187,558	(d)	5,076,160	53.7%
	Deutsche Bank AG	02/17/23-02/20/23	3,998,365	504,681	(e)	4,454,908	30.1%
	JPMorgan Chase Bank NA	02/08/23	3,264,943	509,760	(f)	3,690,288	36.4%

				$1,581,261		$23,575,833

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-1050 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

Bank of Canada Overnight Lending Rate

Copenhagen Interbank Offered Rate:

DKK 1 Day

DKK 1 Week

DKK 1 Month

EMMI EURO Overnight Index Average Rate

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

Euro Interbank Offer Rate:

EUR 1 Week

Hong Kong Dollar HIBOR Fixings:

HKD 1 Week

HKD 1 Month

Intercontinental Exchange LIBOR:

CHF 1 Week

CHF 1 Month

CHF Spot Next

EUR 1 Week

EUR 1 Month

GBP 1 Week

GBP 1 Month

JPY 1 Week

JPY 1 Month

USD 1 Week

USD 1 Month

Norwegian Interbank Offered Rate:

NOK 1 Week

NOK 1 Month

SGD 1 Month Deposit

SONIA Overnight Deposit Rates Swap

Stockholm Interbank Offered Rate:

SEK 1 Day

SEK 1 Week

SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $(51,014) of net dividends and financing fees.
(c)	Amount includes $2,523 of net dividends and financing fees.
(d)	Amount includes $(3,660) of net dividends and financing fees.
(e)	Amount includes $48,138 of net dividends and financing fees.
(f)	Amount includes $84,415 of net dividends and financing fees.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of January 31, 2019, expiration dates 10/15/19 — 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
BHP Group plc	6,734	$150,456	3.4%
Rio Tinto plc	15,183	839,957	18.8

		990,413

Austria
Raiffeisen Bank International AG	1,562	41,319	0.9

Belgium
Ageas	1,138	52,913	1.2
Colruyt SA	6,438	462,354	10.3
Groupe Bruxelles Lambert SA	583	54,932	1.2
Proximus SADP	262	7,034	0.2
Solvay SA	138	15,024	0.3
Telenet Group Holding NV	863	39,949	0.9
UCB SA	1,422	123,221	2.8

		755,427

Bermuda
RenaissanceRe Holdings Ltd.	360	49,691	1.1

China
Yum China Holdings, Inc.	12,551	457,484	10.2

Denmark
Carlsberg A/S	514	58,845	1.3
Coloplast A/S	269	24,573	0.5
GN Store Nord A/S	816	35,175	0.8
H Lundbeck A/S	3,613	158,646	3.5
Novo Nordisk A/S	868	40,680	0.9
Novozymes A/S	4,847	202,688	4.5
Pandora A/S	3,122	135,581	3.0

		656,188

Finland
Neste OYJ	1,141	104,539	2.3
Stora Enso OYJ	3,043	40,935	0.9

		145,474

France
Arkema SA	1,132	107,254	2.4
Atos SE	418	38,113	0.9
AXA SA	8,818	204,491	4.6
BNP Paribas SA	3,568	168,146	3.8
Cie de Saint-Gobain	894	30,850	0.7
Cie Generale des Etablissements Michelin SCA	1,309	142,186	3.2
Cie Plastic Omnium SA	2,841	78,127	1.7
Credit Agricole SA	5,015	57,278	1.3
Dassault Systemes SE	1,246	156,163	3.5
Eiffage SA	246	23,047	0.5
Engie SA	8,271	132,595	3.0
Faurecia SA	3,886	170,010	3.8
Fonciere Des Regions	444	45,383	1.0
Gecina SA	658	96,701	2.2
Ipsen SA	777	97,775	2.2
Kering SA	182	91,277	2.0
Klepierre SA	2,345	80,361	1.8
Legrand SA	3,646	216,013	4.8
L’Oreal SA	279	67,246	1.5
Peugeot SA	11,499	289,262	6.5
Publicis Groupe SA	711	43,414	1.0

	Shares	Value	% of Basket Value

France (continued)
Sanofi	790	$68,665	1.5%
Schneider Electric SE	812	57,751	1.3
Societe Generale SA	4,166	129,894	2.9
TOTAL SA	2,896	158,762	3.5
Ubisoft Entertainment SA	428	37,984	0.8
Veolia Environnement SA	10,711	226,277	5.1

		3,015,025

Germany
adidas AG	215	51,157	1.1
Allianz SE (Registered)	2,690	570,744	12.7
BASF SE	1,770	129,666	2.9
Continental AG	571	90,239	2.0
Covestro AG	5,614	310,228	6.9
Deutsche Lufthansa AG (Registered)	7,352	185,609	4.1
Deutsche Post AG (Registered)	7,843	231,652	5.2
Deutsche Telekom AG (Registered)	9,322	151,584	3.4
E.ON SE	2	22	0.0
Evonik Industries AG	14,818	405,251	9.0
Hannover Rueck SE	379	54,702	1.2
HUGO BOSS AG	2,226	159,605	3.6
MTU Aero Engines AG	524	112,997	2.5
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	160	35,706	0.8
ProSiebenSat.1 Media SE	1,568	27,990	0.6
Puma SE	46	25,615	0.6
TUI AG	742	11,235	0.3
Volkswagen AG	708	123,513	2.8

		2,677,515

Hong Kong
CK Asset Holdings Ltd.	1,000	8,419	0.2

Ireland
AerCap Holdings NV	3,838	181,384	4.0

Italy
A2A SpA	393,662	718,286	16.0
Assicurazioni Generali SpA	15,936	278,996	6.2
Enel SpA	36,581	221,093	4.9
Eni SpA	2,989	50,681	1.1
Moncler SpA	350	13,172	0.3
Recordati SpA	2,120	76,821	1.7

		1,359,049

Japan
Asahi Glass Co. Ltd.	400	13,556	0.3
Asahi Kasei Corp.	5,800	63,640	1.4
Astellas Pharma, Inc.	18,600	275,991	6.2
Bandai Namco Holdings, Inc.	600	26,506	0.6
Bridgestone Corp.	14,800	569,673	12.7
Canon, Inc.	500	14,380	0.3
Central Japan Railway Co.	700	151,286	3.4
Daiwa House Industry Co. Ltd.	500	16,211	0.4
Denso Corp.	200	9,199	0.2
East Japan Railway Co.	1,500	138,975	3.1
Eisai Co. Ltd.	300	23,294	0.5
Fujitsu Ltd.	5,000	335,577	7.5
Hitachi High-Technologies Corp.	900	32,526	0.7
Hitachi Ltd.	21,400	673,211	15.0
Hoshizaki Corp.	1,200	85,216	1.9
Hoya Corp.	8,800	510,729	11.4
Isuzu Motors Ltd.	4,300	63,964	1.4
Japan Airlines Co. Ltd.	11,000	400,493	8.9
Japan Tobacco, Inc.	5,500	139,237	3.1
JFE Holdings, Inc.	5,700	100,476	2.2

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kajima Corp.	25,500	$362,729	8.1%
Kao Corp.	600	42,419	0.9
Kikkoman Corp.	400	21,280	0.5
Kirin Holdings Co. Ltd.	2,700	64,459	1.4
Konami Holdings Corp.	900	41,334	0.9
Lawson, Inc.	900	55,477	1.2
Mazda Motor Corp.	7,600	84,111	1.9
McDonald’s Holdings Co. Japan Ltd.	500	22,130	0.5
Mitsubishi Chemical Holdings Corp.	34,300	294,758	6.6
Mitsubishi Electric Corp.	14,800	186,233	4.2
Mitsubishi Heavy Industries Ltd.	7,500	289,992	6.5
Mitsui & Co. Ltd.	4,500	73,521	1.6
Mitsui Chemicals, Inc.	2,500	62,763	1.4
MS&AD Insurance Group Holdings, Inc.	10,500	310,837	6.9
NGK Spark Plug Co. Ltd.	1,200	25,855	0.6
Nippon Telegraph & Telephone Corp.	1,000	42,988	1.0
Nissan Chemical Corp.	900	47,852	1.1
Nissan Motor Co. Ltd.	11,600	99,064	2.2
Nitto Denko Corp.	400	22,626	0.5
NSK Ltd.	4,800	46,818	1.0
NTT DOCOMO, Inc.	5,800	139,356	3.1
Obayashi Corp.	14,700	139,875	3.1
Oji Holdings Corp.	8,600	49,799	1.1
Olympus Corp.	800	32,817	0.7
ORIX Corp.	4,200	63,352	1.4
Osaka Gas Co. Ltd.	3,100	61,375	1.4
Panasonic Corp.	1,600	15,668	0.3
Pola Orbis Holdings, Inc.	2,700	80,756	1.8
Ryohin Keikaku Co. Ltd.	400	95,336	2.1
Secom Co. Ltd.	100	8,372	0.2
Sekisui Chemical Co. Ltd.	23,900	370,964	8.3
Shimadzu Corp.	3,600	82,791	1.8
Shionogi & Co. Ltd.	4,500	277,550	6.2
Shiseido Co. Ltd.	2,700	160,614	3.6
Sompo Holdings, Inc.	9,100	343,108	7.7
Sony Corp.	600	30,064	0.7
Sony Financial Holdings, Inc.	3,200	60,892	1.4
Subaru Corp.	3,500	82,187	1.8
Sumitomo Chemical Co. Ltd.	7,000	36,516	0.8
Sumitomo Corp.	8,400	130,062	2.9
Suzuki Motor Corp.	500	26,110	0.6
T&D Holdings, Inc.	7,500	93,106	2.1
Taisei Corp.	1,000	47,082	1.1
Tokio Marine Holdings, Inc.	3,800	186,070	4.2
Tokyo Electron Ltd.	300	43,806	1.0
Tokyo Gas Co. Ltd.	3,300	86,774	1.9
Toyota Tsusho Corp.	1,500	47,709	1.1
Yamaha Corp.	8,000	350,109	7.8
Yamato Holdings Co. Ltd.	3,500	93,259	2.1
ZOZO, Inc.	4,300	87,009	1.9

		9,163,874

Luxembourg
ArcelorMittal	9,725	224,621	5.0
Tenaris SA	1,576	19,796	0.4

		244,417

Netherlands
ASR Nederland NV	3,970	167,447	3.7
Heineken Holding NV	1,242	107,821	2.4
ING Groep NV	9,320	110,589	2.5
Koninklijke Ahold Delhaize NV	1,000	26,346	0.6
Koninklijke DSM NV	540	50,499	1.1
Koninklijke Philips NV	2,704	106,605	2.4

	Shares	Value	% of Basket Value

Netherlands (continued)
NXP Semiconductors NV	1,544	$134,374	3.0%
Randstad NV	3,142	151,458	3.4
Wolters Kluwer NV	1,954	121,521	2.7

		976,660

Norway
Equinor ASA	5,006	114,468	2.6
Telenor ASA	7,971	150,906	3.4

		265,374

Portugal
Galp Energia SGPS SA	3,690	57,654	1.3
Jeronimo Martins SGPS SA	15,336	217,345	4.9

		274,999

Puerto Rico
Popular, Inc.	4,597	251,042	5.6

Singapore
Mapletree Industrial Trust	17,100	25,448	0.6
Suntec REIT	28,700	41,180	0.9

		66,628

South Africa
Anglo American plc	15,389	393,278	8.8

South Korea
Kia Motors Corp.	967	31,619	0.7

Spain
Amadeus IT Group SA	3,395	246,879	5.5
Banco Santander SA	9,043	42,888	1.0
Bankinter SA	8,928	69,712	1.6
CaixaBank SA	20,706	78,310	1.7
Cia de Distribucion Integral Logista Holdings SA	54	1,394	0.0
Endesa SA	6,501	162,600	3.6
Red Electrica Corp. SA	4,423	101,930	2.3
Telefonica SA	2,437	20,962	0.5

		724,675

Sweden
Alfa Laval AB	1,536	34,824	0.8
Atlas Copco AB	3,587	93,583	2.1
Boliden AB	8,629	215,969	4.8
Sandvik AB	17,880	285,720	6.4
Securitas AB	1,952	31,388	0.7
SKF AB	4,136	69,668	1.6
Svenska Cellulosa AB SCA	24,086	211,860	4.7
Swedbank AB	2,364	53,702	1.2
Swedish Match AB	7,488	335,478	7.5
Telia Co. AB	5,206	22,688	0.5
Volvo AB	12,468	179,662	4.0

		1,534,542

Switzerland
Adecco Group AG (Registered)	2,440	122,271	2.7
Geberit AG (Registered)	88	34,402	0.8
Kuehne + Nagel International AG (Registered)	1,366	184,726	4.1
Logitech International SA (Registered)	2,991	109,120	2.4
Nestle SA (Registered)	2,677	233,391	5.2
Novartis AG (Registered)	1,612	140,729	3.1
Partners Group Holding AG	90	61,902	1.4
Roche Holding AG	2,313	615,341	13.7
SGS SA (Registered)	62	149,671	3.3
Sonova Holding AG (Registered)	712	133,625	3.0
Straumann Holding AG (Registered)	32	23,233	0.5
Swiss Life Holding AG (Registered)	338	139,442	3.1
Swiss Prime Site AG (Registered)	2,048	173,492	3.9

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Swiss Re AG	548	$52,556	1.2%
Swisscom AG (Registered)	94	45,054	1.0
Temenos Group AG (Registered)	759	102,453	2.3

		2,321,408

United Kingdom
3i Group plc	21,753	242,780	5.4
Ashtead Group plc	613	15,549	0.3
Associated British Foods plc	8,482	266,196	5.9
Auto Trader Group plc	5,672	34,040	0.8
Aviva plc	82,801	450,323	10.1
Barratt Developments plc	14,094	99,689	2.2
British Land Co. plc (The)	5,678	42,773	1.0
Burberry Group plc	7,086	167,506	3.7
Experian plc	8,442	211,958	4.7
GlaxoSmithKline plc	8,135	158,019	3.5
Halma plc	2,978	54,771	1.2
Imperial Brands plc	1,642	54,505	1.2
J Sainsbury plc	6,122	22,924	0.5
Kingfisher plc	16,071	46,949	1.0
Land Securities Group plc	10,431	118,625	2.6
Legal & General Group plc	169,756	578,342	12.9
Lloyds Banking Group plc	953,406	726,843	16.2
Marks & Spencer Group plc	28,818	109,035	2.4
Meggitt plc	13,425	90,925	2.0
Next plc	532	33,835	0.8
Pearson plc	4,090	48,626	1.1
Persimmon plc	7,293	227,510	5.1
Prudential plc	8,767	171,449	3.8
Royal Mail plc	67,251	236,954	5.3
Sage Group plc (The)	2,634	21,650	0.5
Schroders plc	2,115	72,553	1.6
Segro plc	2,223	18,897	0.4
Severn Trent plc	986	25,909	0.6
Smith & Nephew plc	4,313	81,251	1.8
SSE plc	4,484	68,933	1.5
Unilever plc	3,015	158,390	3.5
Vodafone Group plc	88,419	161,257	3.6
Wm Morrison Supermarkets plc	870	2,675	0.1

		4,821,641

United States
AbbVie, Inc.	1,376	110,479	2.5
Accenture plc	526	80,767	1.8
Activision Blizzard, Inc.	743	35,099	0.8
Acuity Brands, Inc.	882	106,643	2.4
Adobe Systems, Inc.	153	37,916	0.8
Advance Auto Parts, Inc.	106	16,875	0.4
Aflac, Inc.	6,721	320,592	7.2
Agilent Technologies, Inc.	851	64,719	1.4
Air Products & Chemicals, Inc.	242	39,782	0.9
Akamai Technologies, Inc.	1,886	122,779	2.7
Allison Transmission Holdings, Inc.	856	41,662	0.9
Allstate Corp. (The)	350	30,754	0.7
Ally Financial, Inc.	6,943	180,935	4.0
Alphabet, Inc.	145	161,874	3.6
Altria Group, Inc.	389	19,197	0.4
Ameren Corp.	3,741	259,401	5.8
American Electric Power Co., Inc.	1,675	132,526	3.0
American Express Co.	1,054	108,246	2.4
American Financial Group, Inc.	1,834	174,945	3.9
Ameriprise Financial, Inc.	1,004	127,106	2.8
Amgen, Inc.	226	42,287	0.9
Annaly Capital Management, Inc.	7,465	77,935	1.7

	Shares	Value	% of Basket Value

United States (continued)
Apache Corp.	1,649	$54,120	1.2%
Apartment Investment & Management Co.	15	743	0.0
Apple, Inc.	121	20,139	0.4
Applied Materials, Inc.	3,268	127,713	2.9
Aspen Technology, Inc.	642	62,036	1.4
Athene Holding Ltd.	4,395	188,546	4.2
AvalonBay Communities, Inc.	1,539	296,904	6.6
Avery Dennison Corp.	577	60,268	1.3
BB&T Corp.	657	32,062	0.7
Best Buy Co., Inc.	1,698	100,590	2.2
Biogen, Inc.	529	176,570	3.9
Boeing Co. (The)	166	64,013	1.4
Booz Allen Hamilton Holding Corp.	2,333	114,620	2.6
BorgWarner, Inc.	3,985	162,986	3.6
Boston Properties, Inc.	43	5,670	0.1
Bristol-Myers Squibb Co.	3,896	192,346	4.3
Broadridge Financial Solutions, Inc.	2,063	208,012	4.6
Brookfield Property REIT, Inc.	4,545	82,719	1.8
Brunswick Corp.	1,941	97,671	2.2
Burlington Stores, Inc.	193	33,140	0.7
Cabot Oil & Gas Corp.	1,648	41,118	0.9
Cadence Design Systems, Inc.	336	16,138	0.4
Capital One Financial Corp.	813	65,520	1.5
Carnival Corp.	219	12,610	0.3
CBRE Group, Inc.	309	14,137	0.3
CBS Corp. (Non-Voting)	2,380	117,715	2.6
CDW Corp.	1,132	94,262	2.1
Celanese Corp.	1,196	114,529	2.6
Celgene Corp.	385	34,057	0.8
CenterPoint Energy, Inc.	54	1,670	0.0
CH Robinson Worldwide, Inc.	1,269	110,111	2.5
Chemours Co. (The)	3,876	138,567	3.1
Chevron Corp.	1,633	187,223	4.2
Church & Dwight Co., Inc.	558	36,052	0.8
Cisco Systems, Inc.	2,915	137,850	3.1
CIT Group, Inc.	1,191	55,012	1.2
Citizens Financial Group, Inc.	5,940	201,485	4.5
CMS Energy Corp.	1,021	53,235	1.2
Colgate-Palmolive Co.	100	6,468	0.1
Columbia Sportswear Co.	737	65,733	1.5
Comerica, Inc.	1,615	127,165	2.8
Commerce Bancshares, Inc.	1,341	80,192	1.8
ConocoPhillips	4,657	315,232	7.0
Costco Wholesale Corp.	311	66,750	1.5
Crane Co.	2,355	194,900	4.4
Cullen/Frost Bankers, Inc.	436	42,414	0.9
Cummins, Inc.	626	92,091	2.1
Curtiss-Wright Corp.	1,222	138,721	3.1
Cypress Semiconductor Corp.	2,823	39,155	0.9
Darden Restaurants, Inc.	818	85,833	1.9
Delta Air Lines, Inc.	1,562	77,210	1.7
Devon Energy Corp.	5,181	138,074	3.1
Discover Financial Services	1,119	75,521	1.7
DISH Network Corp.	1,583	48,551	1.1
Domino’s Pizza, Inc.	93	26,387	0.6
Donaldson Co., Inc.	1,275	60,282	1.3
Dover Corp.	369	32,409	0.7
DTE Energy Co.	1,146	134,941	3.0
Dunkin’ Brands Group, Inc.	731	49,993	1.1
DXC Technology Co.	266	17,056	0.4
E*TRADE Financial Corp.	2,108	98,359	2.2
East West Bancorp, Inc.	1,193	60,032	1.3
Eastman Chemical Co.	998	80,459	1.8

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Eaton Corp. plc	779	$59,399	1.3%
Edwards Lifesciences Corp.	506	86,233	1.9
Eli Lilly & Co.	287	34,400	0.8
Emerson Electric Co.	261	17,088	0.4
Encompass Health Corp.	4,779	319,428	7.1
Entergy Corp.	288	25,687	0.6
EOG Resources, Inc.	1,325	131,440	2.9
Equity LifeStyle Properties, Inc.	605	64,057	1.4
Equity Residential	1,391	100,931	2.3
Essex Property Trust, Inc.	66	17,899	0.4
Estee Lauder Cos., Inc. (The)	1,074	146,515	3.3
Everest Re Group Ltd.	260	56,953	1.3
Exelon Corp.	1,593	76,082	1.7
Expeditors International of Washington, Inc.	338	23,423	0.5
Extra Space Storage, Inc.	835	82,339	1.8
Exxon Mobil Corp.	1,711	125,382	2.8
F5 Networks, Inc.	55	8,852	0.2
Federal Realty Investment Trust	272	36,059	0.8
FedEx Corp.	181	32,140	0.7
Ferguson plc	4,175	279,571	6.2
Fiserv, Inc.	930	77,125	1.7
FLIR Systems, Inc.	536	26,200	0.6
Fortinet, Inc.	898	68,760	1.5
Freeport-McMoRan, Inc.	8,430	98,125	2.2
Gaming and Leisure Properties, Inc.	300	11,250	0.3
Garmin Ltd.	2,005	138,706	3.1
General Motors Co.	2,321	90,565	2.0
Gentex Corp.	3,835	81,225	1.8
Gilead Sciences, Inc.	2,015	141,070	3.1
Graco, Inc.	1,299	56,286	1.3
H&R Block, Inc.	2,900	68,411	1.5
Halliburton Co.	91	2,854	0.1
Hartford Financial Services Group, Inc. (The)	2,442	114,579	2.6
HD Supply Holdings, Inc.	826	34,642	0.8
Helmerich & Payne, Inc.	623	34,882	0.8
Hershey Co. (The)	388	41,167	0.9
Hewlett Packard Enterprise Co.	153	2,385	0.1
HollyFrontier Corp.	1,568	88,341	2.0
Home Depot, Inc. (The)	738	135,445	3.0
Host Hotels & Resorts, Inc.	5,446	98,355	2.2
HP, Inc.	3,652	80,454	1.8
Huntsman Corp.	4,703	103,325	2.3
IAC/InterActiveCorp	91	19,226	0.4
ICU Medical, Inc.	93	23,138	0.5
IDEX Corp.	253	34,879	0.8
IDEXX Laboratories, Inc.	216	45,960	1.0
Illinois Tool Works, Inc.	324	44,488	1.0
Illumina, Inc.	68	19,026	0.4
Ingersoll-Rand plc	544	54,422	1.2
Ingredion, Inc.	502	49,698	1.1
Intel Corp.	33	1,555	0.0
International Business Machines Corp.	414	55,650	1.2
International Paper Co.	3,734	177,104	4.0
Interpublic Group of Cos., Inc. (The)	3,033	69,001	1.5
Intuit, Inc.	427	92,155	2.1
Ionis Pharmaceuticals, Inc.	1,041	60,378	1.3
Jazz Pharmaceuticals plc	402	50,608	1.1
Johnson & Johnson	1,814	241,407	5.4
Jones Lang LaSalle, Inc.	1,608	230,603	5.1
Juniper Networks, Inc.	1,739	45,110	1.0
Kellogg Co.	353	20,831	0.5
Kimberly-Clark Corp.	371	41,322	0.9
KLA-Tencor Corp.	199	21,207	0.5

	Shares	Value	% of Basket Value

United States (continued)
Kohl’s Corp.	308	$21,157	0.5%
Kroger Co. (The)	1,832	51,901	1.2
Lam Research Corp.	706	119,723	2.7
Lamar Advertising Co.	587	43,702	1.0
Lear Corp.	124	19,087	0.4
Lennox International, Inc.	218	49,983	1.1
Liberty Media Corp-Liberty SiriusXM	1,452	58,022	1.3
Liberty Property Trust	3,460	163,104	3.6
Lincoln Electric Holdings, Inc.	637	55,062	1.2
Lincoln National Corp.	2,261	132,246	3.0
LPL Financial Holdings, Inc.	2,418	170,155	3.8
Lululemon Athletica, Inc.	326	48,186	1.1
LyondellBasell Industries NV	1,357	118,018	2.6
M&T Bank Corp.	355	58,412	1.3
ManpowerGroup, Inc.	145	11,459	0.3
Marathon Oil Corp.	1,201	18,964	0.4
Marathon Petroleum Corp.	353	23,390	0.5
Marriott International, Inc.	532	60,930	1.4
Masco Corp.	135	4,375	0.1
Maxim Integrated Products, Inc.	415	22,522	0.5
McKesson Corp.	205	26,291	0.6
Merck & Co., Inc.	2,045	152,209	3.4
MetLife, Inc.	3,165	144,546	3.2
Microsoft Corp.	1,664	173,772	3.9
Murphy Oil Corp.	12,649	345,950	7.7
National Retail Properties, Inc.	1,186	62,514	1.4
NetApp, Inc.	4,176	266,304	5.9
Nordstrom, Inc.	2,524	117,139	2.6
NRG Energy, Inc.	863	35,305	0.8
Nucor Corp.	3,235	198,111	4.4
Occidental Petroleum Corp.	2,193	146,449	3.3
OGE Energy Corp.	4,492	183,947	4.1
Old Dominion Freight Line, Inc.	670	91,073	2.0
Omnicom Group, Inc.	284	22,118	0.5
O’Reilly Automotive, Inc.	354	122,010	2.7
Oshkosh Corp.	1,324	99,366	2.2
PACCAR, Inc.	995	65,192	1.5
Packaging Corp. of America	488	46,028	1.0
Palo Alto Networks, Inc.	215	46,186	1.0
Park Hotels & Resorts, Inc.	3,878	116,611	2.6
Parker-Hannifin Corp.	187	30,819	0.7
Paychex, Inc.	627	44,392	1.0
Pentair plc	4,387	180,701	4.0
People’s United Financial, Inc.	1,268	20,770	0.5
PepsiCo, Inc.	396	44,617	1.0
Pfizer, Inc.	4,905	208,217	4.6
Philip Morris International, Inc.	767	58,844	1.3
Phillips 66	3,116	297,298	6.6
Pinnacle West Capital Corp.	1,951	171,922	3.8
PRA Health Sciences, Inc.	188	19,922	0.4
Principal Financial Group, Inc.	3,405	170,488	3.8
Procter & Gamble Co. (The)	679	65,503	1.5
Progressive Corp. (The)	3,455	232,487	5.2
Prudential Financial, Inc.	3,847	354,463	7.9
PulteGroup, Inc.	1,497	41,632	0.9
PVH Corp.	333	36,334	0.8
Qorvo, Inc.	2,843	185,818	4.1
Quanta Services, Inc.	2,747	97,079	2.2
Quest Diagnostics, Inc.	280	24,458	0.5
Ralph Lauren Corp.	3,789	440,054	9.8
Raymond James Financial, Inc.	259	20,850	0.5
Raytheon Co.	809	133,291	3.0
Realty Income Corp.	2,320	159,361	3.6

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Regions Financial Corp.	5,172	$78,459	1.8%
Reinsurance Group of America, Inc.	530	76,558	1.7
Reliance Steel & Aluminum Co.	1,545	126,505	2.8
ResMed, Inc.	1,519	144,563	3.2
Robert Half International, Inc.	3,986	256,818	5.7
Rockwell Automation, Inc.	1,500	254,280	5.7
Sealed Air Corp.	951	37,564	0.8
ServiceNow, Inc.	495	108,910	2.4
Simon Property Group, Inc.	1,457	265,349	5.9
SL Green Realty Corp.	181	16,730	0.4
Snap-on, Inc.	1,053	174,787	3.9
Sonoco Products Co.	4,003	230,493	5.1
Southwest Airlines Co.	1,505	85,424	1.9
Spirit AeroSystems Holdings, Inc.	1,018	84,901	1.9
Steel Dynamics, Inc.	3,689	134,981	3.0
STERIS plc	165	18,820	0.4
Stryker Corp.	687	121,991	2.7
SunTrust Banks, Inc.	693	41,178	0.9
Synchrony Financial	4,514	135,601	3.0
Synopsys, Inc.	616	57,504	1.3
Synovus Financial Corp.	3,032	107,393	2.4
Tapestry, Inc.	1,426	55,200	1.2
Target Corp.	2,229	162,717	3.6
Teradyne, Inc.	4,600	165,554	3.7
Texas Instruments, Inc.	700	70,476	1.6
Torchmark Corp.	1,067	89,372	2.0
Toro Co. (The)	5,213	310,174	6.9
Tractor Supply Co.	1,389	118,621	2.6
Ubiquiti Networks, Inc.	445	48,153	1.1
UDR, Inc.	603	26,381	0.6
UGI Corp.	541	30,853	0.7
United Continental Holdings, Inc.	443	38,661	0.9
United Parcel Service, Inc.	281	29,617	0.7
United Rentals, Inc.	560	70,146	1.6
United Therapeutics Corp.	545	62,855	1.4
UnitedHealth Group, Inc.	273	73,765	1.6
Unum Group	3,880	134,869	3.0
US Bancorp	1,097	56,123	1.3
Valero Energy Corp.	308	27,049	0.6
VeriSign, Inc.	1,438	243,410	5.4
VF Corp.	364	30,638	0.7
Viacom, Inc.	1,282	37,716	0.8
VMware, Inc.	1,669	252,136	5.6
Voya Financial, Inc.	692	32,130	0.7
WABCO Holdings, Inc.	461	52,660	1.2
Walgreens Boots Alliance, Inc.	971	70,164	1.6
Walt Disney Co. (The)	469	52,303	1.3
Waste Management, Inc.	1,364	130,494	2.9
Waters Corp.	774	178,964	4.0
Webster Financial Corp.	722	38,901	0.9
Western Digital Corp.	425	19,121	0.5
Western Union Co. (The)	6,181	112,803	2.6
Westlake Chemical Corp.	1,657	122,452	2.8
WW Grainger, Inc.	802	236,903	5.4
Xerox Corp.	941	26,546	0.7
Xilinx, Inc.	255	28,545	0.7
YUM! BRANDS, Inc.	739	69,451	1.7
Zebra Technologies Corp.	268	46,525	1.0
Zions Bancorp	908	43,212	1.0

		25,379,712

Total Reference Entity — Long		56,787,257

	Shares	Value	% of Basket Value

Reference Entity — Short

Belgium
Anheuser-Busch InBev SA/NV	(531)	$(40,570)	(0.9	) %
Galapagos NV	(256)	(26,341)	(0.6)
KBC Group NV	(2,221)	(150,784)	(3.4)
Umicore SA	(10,950)	(462,936)	(10.3)

		(680,631)

Chile
Antofagasta plc	(9,014)	(103,048)	(2.3)

China
PICC Property & Casualty Co. Ltd.	(24,000)	(24,853)	(0.6)

Denmark
Ambu A/S	(885)	(23,577)	(0.5)
AP Moller — Maersk A/S	(14)	(18,723)	(0.4)
Danske Bank A/S	(6,337)	(117,408)	(2.6)
Genmab A/S	(156)	(22,741)	(0.5)
Orsted A/S	(3,295)	(238,105)	(5.3)

		(420,554)

Finland
Kone OYJ	(637)	(30,973)	(0.7)
Nokia Corp.	(3,764)	(23,780)	(0.5)
Nokian Renkaat OYJ	(2,874)	(95,616)	(2.1)
Nordea Bank Abp	(91,086)	(829,000)	(18.5)
Sampo OYJ	(946)	(43,341)	(1.0)

		(1,022,710)

France
Accor SA	(7,206)	(313,396)	(7.0)
Aeroports de Paris	(1,162)	(222,292)	(5.0)
Air Liquide SA	(252)	(30,593)	(0.7)
Airbus SE	(2,827)	(325,840)	(7.3)
Amundi SA	(546)	(31,415)	(0.7)
Bureau Veritas SA	(2,067)	(45,920)	(1.0)
Carrefour SA	(4,203)	(83,118)	(1.9)
Danone SA	(661)	(48,102)	(1.1)
EssilorLuxottica SA	(7,162)	(907,276)	(20.3)
Eutelsat Communications SA	(1,024)	(21,716)	(0.5)
Getlink	(41,477)	(606,591)	(13.5)
Iliad SA	(690)	(79,000)	(1.8)
Natixis SA	(29,829)	(152,906)	(3.4)
Orpea	(291)	(28,848)	(0.6)
Remy Cointreau SA	(1,123)	(130,413)	(2.9)
Renault SA	(1,132)	(80,106)	(1.8)
Suez	(714)	(9,141)	(0.2)
Teleperformance	(236)	(40,616)	(0.9)
Unibail-Rodamco-Westfield	(478)	(85,969)	(1.9)

		(3,243,258)

Germany
Bayer AG (Registered)	(2,398)	(181,758)	(4.1)
Bayerische Motoren Werke AG	(2,280)	(192,091)	(4.3)
Commerzbank AG	(12,191)	(87,743)	(2.0)
Daimler AG (Registered)	(3,586)	(212,431)	(4.7)
Delivery Hero SE	(5,108)	(188,656)	(4.2)
Deutsche Bank AG (Registered)	(27,381)	(243,398)	(5.4)
E.ON SE	(2)	(22)	0.0
Fraport AG Frankfurt Airport Services Worldwide	(1,904)	(150,481)	(3.4)
Fresenius Medical Care AG & Co. KGaA	(742)	(54,574)	(1.2)
Fresenius SE & Co. KGaA	(5,538)	(287,145)	(6.4)
HeidelbergCement AG	(2,148)	(148,743)	(3.3)
KION Group AG	(173)	(9,989)	(0.2)
RWE AG	(2,033)	(50,564)	(1.1)

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Germany (continued)
SAP SE	(1,531)	$(158,313)	(3.5	) %
Sartorius AG (Preference)	(294)	(44,134)	(1.0)
Siemens AG (Registered)	(228)	(25,034)	(0.6)
Siemens Healthineers AG	(836)	(32,990)	(0.7)
Uniper SE	(4,245)	(123,091)	(2.7)
United Internet AG (Registered)	(2,769)	(109,864)	(2.5)
Wirecard AG	(400)	(66,327)	(1.5)

		(2,367,348)

Italy
Davide Campari-Milano SpA	(5,698)	(51,194)	(1.1)
Ferrari NV	(267)	(33,244)	(0.7)
Intesa Sanpaolo SpA	(21,447)	(49,073)	(1.1)
Leonardo SpA	(3,686)	(35,718)	(0.8)
Mediobanca Banca di Credito Finanziario SpA	(5,178)	(45,125)	(1.0)
Pirelli & C SpA	(3,178)	(20,773)	(0.5)
Prysmian SpA	(6,245)	(134,163)	(3.0)
Snam SpA	(77,096)	(368,159)	(8.2)

		(737,449)

Japan
Daiwa Securities Group, Inc.	(21,600)	(107,725)	(2.4)
Fast Retailing Co. Ltd.	(100)	(45,891)	(1.0)
Hitachi Construction Machinery Co. Ltd.	(3,600)	(91,428)	(2.0)
Idemitsu Kosan Co. Ltd.	(600)	(21,172)	(0.5)
Japan Post Holdings Co. Ltd.	(14,700)	(180,707)	(4.0)
Kansai Paint Co. Ltd.	(12,400)	(217,583)	(4.9)
Kyocera Corp.	(700)	(39,426)	(0.9)
Kyowa Hakko Kirin Co. Ltd.	(1,200)	(23,006)	(0.5)
Kyushu Railway Co.	(9,300)	(317,524)	(7.1)
LINE Corp.	(16,002)	(576,196)	(12.9)
M3, Inc.	(4,600)	(66,576)	(1.5)
Makita Corp.	(900)	(31,889)	(0.7)
MINEBEA MITSUMI, Inc.	(5,000)	(82,245)	(1.8)
Mitsubishi UFJ Financial Group, Inc.	(7,700)	(41,302)	(0.9)
Mizuho Financial Group, Inc.	(6,500)	(10,669)	(0.2)
Murata Manufacturing Co. Ltd.	(300)	(45,065)	(1.0)
Nomura Research Institute Ltd.	(800)	(32,738)	(0.7)
Obic Co. Ltd.	(600)	(56,861)	(1.3)
Renesas Electronics Corp.	(6,200)	(35,746)	(0.8)
Resona Holdings, Inc.	(6,300)	(31,831)	(0.7)
Ricoh Co. Ltd.	(2,200)	(23,436)	(0.5)
Rohm Co. Ltd.	(1,300)	(91,753)	(2.0)
Seibu Holdings, Inc.	(4,600)	(79,915)	(1.8)
SG Holdings Co. Ltd.	(2,000)	(53,686)	(1.2)
Sharp Corp.	(4,900)	(52,169)	(1.2)
Shimano, Inc.	(200)	(28,063)	(0.6)
SoftBank Group Corp.	(300)	(23,629)	(0.5)
TDK Corp.	(400)	(31,654)	(0.7)
Tokyu Corp.	(100)	(1,711)	0.0
TOTO Ltd.	(1,100)	(42,718)	(1.0)
Toyota Industries Corp.	(300)	(14,862)	(0.3)
Unicharm Corp.	(6,200)	(191,875)	(4.3)
Yaskawa Electric Corp.	(700)	(19,812)	(0.4)

		(2,710,863)

Luxembourg
Eurofins Scientific SE	(108)	(43,404)	(1.0)

Mexico
Fresnillo plc	(15,837)	(209,095)	(4.7)

Netherlands
Akzo Nobel NV COMMON	(8,266)	(711,433)	(15.9)
Gemalto NV	(392)	(22,730)	(0.5)
Heineken NV	(1,512)	(135,806)	(3.0)

	Shares	Value	% of Basket Value

Netherlands (continued)
NN Group NV	(6,811)	$(287,611)	(6.4	) %
Royal Dutch Shell plc	(917)	(28,472)	(0.6)

		(1,186,052)

Norway
Aker BP ASA	(3,080)	(102,627)	(2.3)
Norsk Hydro ASA	(5,270)	(24,432)	(0.5)
Yara International ASA	(10,067)	(416,282)	(9.3)

		(543,341)

Spain
Banco de Sabadell SA	(21,956)	(25,175)	(0.6)
Bankia SA	(84,675)	(246,826)	(5.5)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,394)	0.0
Ferrovial SA	(25,467)	(571,095)	(12.8)
Gas Natural SDG SA	(992)	(27,731)	(0.6)
Grifols SA	(1,764)	(46,016)	(1.0)
Industria de Diseno Textil SA	(712)	(19,917)	(0.4)
Merlin Properties Socimi SA	(6,320)	(84,788)	(1.9)
Siemens Gamesa Renewable Energy SA	(35,539)	(504,553)	(11.3)

		(1,527,495)

Sweden
Assa Abloy AB	(7,982)	(148,738)	(3.3)
Autoliv, Inc.	(489)	(39,047)	(0.9)
Essity AB	(3,948)	(109,235)	(2.4)
Kinnevik AB	(3,897)	(95,219)	(2.1)
Skandinaviska Enskilda Banken AB	(4,664)	(48,956)	(1.1)
Svenska Handelsbanken AB	(29,697)	(322,950)	(7.2)
Tele2 AB	(25,347)	(317,327)	(7.1)

		(1,081,472)

Switzerland
Barry Callebaut AG (Registered)	(11)	(18,714)	(0.4)
Cie Financiere Richemont SA (Registered)	(409)	(28,192)	(0.6)
Credit Suisse Group AG (Registered)	(9,523)	(115,755)	(2.6)
Dufry AG (Registered)	(729)	(72,912)	(1.6)
EMS-Chemie Holding AG (Registered)	(143)	(71,424)	(1.6)
Givaudan SA (Registered)	(54)	(131,007)	(2.9)
Julius Baer Group Ltd.	(3,962)	(159,242)	(3.6)
LafargeHolcim Ltd. (Registered)	(15,603)	(733,775)	(16.4)
Lonza Group AG (Registered)	(92)	(24,306)	(0.5)
Sika AG (Registered)	(1,352)	(178,539)	(4.0)
UBS Group AG (Registered)	(29,117)	(377,464)	(8.4)
Vifor Pharma AG	(195)	(24,818)	(0.6)

		(1,936,148)

United Arab Emirates
NMC Health plc	(1,934)	(65,471)	(1.5)

United Kingdom
Admiral Group plc	(3,513)	(95,526)	(2.1)
AstraZeneca plc	(1,946)	(140,972)	(3.1)
BP plc	(13,689)	(93,512)	(2.1)
British American Tobacco plc	(1,238)	(43,640)	(1.0)
BT Group plc	(8,328)	(25,395)	(0.6)
Bunzl plc	(3,114)	(98,191)	(2.2)
CNH Industrial NV	(407)	(4,000)	(0.1)
DCC plc	(632)	(51,738)	(1.2)
Diageo plc	(1,597)	(60,952)	(1.4)
DS Smith plc	(44,144)	(195,774)	(4.4)
easyJet plc	(2,175)	(36,038)	(0.8)
GVC Holdings plc	(12,666)	(111,610)	(2.5)
Hargreaves Lansdown plc	(4,374)	(93,926)	(2.1)
HSBC Holdings plc	(2,251)	(18,954)	(0.4)
Informa plc	(36,029)	(320,021)	(7.1)

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
Intertek Group plc	(1,271)	$(82,017)	(1.8	) %
Johnson Matthey plc	(6,835)	(273,055)	(6.1)
Just Eat plc	(15,862)	(144,955)	(3.2)
London Stock Exchange Group plc	(319)	(19,185)	(0.4)
Melrose Industries plc	(52,019)	(115,302)	(2.6)
National Grid plc	(7,213)	(78,545)	(1.8)
Reckitt Benckiser Group plc	(3,274)	(251,917)	(5.6)
RELX plc	(10,494)	(232,437)	(5.2)
Rentokil Initial plc	(50,260)	(221,955)	(5.0)
Rightmove plc	(3,354)	(20,769)	(0.5)
Rolls-Royce Holdings plc	(6,501)	(75,564)	(1.7)
Royal Bank of Scotland Group plc	(10,990)	(34,863)	(0.8)
RSA Insurance Group plc	(10,330)	(69,653)	(1.6)
Smiths Group plc	(2,059)	(39,099)	(0.9)
Spirax-Sarco Engineering plc	(255)	(21,446)	(0.5)
St James’s Place plc	(14,336)	(176,708)	(3.9)
Tesco plc	(23,464)	(68,690)	(1.5)
Weir Group plc (The)	(9,052)	(179,136)	(4.0)
Whitbread plc	(2,755)	(176,527)	(3.9)
WPP plc	(15,507)	(177,455)	(4.0)

		(3,849,527)

United States
3M Co.	(323)	(64,697)	(1.4)
Abbott Laboratories	(238)	(17,369)	(0.4)
ABIOMED, Inc.	(207)	(72,671)	(1.6)
AECOM	(1,164)	(35,630)	(0.8)
Affiliated Managers Group, Inc.	(1,227)	(128,774)	(2.9)
AGNC Investment Corp.	(1,479)	(26,489)	(0.6)
Albemarle Corp.	(2,353)	(189,958)	(4.2)
Alcoa Corp.	(957)	(28,404)	(0.6)
Alnylam Pharmaceuticals, Inc.	(1,449)	(121,035)	(2.7)
Amazon.com, Inc.	(143)	(245,778)	(5.5)
American Campus Communities, Inc.	(2,749)	(126,509)	(2.8)
American Homes 4 Rent	(1,458)	(32,236)	(0.7)
American International Group, Inc.	(8,949)	(386,865)	(8.6)
American Tower Corp.	(1,076)	(185,976)	(4.2)
Analog Devices, Inc.	(936)	(92,533)	(2.1)
Antero Resources Corp.	(2,464)	(24,788)	(0.6)
AptarGroup, Inc.	(387)	(38,359)	(0.9)
Aqua America, Inc.	(8,000)	(280,400)	(6.3)
Aramark	(949)	(31,270)	(0.7)
Arch Capital Group Ltd.	(3,518)	(103,253)	(2.3)
Arconic, Inc.	(5,943)	(111,847)	(2.5)
Arista Networks, Inc.	(184)	(39,520)	(0.9)
Arrow Electronics, Inc.	(1,388)	(105,419)	(2.4)
Arthur J Gallagher & Co.	(2,063)	(154,127)	(3.4)
Assurant, Inc.	(239)	(23,037)	(0.5)
athenahealth, Inc.	(503)	(67,774)	(1.5)
Autodesk, Inc.	(676)	(99,507)	(2.2)
Axalta Coating Systems Ltd.	(1,411)	(36,150)	(0.8)
Baker Hughes a GE Co.	(9,017)	(212,531)	(4.7)
Ball Corp.	(2,362)	(123,485)	(2.8)
Bank of New York Mellon Corp. (The)	(1,461)	(76,440)	(1.7)
Becton Dickinson and Co.	(119)	(29,686)	(0.7)
Berry Global Group, Inc.	(1,429)	(70,378)	(1.6)
Bio-Rad Laboratories, Inc.	(939)	(234,628)	(5.2)
Bio-Techne Corp.	(500)	(87,230)	(1.9)
Black Knight, Inc.	(607)	(29,858)	(0.7)
Bluebird Bio, Inc.	(3,263)	(435,382)	(9.7)
BOK Financial Corp.	(336)	(27,925)	(0.6)
Boston Scientific Corp.	(1,234)	(47,077)	(1.1)
Bright Horizons Family Solutions, Inc.	(856)	(99,116)	(2.2)
Broadcom, Inc.	(202)	(54,187)	(1.2)

	Shares	Value	% of Basket Value

United States (continued)
Brown-Forman Corp.	(1,743)	$(82,357)	(1.8	) %
BWX Technologies, Inc.	(601)	(27,898)	(0.6)
Caesars Entertainment Corp.	(38,778)	(354,431)	(7.9)
Campbell Soup Co.	(2,916)	(103,314)	(2.3)
Carlisle Cos., Inc.	(636)	(68,516)	(1.5)
CarMax, Inc.	(77)	(4,526)	(0.1)
Catalent, Inc.	(4,683)	(172,943)	(3.9)
Caterpillar, Inc.	(140)	(18,642)	(0.4)
Cboe Global Markets, Inc.	(2,447)	(228,232)	(5.1)
CDK Global, Inc.	(89)	(4,353)	(0.1)
Centene Corp.	(289)	(37,735)	(0.8)
CenturyLink, Inc.	(3,313)	(50,755)	(1.1)
Cerner Corp.	(1,387)	(76,160)	(1.7)
Charles River Laboratories International, Inc.	(247)	(30,428)	(0.7)
Charles Schwab Corp. (The)	(1,905)	(89,097)	(2.0)
Charter Communications, Inc.	(212)	(70,183)	(1.6)
Cheniere Energy, Inc.	(1,473)	(96,702)	(2.2)
Chipotle Mexican Grill, Inc.	(38)	(20,125)	(0.4)
Citigroup, Inc.	(2,063)	(132,981)	(3.0)
CME Group, Inc.	(636)	(115,930)	(2.6)
Coca-Cola Co. (The)	(1,063)	(51,162)	(1.1)
Cognex Corp.	(983)	(44,726)	(1.0)
Cognizant Technology Solutions Corp.	(1,186)	(82,640)	(1.8)
CommScope Holding Co., Inc.	(3,488)	(72,934)	(1.6)
Concho Resources, Inc.	(1,011)	(121,158)	(2.7)
Constellation Brands, Inc.	(345)	(59,913)	(1.3)
Corning, Inc.	(592)	(19,690)	(0.4)
CoStar Group, Inc.	(429)	(167,627)	(3.7)
Coty, Inc.	(17,842)	(138,454)	(3.1)
Crown Castle International Corp.	(1,113)	(130,288)	(2.9)
Crown Holdings, Inc.	(2,340)	(119,340)	(2.7)
CyrusOne, Inc.	(6,150)	(333,330)	(7.4)
Danaher Corp.	(412)	(45,699)	(1.0)
Deere & Co.	(2,357)	(386,548)	(8.6)
DENTSPLY SIRONA, Inc.	(4,503)	(188,901)	(4.2)
DexCom, Inc.	(225)	(31,732)	(0.7)
Diamondback Energy, Inc.	(3,877)	(399,796)	(8.9)
Digital Realty Trust, Inc.	(2,410)	(261,099)	(5.8)
Dollar Tree, Inc.	(1,211)	(117,261)	(2.6)
Dominion Energy, Inc.	(2,239)	(157,267)	(3.5)
DowDuPont, Inc.	(6,262)	(336,958)	(7.5)
Eaton Vance Corp.	(838)	(32,280)	(0.7)
Edison International	(1,133)	(64,547)	(1.4)
EPAM Systems, Inc.	(2,140)	(302,767)	(6.8)
EQT Corp.	(10,860)	(211,444)	(4.7)
Equifax, Inc.	(178)	(19,050)	(0.4)
Equinix, Inc.	(415)	(163,510)	(3.7)
Euronet Worldwide, Inc.	(296)	(34,043)	(0.8)
Evergy, Inc.	(1,797)	(103,004)	(2.3)
Exact Sciences Corp.	(5,131)	(462,200)	(10.3)
Fidelity National Information Services, Inc.	(200)	(20,906)	(0.5)
First Data Corp.	(3,414)	(84,155)	(1.9)
First Horizon National Corp.	(26,423)	(387,890)	(8.7)
First Republic Bank	(1,792)	(173,161)	(3.9)
FleetCor Technologies, Inc.	(1,878)	(378,999)	(8.5)
Flex Ltd.	(3,710)	(35,690)	(0.8)
Flowserve Corp.	(1,348)	(59,366)	(1.3)
Fluor Corp.	(1,728)	(63,193)	(1.4)
FMC Corp.	(891)	(71,102)	(1.6)
Fortive Corp.	(3,516)	(263,665)	(5.9)
Gardner Denver Holdings, Inc.	(801)	(19,761)	(0.4)
Gartner, Inc.	(2,629)	(357,255)	(8.0)
GCI Liberty, Inc.	(822)	(41,840)	(0.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
General Electric Co.	(14,782)	$(150,185)	(3.4	) %
General Mills, Inc.	(566)	(25,153)	(0.6)
Genesee & Wyoming, Inc.	(1,089)	(85,508)	(1.9)
GoDaddy, Inc.	(1,005)	(68,973)	(1.5)
Guidewire Software, Inc.	(4,560)	(395,261)	(8.8)
Hanesbrands, Inc.	(120)	(1,799)	0.0
Harris Corp.	(411)	(62,957)	(1.4)
Hasbro, Inc.	(654)	(59,226)	(1.3)
Healthcare Trust of America, Inc.	(2,936)	(83,441)	(1.9)
Hess Corp.	(144)	(7,776)	(0.2)
Hexcel Corp.	(161)	(10,901)	(0.2)
Hormel Foods Corp.	(464)	(19,636)	(0.4)
Howard Hughes Corp. (The)	(701)	(77,839)	(1.7)
Hubbell, Inc.	(715)	(78,171)	(1.7)
Hudson Pacific Properties, Inc.	(5,777)	(187,579)	(4.2)
Humana, Inc.	(266)	(82,191)	(1.8)
Incyte Corp.	(647)	(52,142)	(1.2)
Intercontinental Exchange, Inc.	(493)	(37,843)	(0.8)
International Flavors & Fragrances, Inc.	(1,362)	(193,104)	(4.3)
Invitation Homes, Inc.	(16,341)	(367,509)	(8.2)
IPG Photonics Corp.	(1,233)	(163,989)	(3.7)
IQVIA Holdings, Inc.	(958)	(123,592)	(2.8)
Iron Mountain, Inc.	(2,873)	(106,876)	(2.4)
Jack Henry & Associates, Inc.	(454)	(60,632)	(1.4)
Jacobs Engineering Group, Inc.	(642)	(41,602)	(0.9)
JB Hunt Transport Services, Inc.	(1,015)	(108,646)	(2.4)
Jefferies Financial Group, Inc.	(796)	(16,565)	(0.4)
JM Smucker Co. (The)	(427)	(44,784)	(1.0)
JPMorgan Chase & Co.	(370)	(38,295)	(0.9)
Kansas City Southern	(1,601)	(169,306)	(3.8)
Kinder Morgan, Inc.	(3,131)	(56,671)	(1.3)
Knight-Swift Transportation Holdings, Inc.	(6,394)	(203,010)	(4.5)
Kraft Heinz Co. (The)	(13,198)	(634,296)	(14.2)
Laboratory Corp. of America Holdings	(373)	(51,978)	(1.2)
Lamb Weston Holdings, Inc.	(453)	(32,752)	(0.7)
Leidos Holdings, Inc.	(2,651)	(153,758)	(3.4)
Lennar Corp.	(3,855)	(182,804)	(4.1)
Liberty Media Corp-Liberty Formula One	(3,065)	(96,149)	(2.1)
Littelfuse, Inc.	(1,154)	(202,781)	(4.5)
Live Nation Entertainment, Inc.	(4,387)	(234,748)	(5.2)
LKQ Corp.	(894)	(23,441)	(0.5)
Macerich Co. (The)	(1,320)	(60,931)	(1.4)
Madison Square Garden Co. (The)	(364)	(101,156)	(2.3)
Markel Corp.	(142)	(149,598)	(3.3)
MarketAxess Holdings, Inc.	(556)	(119,412)	(2.7)
Marsh & McLennan Cos., Inc.	(725)	(63,938)	(1.4)
Martin Marietta Materials, Inc.	(1,409)	(248,942)	(5.6)
Marvell Technology Group Ltd.	(12,360)	(229,031)	(5.1)
MGM Resorts International	(2,151)	(63,325)	(1.4)
Microchip Technology, Inc.	(131)	(10,528)	(0.2)
Mid-America Apartment Communities, Inc.	(1,669)	(169,036)	(3.8)
Middleby Corp. (The)	(166)	(19,525)	(0.4)
Mohawk Industries, Inc.	(897)	(115,525)	(2.6)
Moody’s Corp.	(739)	(117,139)	(2.6)
Morgan Stanley	(704)	(29,779)	(0.7)
MSCI, Inc.	(255)	(43,419)	(1.0)
National Instruments Corp.	(1,360)	(60,139)	(1.3)
Nektar Therapeutics	(3,026)	(128,121)	(2.9)
Netflix, Inc.	(875)	(297,063)	(6.6)
Neurocrine Biosciences, Inc.	(605)	(53,373)	(1.2)
New Residential Investment Corp.	(13,927)	(236,480)	(5.3)
New York Community Bancorp, Inc.	(8,270)	(96,097)	(2.1)
Newell Brands, Inc.	(3,440)	(72,962)	(1.6)

	Shares	Value	% of Basket Value

United States (continued)
Newmont Mining Corp.	(1,395)	$(47,583)	(1.1	) %
NextEra Energy, Inc.	(778)	(139,246)	(3.1)
NiSource, Inc.	(5,507)	(150,231)	(3.4)
Noble Energy, Inc.	(7,910)	(176,709)	(3.9)
Northern Trust Corp.	(584)	(51,661)	(1.2)
Nutanix, Inc.	(6,025)	(308,661)	(6.9)
NVIDIA Corp.	(649)	(93,294)	(2.1)
Old Republic International Corp.	(895)	(18,034)	(0.4)
ONEOK, Inc.	(1,984)	(127,393)	(2.8)
PacWest Bancorp	(654)	(25,238)	(0.6)
Parsley Energy, Inc.	(2,753)	(51,151)	(1.1)
Paycom Software, Inc.	(137)	(20,309)	(0.5)
PerkinElmer, Inc.	(319)	(28,870)	(0.6)
Pioneer Natural Resources Co.	(561)	(79,842)	(1.8)
Polaris Industries, Inc.	(511)	(42,863)	(1.0)
Pool Corp.	(630)	(94,443)	(2.1)
Post Holdings, Inc.	(2,192)	(203,461)	(4.5)
PPG Industries, Inc.	(363)	(38,275)	(0.9)
PPL Corp.	(1,528)	(47,857)	(1.1)
Prologis, Inc.	(45)	(3,112)	(0.1)
Proofpoint, Inc.	(2,672)	(272,197)	(6.1)
PTC, Inc.	(1,215)	(103,020)	(2.3)
Public Service Enterprise Group, Inc.	(1,474)	(80,407)	(1.8)
Regency Centers Corp.	(859)	(55,835)	(1.2)
Rollins, Inc.	(1,592)	(59,286)	(1.3)
Roper Technologies, Inc.	(321)	(90,926)	(2.0)
RPM International, Inc.	(341)	(19,492)	(0.4)
S&P Global, Inc.	(772)	(147,954)	(3.3)
Sage Therapeutics, Inc.	(264)	(37,644)	(0.8)
salesforce.com, Inc.	(644)	(97,869)	(2.2)
Sarepta Therapeutics, Inc.	(3,605)	(503,655)	(11.2)
SBA Communications Corp.	(508)	(92,725)	(2.1)
Seattle Genetics, Inc.	(4,558)	(348,368)	(7.8)
Sempra Energy	(2,121)	(248,115)	(5.5)
ServiceMaster Global Holdings, Inc.	(1,251)	(48,776)	(1.1)
Sherwin-Williams Co. (The)	(71)	(29,928)	(0.7)
Signature Bank	(1,109)	(141,187)	(3.2)
Southern Co. (The)	(1,008)	(48,989)	(1.1)
Splunk, Inc.	(1,949)	(243,313)	(5.4)
SS&C Technologies Holdings, Inc.	(1,192)	(61,376)	(1.4)
Stanley Black & Decker, Inc.	(385)	(48,679)	(1.1)
Starwood Property Trust, Inc.	(3,825)	(84,456)	(1.9)
State Street Corp.	(610)	(43,249)	(1.0)
SVB Financial Group	(415)	(96,853)	(2.2)
Symantec Corp.	(10,058)	(211,419)	(4.7)
Tableau Software, Inc.	(612)	(78,238)	(1.7)
Targa Resources Corp.	(5,949)	(255,866)	(5.7)
Teleflex, Inc.	(356)	(97,366)	(2.2)
TJX Cos., Inc. (The)	(1,126)	(55,996)	(1.3)
T-Mobile US, Inc.	(312)	(21,721)	(0.5)
TransDigm Group, Inc.	(564)	(220,524)	(4.9)
TransUnion	(550)	(33,451)	(0.7)
Travelers Cos., Inc. (The)	(145)	(18,203)	(0.4)
Trimble, Inc.	(4,264)	(160,582)	(3.6)
Twitter, Inc.	(1,212)	(40,675)	(0.9)
Tyler Technologies, Inc.	(512)	(96,865)	(2.2)
Ulta Beauty, Inc.	(324)	(94,582)	(2.1)
Ultimate Software Group, Inc. (The)	(603)	(164,661)	(3.7)
United Technologies Corp.	(2,571)	(303,558)	(6.8)
Vail Resorts, Inc.	(333)	(62,691)	(1.4)
VEREIT, Inc.	(169)	(1,366)	0.0
Verisk Analytics, Inc.	(462)	(54,243)	(1.2)
VICI Properties, Inc.	(2,716)	(58,475)	(1.3)

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Vistra Energy Corp.	(5,986)	$(150,308)	(3.4	) %
Vornado Realty Trust	(1,927)	(134,717)	(3.0)
Vulcan Materials Co.	(876)	(89,045)	(2.0)
Wabtec Corp.	(528)	(36,516)	(0.8)
Waste Connections, Inc.	(1,209)	(101,024)	(2.3)
Watsco, Inc.	(613)	(90,405)	(2.0)
Wells Fargo & Co.	(7,338)	(358,902)	(8.0)
Welltower, Inc.	(1,999)	(154,903)	(3.5)
West Pharmaceutical Services, Inc.	(1,346)	(145,731)	(3.3)
Western Alliance Bancorp	(762)	(33,741)	(0.8)
WEX, Inc.	(1,015)	(163,750)	(3.7)
Weyerhaeuser Co.	(6,623)	(173,788)	(3.9)
Williams Cos., Inc. (The)	(15,531)	(418,250)	(9.3)
Workday, Inc.	(1,061)	(192,603)	(4.2)
Worldpay, Inc.	(1,759)	(146,841)	(3.2)
WR Berkley Corp.	(939)	(72,200)	(1.5)
Wyndham Hotels & Resorts, Inc.	(8,557)	(420,064)	(9.3)
Wynn Resorts Ltd.	(854)	(105,052)	(2.2)
XPO Logistics, Inc.	(4,238)	(257,587)	(5.7)
Xylem, Inc.	(2,488)	(177,295)	(4.0)
Zayo Group Holdings, Inc.	(6,239)	(171,262)	(3.9)
Zillow Group, Inc.	(894)	(31,371)	(0.6)
Zimmer Biomet Holdings, Inc.	(621)	(68,038)	(1.4)

		(30,555,752)

Total Reference Entity — Short		(52,308,471)

Net Value of Reference Entity — Bank of America NA		$4,478,786

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of January 31, 2019, expiration dates 02/24/23 — 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
Rio Tinto plc	9,630	$532,753	9.1%

Austria
OMV AG	423	21,033	0.4

Belgium
Ageas	2,268	105,454	1.8
Groupe Bruxelles Lambert SA	208	19,598	0.3
Proximus SADP	5,448	146,256	2.5
Solvay SA	34	3,702	0.1
UCB SA	2,490	215,766	3.7

		490,776

China
Agricultural Bank of China Ltd.	181,000	85,695	1.5
Anhui Conch Cement Co. Ltd.	39,000	212,680	3.6
ANTA Sports Products Ltd.	18,000	93,113	1.6
Bank of China Ltd.	875,000	406,824	6.9
China Merchants Bank Co. Ltd.	56,000	246,890	4.2
China Mobile Ltd.	2,500	26,293	0.4
China Petroleum & Chemical Corp.	244,000	204,032	3.5
China Resources Land Ltd.	14,000	54,625	0.9
China Telecom Corp. Ltd.	38,000	20,631	0.4
China Unicom Hong Kong Ltd.	386,000	442,155	7.5
CNOOC Ltd.	8,000	13,371	0.2
Hengan International Group Co. Ltd.	4,500	35,203	0.6
Industrial & Commercial Bank of China Ltd.	382,000	296,762	5.1

	Shares	Value	% of Basket Value

China (continued)
Sinopharm Group Co. Ltd.	3,200	$14,301	0.2%
Tencent Holdings Ltd.	2,800	124,641	2.1
Yum China Holdings, Inc.	2,216	80,773	1.4

		2,357,989

Denmark
Coloplast A/S	502	45,857	0.8
GN Store Nord A/S	9,263	399,295	6.8
Novozymes A/S	2,764	115,583	2.0
Pandora A/S	2,370	102,923	1.8

		663,658

Finland
Neste OYJ	499	45,719	0.8
Stora Enso OYJ	12,769	171,773	2.9
UPM-Kymmene OYJ	4,581	133,040	2.3

		350,532

France
Arkema SA	322	30,509	0.5
Atos SE	2,201	200,687	3.4
Capgemini SE	261	28,824	0.5
Cie de Saint-Gobain	1,557	53,729	0.9
Cie Generale des Etablissements Michelin SCA	1,103	119,810	2.0
Cie Plastic Omnium SA	1,530	42,075	0.7
Dassault Systemes SE	389	48,754	0.8
Engie SA	2,122	34,018	0.6
Faurecia SA	3,228	141,223	2.4
Fonciere Des Regions	1,312	134,106	2.3
Kering SA	80	40,122	0.7
Klepierre SA	1,583	54,248	0.9
L’Oreal SA	86	20,728	0.4
LVMH Moet Hennessy Louis Vuitton SE	323	103,619	1.8
Peugeot SA	6,880	173,069	2.9
Publicis Groupe SA	2,451	149,658	2.5
Sanofi	55	4,780	0.1
Sartorius Stedim Biotech	183	20,171	0.3
Schneider Electric SE	712	50,639	0.9
Thales SA	247	27,316	0.5
TOTAL SA	421	23,080	0.4
Ubisoft Entertainment SA	1,885	167,287	2.8
Veolia Environnement SA	3,007	63,525	1.1

		1,731,977

Germany
Allianz SE (Registered)	939	199,230	3.4
BASF SE	415	30,402	0.5
Beiersdorf AG	528	52,854	0.9
Brenntag AG	761	36,032	0.6
Continental AG	372	58,790	1.0
Covestro AG	4,583	253,255	4.3
Deutsche Lufthansa AG (Registered)	15,170	382,983	6.5
Deutsche Post AG (Registered)	661	19,523	0.3
Deutsche Telekom AG (Registered)	4,147	67,434	1.1
Evonik Industries AG	316	8,642	0.1
Hannover Rueck SE	963	138,993	2.4
HOCHTIEF AG	418	62,519	1.1
HUGO BOSS AG	1,328	95,218	1.6
Infineon Technologies AG	4,134	91,955	1.6
LEG Immobilien AG	125	14,684	0.2
Merck KGaA	561	58,905	1.0
MTU Aero Engines AG	127	27,387	0.5
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,721	384,059	6.5

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Germany (continued)
ProSiebenSat.1 Media SE	1,067	$19,047	0.3%
Puma SE	38	21,160	0.4
Scout24 AG	499	23,460	0.4
TUI AG	2,266	34,311	0.6
Volkswagen AG	2,572	448,693	7.6

		2,529,536

Hong Kong
CK Asset Holdings Ltd.	47,500	399,894	6.8
CK Hutchison Holdings Ltd.	49,000	494,861	8.4
CLP Holdings Ltd.	30,000	349,412	5.9
Hang Seng Bank Ltd.	8,800	202,461	3.4
Hong Kong & China Gas Co. Ltd.	73,000	158,632	2.7
Hong Kong Exchanges & Clearing Ltd.	3,000	93,867	1.6
Link REIT	11,000	120,914	2.1
Power Assets Holdings Ltd.	19,500	131,362	2.2
Sino Biopharmaceutical Ltd.	333,500	282,121	4.8
Sun Hung Kai Properties Ltd.	9,000	150,953	2.6
Techtronic Industries Co. Ltd.	20,500	119,670	2.0

		2,504,147

Ireland
AerCap Holdings NV	1,461	69,047	1.2

Italy
A2A SpA	15,642	28,541	0.5
Assicurazioni Generali SpA	5,605	98,128	1.7
Enel SpA	2,921	17,654	0.3
Eni SpA	2,264	38,388	0.7
Moncler SpA	1,625	61,156	1.0
Poste Italiane SpA	3,829	32,974	0.6
Recordati SpA	237	8,588	0.1
Telecom Italia SpA	82,781	46,060	0.8
Terna Rete Elettrica Nazionale SpA	1,813	11,174	0.2

		342,663

Japan
Aisin Seiki Co. Ltd.	1,700	67,209	1.1
Asahi Glass Co. Ltd.	2,100	71,170	1.2
Astellas Pharma, Inc.	3,200	47,482	0.8
Central Japan Railway Co.	1,700	367,408	6.3
Dai-ichi Life Holdings, Inc.	4,100	66,572	1.1
Daikin Industries Ltd.	600	64,945	1.1
Daito Trust Construction Co. Ltd.	900	125,003	2.1
Daiwa House Industry Co. Ltd.	2,800	90,780	1.5
Denso Corp.	1,000	45,997	0.8
Fuji Electric Co. Ltd.	13,100	404,855	6.9
Fujitsu Ltd.	1,800	120,808	2.1
Hitachi High-Technologies Corp.	4,900	177,086	3.0
Hitachi Ltd.	1,200	37,750	0.6
Hoya Corp.	600	34,822	0.6
Isuzu Motors Ltd.	2,000	29,751	0.5
ITOCHU Corp.	8,000	146,754	2.5
Kajima Corp.	2,500	35,562	0.6
Kao Corp.	700	49,489	0.8
Konami Holdings Corp.	4,800	220,450	3.8
Kose Corp.	600	88,078	1.5
McDonald’s Holdings Co. Japan Ltd.	1,200	53,111	0.9
MEIJI Holdings Co. Ltd.	100	7,733	0.1
Mitsubishi Chemical Holdings Corp.	24,600	211,401	3.6
Mitsubishi Electric Corp.	2,200	27,683	0.5
Mitsui Chemicals, Inc.	2,900	72,805	1.2
MS&AD Insurance Group Holdings, Inc.	7,700	227,947	3.9
NGK Spark Plug Co. Ltd.	1,200	25,855	0.4
Nikon Corp.	9,600	164,145	2.8

	Shares	Value	% of Basket Value

Japan (continued)
Nippon Building Fund, Inc.	4	$25,882	0.4%
Nippon Telegraph & Telephone Corp.	2,500	107,471	1.8
Nitto Denko Corp.	300	16,970	0.3
NSK Ltd.	7,600	74,129	1.3
NTT DOCOMO, Inc.	100	2,403	0.0
Obayashi Corp.	14,700	139,875	2.4
Oji Holdings Corp.	5,100	29,532	0.5
Olympus Corp.	2,200	90,246	1.5
Omron Corp.	1,500	61,602	1.0
Osaka Gas Co. Ltd.	8,500	168,287	2.9
Panasonic Corp.	5,200	50,920	0.9
Pigeon Corp.	1,300	50,970	0.9
Pola Orbis Holdings, Inc.	2,600	77,765	1.3
Recruit Holdings Co. Ltd.	2,300	61,733	1.1
Ryohin Keikaku Co. Ltd.	200	47,668	0.8
Sekisui Chemical Co. Ltd.	5,400	83,816	1.4
Shimadzu Corp.	3,200	73,592	1.3
Shionogi & Co. Ltd.	700	43,174	0.7
Shiseido Co. Ltd.	800	47,589	0.8
Sompo Holdings, Inc.	4,100	154,587	2.6
Sony Corp.	2,500	125,267	2.1
Subaru Corp.	1,500	35,223	0.6
Sumitomo Chemical Co. Ltd.	17,000	88,682	1.5
Sumitomo Corp.	3,200	49,547	0.8
Sumitomo Mitsui Financial Group, Inc.	5,300	197,171	3.4
Sumitomo Realty & Development Co. Ltd.	600	22,914	0.4
Suzuki Motor Corp.	3,500	182,772	3.1
T&D Holdings, Inc.	6,600	81,933	1.4
Taisei Corp.	1,500	70,624	1.2
Tokio Marine Holdings, Inc.	1,800	88,138	1.5
Tokyo Electron Ltd.	300	43,806	0.7
Tokyo Gas Co. Ltd.	3,100	81,515	1.4
West Japan Railway Co.	500	36,518	0.6
Yamaha Corp.	500	21,882	0.4
Yokogawa Electric Corp.	15,700	292,384	5.0

		5,909,238

Luxembourg
ArcelorMittal	10,812	249,727	4.3

Macau
Sands China Ltd.	22,400	107,460	1.8

Netherlands
ASR Nederland NV	4,782	201,696	3.4
EXOR NV	2,726	174,278	3.0
Heineken Holding NV	1,831	158,954	2.7
ING Groep NV	9,206	109,237	1.9
Koninklijke Ahold Delhaize NV	5,125	135,024	2.3
Koninklijke Philips NV	1,086	42,816	0.7
NXP Semiconductors NV	909	79,110	1.3
Randstad NV	2,279	109,858	1.9
Wolters Kluwer NV	2,390	148,636	2.5

		1,159,609

Norway
Equinor ASA	4,791	109,552	1.9

Puerto Rico
Popular, Inc.	1,020	55,702	0.9

Singapore
Genting Singapore Ltd.	696,800	571,039	9.7
Mapletree Industrial Trust	38,600	57,444	1.0

		628,483

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

South Africa
Anglo American plc	11,808	$301,763	5.1%
Mondi plc	2,952	71,389	1.2

		373,152

South Korea
Hana Financial Group, Inc.	1,939	69,720	1.2
Hyundai Development Co-Engineering & Construction	71	1,195	0.0
KB Financial Group, Inc.	3,044	130,793	2.2
Kia Motors Corp.	7,705	251,939	4.3
KT&G Corp.	184	16,384	0.3
LG Household & Health Care Ltd.	20	22,756	0.4
LG Uplus Corp.	31,231	424,494	7.2
NCSoft Corp.	62	26,107	0.4
POSCO	1,746	431,004	7.3
Samsung C&T Corp.	452	48,903	0.8
Samsung Electro-Mechanics Co. Ltd.	2,797	273,728	4.7
Samsung Electronics Co. Ltd.	3,166	132,004	2.2
Samsung SDS Co. Ltd.	201	40,566	0.7
Shinhan Financial Group Co. Ltd.	3,452	133,517	2.3
SK Holdings Co. Ltd.	918	218,061	3.7
SK Hynix, Inc.	10,281	687,488	11.7
SK Telecom Co. Ltd.	1,783	412,779	7.0
Woori Bank	7,585	102,145	1.7

		3,423,583

Spain
ACS Actividades de Construccion y Servicios SA	1,206	25,286	0.4
Aena SME SA	162	28,003	0.5
Banco Santander SA	33,482	158,793	2.7
Bankinter SA	2,252	17,584	0.3
CaixaBank SA	15,561	58,852	1.0
Iberdrola SA	3,377	27,913	0.5
Red Electrica Corp. SA	2,392	55,125	0.9
Repsol SA	13,156	230,928	3.9
Telefonica SA	15,844	136,283	2.3

		738,767

Sweden
Alfa Laval AB	1,420	32,194	0.5
Atlas Copco AB	4,079	106,418	1.8
Boliden AB	1,826	45,702	0.8
Hennes & Mauritz AB	1,116	17,365	0.3
Investor AB	754	33,162	0.6
Sandvik AB	3,637	58,119	1.0
Securitas AB	2,924	47,018	0.8
SKF AB	4,472	75,327	1.3
Svenska Cellulosa AB SCA	11,661	102,570	1.7
Swedbank AB	1,671	37,959	0.6
Swedish Match AB	137	6,138	0.1

		561,972

Switzerland
Adecco Group AG (Registered)	933	46,754	0.8
Baloise Holding AG (Registered)	1,121	173,618	3.0
Flughafen Zurich AG (Registered)	165	29,145	0.5
Kuehne + Nagel International AG (Registered)	1,985	268,434	4.6
Logitech International SA (Registered)	5,059	184,566	3.1
Novartis AG (Registered)	1,330	116,110	2.0
Partners Group Holding AG	192	132,058	2.2
Roche Holding AG	1,800	478,864	8.1
SGS SA (Registered)	108	260,717	4.4
Sonova Holding AG (Registered)	103	19,331	0.3
STMicroelectronics NV	1,247	19,895	0.3

	Shares	Value	% of Basket Value

Switzerland (continued)
Straumann Holding AG (Registered)	153	$111,081	1.9%
Swiss Life Holding AG (Registered)	80	33,004	0.6
Swiss Prime Site AG (Registered)	518	43,881	0.7
Temenos Group AG (Registered)	623	84,095	1.4
Zurich Insurance Group AG	487	152,846	2.6

		2,154,399

Taiwan
Catcher Technology Co. Ltd.	62,000	477,279	8.1
CTBC Financial Holding Co. Ltd.	412,000	280,549	4.8
Formosa Chemicals & Fibre Corp.	86,000	299,292	5.1
Formosa Plastics Corp.	50,000	167,326	2.8
Globalwafers Co. Ltd.	19,000	187,885	3.2
Nanya Technology Corp.	11,000	22,340	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	274,465	4.7
Uni-President Enterprises Corp.	154,000	364,933	6.2
United Microelectronics Corp.	2,042,000	779,877	13.3
Yageo Corp.	19,000	207,753	3.5

		3,061,699

United Kingdom
3i Group plc	1,719	19,185	0.3
Ashtead Group plc	888	22,524	0.4
Aviva plc	17,751	96,541	1.6
Barratt Developments plc	3,846	27,203	0.5
Berkeley Group Holdings plc	1,054	51,895	0.9
British Land Co. plc (The)	693	5,220	0.1
Burberry Group plc	2,535	59,925	1.0
GlaxoSmithKline plc	9,227	179,231	3.1
Imperial Brands plc	6,445	213,936	3.6
InterContinental Hotels Group plc	1,984	112,746	1.9
ITV plc	20,945	35,554	0.6
J Sainsbury plc	27,063	101,336	1.7
Land Securities Group plc	26,739	304,086	5.2
Legal & General Group plc	34,170	116,414	2.0
Lloyds Banking Group plc	137,824	105,072	1.8
Marks & Spencer Group plc	10,474	39,629	0.7
Meggitt plc	10,340	70,030	1.2
Next plc	706	44,901	0.8
Pearson plc	14,895	177,085	3.0
Persimmon plc	701	21,868	0.4
Prudential plc	10,012	195,796	3.3
Royal Mail plc	9,660	34,036	0.6
Sage Group plc (The)	9,435	77,550	1.3
Schroders plc	701	24,047	0.4
Smith & Nephew plc	10,081	189,913	3.2
Taylor Wimpey plc	68,418	148,347	2.5
United Utilities Group plc	2,173	23,766	0.4
Wm Morrison Supermarkets plc	21,361	65,689	1.1

		2,563,525

United States
AbbVie, Inc.	1,540	123,647	2.1
Accenture plc	7	1,075	0.0
Activision Blizzard, Inc.	1,514	71,521	1.2
Acuity Brands, Inc.	172	20,797	0.4
Adobe Systems, Inc.	296	73,355	1.2
Advance Auto Parts, Inc.	378	60,178	1.0
AES Corp.	3,046	49,924	0.8
Aflac, Inc.	599	28,572	0.5
Agilent Technologies, Inc.	1,245	94,682	1.6
Air Products & Chemicals, Inc.	165	27,124	0.5
Akamai Technologies, Inc.	363	23,631	0.4
Alliance Data Systems Corp.	108	19,180	0.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Allison Transmission Holdings, Inc.	404	$19,663	0.3%
Allstate Corp. (The)	245	21,528	0.4
Ally Financial, Inc.	9,059	236,078	4.0
Alphabet, Inc.	299	335,566	5.7
Ameren Corp.	318	22,050	0.4
American Electric Power Co., Inc.	117	9,257	0.2
American Express Co.	2,576	264,555	4.5
American Financial Group, Inc.	448	42,735	0.7
Ameriprise Financial, Inc.	289	36,587	0.6
AMETEK, Inc.	1,795	130,855	2.2
Amgen, Inc.	2,446	457,671	7.8
Annaly Capital Management, Inc.	10,573	110,382	1.9
Anthem, Inc.	38	11,514	0.2
AO Smith Corp.	513	24,552	0.4
Apache Corp.	532	17,460	0.3
Apartment Investment & Management Co.	801	39,666	0.7
Applied Materials, Inc.	707	27,630	0.5
Archer-Daniels-Midland Co.	2,414	108,389	1.8
Athene Holding Ltd.	2,804	120,292	2.0
Automatic Data Processing, Inc.	213	29,786	0.5
AutoZone, Inc.	161	136,422	2.3
Baxter International, Inc.	2,485	180,138	3.1
Best Buy Co., Inc.	2,297	136,074	2.3
Biogen, Inc.	797	266,023	4.5
Booking Holdings, Inc.	34	62,316	1.1
Booz Allen Hamilton Holding Corp.	872	42,841	0.7
Boston Properties, Inc.	427	56,308	1.0
Bristol-Myers Squibb Co.	1,823	90,002	1.5
Broadridge Financial Solutions, Inc.	85	8,571	0.1
Burlington Stores, Inc.	787	135,136	2.3
Cabot Oil & Gas Corp.	322	8,034	0.1
Cadence Design Systems, Inc.	1,956	93,947	1.6
Campbell Soup Co.	109	3,862	0.1
Capital One Financial Corp.	2,945	237,338	4.0
Carnival Corp.	363	20,902	0.4
Carnival plc	684	38,700	0.7
CBRE Group, Inc.	2,610	119,407	2.0
CBS Corp. (Non-Voting)	1,000	49,460	0.8
CDW Corp.	421	35,057	0.6
Celanese Corp.	2,484	237,868	4.0
CenterPoint Energy, Inc.	5,213	161,186	2.7
CH Robinson Worldwide, Inc.	1,322	114,710	2.0
Chemours Co. (The)	247	8,830	0.2
Chevron Corp.	1,845	211,529	3.6
Cigna Corp.	467	93,311	1.6
Cimarex Energy Co.	855	64,416	1.1
Cintas Corp.	342	64,128	1.1
Cisco Systems, Inc.	953	45,067	0.8
CIT Group, Inc.	1,479	68,315	1.2
Citizens Financial Group, Inc.	5,196	176,248	3.0
Citrix Systems, Inc.	299	30,659	0.5
Clorox Co. (The)	273	40,508	0.7
CMS Energy Corp.	1,387	72,318	1.2
Colgate-Palmolive Co.	249	16,105	0.3
Columbia Sportswear Co.	1,096	97,752	1.7
Comcast Corp.	3,216	117,609	2.0
Comerica, Inc.	1,342	105,669	1.8
Commerce Bancshares, Inc.	1,521	90,956	1.5
ConocoPhillips	6,137	415,414	7.1
Consolidated Edison, Inc.	519	40,300	0.7
Copart, Inc.	949	48,048	0.8
Costco Wholesale Corp.	86	18,458	0.3
CubeSmart	2,420	74,899	1.3

	Shares	Value	% of Basket Value

United States (continued)
Cullen/Frost Bankers, Inc.	481	$46,792	0.8%
Cummins, Inc.	940	138,283	2.4
Cypress Semiconductor Corp.	3,310	45,910	0.8
Darden Restaurants, Inc.	1,295	135,884	2.3
Devon Energy Corp.	4,250	113,262	1.9
Discover Financial Services	3,311	223,459	3.8
Dollar General Corp.	1,053	121,548	2.1
Domino’s Pizza, Inc.	78	22,131	0.4
Donaldson Co., Inc.	1,756	83,024	1.4
Dover Corp.	501	44,003	0.7
DTE Energy Co.	1,800	211,950	3.6
Duke Realty Corp.	6,628	193,803	3.3
E*TRADE Financial Corp.	1,779	83,008	1.4
East West Bancorp, Inc.	1,398	70,347	1.2
Eastman Chemical Co.	2,003	161,482	2.7
Eaton Corp. plc	1,920	146,400	2.5
Eli Lilly & Co.	548	65,683	1.1
Emerson Electric Co.	1,135	74,308	1.3
Encompass Health Corp.	328	21,924	0.4
EOG Resources, Inc.	985	97,712	1.7
EPR Properties	3,074	224,586	3.8
Equity LifeStyle Properties, Inc.	2,163	229,018	3.9
Equity Residential	2,197	159,414	2.7
Essex Property Trust, Inc.	133	36,070	0.6
Estee Lauder Cos., Inc. (The)	1,327	181,029	3.1
Exelon Corp.	1,222	58,363	1.0
Expeditors International of Washington, Inc.	3,303	228,898	3.9
Extra Space Storage, Inc.	113	11,143	0.2
F5 Networks, Inc.	1,349	217,122	3.7
Fair Isaac Corp.	686	154,487	2.6
Fastenal Co.	1,125	68,017	1.2
Federal Realty Investment Trust	96	12,727	0.2
Ferguson plc	853	57,120	1.0
Fifth Third Bancorp	6,098	163,548	2.8
FirstEnergy Corp.	2,152	84,358	1.4
Fiserv, Inc.	158	13,103	0.2
FLIR Systems, Inc.	380	18,574	0.3
Foot Locker, Inc.	1,058	59,132	1.0
Ford Motor Co.	6,494	57,147	1.0
Fortinet, Inc.	658	50,383	0.9
Fortune Brands Home & Security, Inc.	900	40,770	0.7
Gaming and Leisure Properties, Inc.	530	19,875	0.3
Gap, Inc. (The)	6,460	164,342	2.8
Garmin Ltd.	339	23,452	0.4
Gentex Corp.	1,647	34,883	0.6
Graco, Inc.	1,263	54,726	0.9
H&R Block, Inc.	2,666	62,891	1.1
Halliburton Co.	5,370	168,403	2.9
Hanover Insurance Group, Inc. (The)	211	24,062	0.4
Hartford Financial Services Group, Inc. (The)	917	43,026	0.7
HCA Healthcare, Inc.	903	125,905	2.1
HD Supply Holdings, Inc.	3,262	136,808	2.3
Helmerich & Payne, Inc.	1,384	77,490	1.3
Herbalife Nutrition Ltd.	4,713	281,366	4.8
Hershey Co. (The)	588	62,387	1.1
Hewlett Packard Enterprise Co.	11,661	181,795	3.1
Hill-Rom Holdings, Inc.	303	30,306	0.5
HollyFrontier Corp.	560	31,550	0.5
Home Depot, Inc. (The)	305	55,977	1.0
Honeywell International, Inc.	493	70,810	1.2
Host Hotels & Resorts, Inc.	1,523	27,505	0.5
HP, Inc.	2,235	49,237	0.8
Huntsman Corp.	4,760	104,577	1.8

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
IAC/InterActiveCorp	290	$61,271	1.0%
IDEX Corp.	631	86,990	1.5
IDEXX Laboratories, Inc.	226	48,088	0.8
Illinois Tool Works, Inc.	577	79,228	1.3
Ingersoll-Rand plc	1,805	180,572	3.1
Integrated Device Technology, Inc.	2,034	99,361	1.7
Intel Corp.	1,993	93,910	1.6
International Business Machines Corp.	296	39,788	0.7
Interpublic Group of Cos., Inc. (The)	987	22,454	0.4
Intuit, Inc.	705	152,153	2.6
Johnson & Johnson	165	21,958	0.4
Jones Lang LaSalle, Inc.	296	42,449	0.7
Juniper Networks, Inc.	4,312	111,853	1.9
KAR Auction Services, Inc.	815	42,388	0.7
Kellogg Co.	867	51,162	0.9
Kimco Realty Corp.	2,806	47,730	0.8
KLA-Tencor Corp.	1,143	121,810	2.1
Kohl’s Corp.	4,179	287,056	4.9
Kroger Co. (The)	90	2,550	0.0
Lam Research Corp.	754	127,863	2.2
Lear Corp.	2,243	345,265	5.9
Lennox International, Inc.	560	128,397	2.2
Liberty Property Trust	374	17,630	0.3
Lincoln Electric Holdings, Inc.	602	52,037	0.9
Loews Corp.	5,458	261,438	4.4
LPL Financial Holdings, Inc.	478	33,637	0.6
Lululemon Athletica, Inc.	191	28,232	0.5
LyondellBasell Industries NV	1,018	88,535	1.5
M&T Bank Corp.	509	83,751	1.4
Macy’s, Inc.	4,671	122,847	2.1
ManpowerGroup, Inc.	1,387	109,615	1.9
Marathon Oil Corp.	7,906	124,836	2.1
Masco Corp.	1,280	41,485	0.7
Maxim Integrated Products, Inc.	1,434	77,823	1.3
McKesson Corp.	500	64,125	1.1
MetLife, Inc.	1,660	75,812	1.3
Mettler-Toledo International, Inc.	245	156,349	2.7
Micron Technology, Inc.	2,096	80,109	1.4
Motorola Solutions, Inc.	953	111,415	1.9
National Retail Properties, Inc.	1,849	97,461	1.7
NetApp, Inc.	3,091	197,113	3.4
News Corp.	5,289	67,858	1.2
NIKE, Inc.	581	47,572	0.8
Nordstrom, Inc.	424	19,678	0.3
Norfolk Southern Corp.	365	61,225	1.0
NRG Energy, Inc.	2,224	90,984	1.5
Nucor Corp.	504	30,865	0.5
Occidental Petroleum Corp.	1,696	113,259	1.9
Old Dominion Freight Line, Inc.	982	133,483	2.3
Omnicom Group, Inc.	2,408	187,535	3.2
Oracle Corp.	695	34,910	0.6
O’Reilly Automotive, Inc.	24	8,272	0.1
Oshkosh Corp.	1,481	111,149	1.9
PACCAR, Inc.	1,075	70,434	1.2
Packaging Corp. of America	208	19,619	0.3
Park Hotels & Resorts, Inc.	77	2,315	0.0
Parker-Hannifin Corp.	378	62,298	1.1
Paychex, Inc.	734	51,967	0.9
Pentair plc	3,804	156,687	2.7
People’s United Financial, Inc.	4,929	80,737	1.4
Phillips 66	728	69,458	1.2
PPG Industries, Inc.	194	20,455	0.3
Progressive Corp. (The)	979	65,877	1.1
Prudential Financial, Inc.	430	39,620	0.7

	Shares	Value	% of Basket Value

United States (continued)
PulteGroup, Inc.	2,850	$79,258	1.3%
Quest Diagnostics, Inc.	956	83,507	1.4
Ralph Lauren Corp.	245	28,454	0.5
Raytheon Co.	274	45,144	0.8
Regions Financial Corp.	2,764	41,930	0.7
Reinsurance Group of America, Inc.	1,352	195,296	3.3
Reliance Steel & Aluminum Co.	197	16,130	0.3
ResMed, Inc.	618	58,815	1.0
Robert Half International, Inc.	3,558	229,242	3.9
Rockwell Automation, Inc.	1,913	324,292	5.5
Ross Stores, Inc.	181	16,674	0.3
Seagate Technology plc	630	27,896	0.5
ServiceNow, Inc.	167	36,743	0.6
Simon Property Group, Inc.	158	28,775	0.5
Sirius XM Holdings, Inc.	6,871	40,058	0.7
Six Flags Entertainment Corp.	837	51,551	0.9
SL Green Realty Corp.	1,089	100,656	1.7
Snap-on, Inc.	777	128,974	2.2
Sonoco Products Co.	379	21,823	0.4
Southwest Airlines Co.	1,854	105,233	1.8
Steel Dynamics, Inc.	4,494	164,435	2.8
STERIS plc	359	40,948	0.7
STORE Capital Corp.	1,350	43,632	0.7
SunTrust Banks, Inc.	4,102	243,741	4.1
Synchrony Financial	3,429	103,007	1.8
Synopsys, Inc.	1,255	117,154	2.0
Synovus Financial Corp.	319	11,299	0.2
Sysco Corp.	288	18,389	0.3
Tapestry, Inc.	1,613	62,439	1.1
Target Corp.	1,245	90,885	1.5
Teledyne Technologies, Inc.	104	23,319	0.4
Teradyne, Inc.	2,247	80,870	1.4
Texas Instruments, Inc.	1,913	192,601	3.3
Thermo Fisher Scientific, Inc.	158	38,816	0.7
Torchmark Corp.	2,047	171,457	2.9
Toro Co. (The)	989	58,846	1.0
Tractor Supply Co.	173	14,774	0.3
TripAdvisor, Inc.	328	18,821	0.3
Twenty-First Century Fox, Inc.	1,785	87,572	1.5
Tyson Foods, Inc.	523	32,384	0.6
UDR, Inc.	2,911	127,356	2.2
UGI Corp.	2,196	125,238	2.1
United Continental Holdings, Inc.	1,726	150,628	2.6
United Rentals, Inc.	728	91,189	1.6
UnitedHealth Group, Inc.	30	8,106	0.1
Verizon Communications, Inc.	1,037	57,097	1.0
Vertex Pharmaceuticals, Inc.	344	65,673	1.1
Viacom, Inc.	1,876	55,192	0.9
Visa, Inc.	1,711	231,002	3.9
Voya Financial, Inc.	1,749	81,206	1.4
Walgreens Boots Alliance, Inc.	1,115	80,570	1.4
Walmart, Inc.	1,107	106,084	1.8
Waters Corp.	754	174,340	3.0
WEC Energy Group, Inc.	326	23,808	0.4
Western Digital Corp.	188	8,458	0.1
Western Union Co. (The)	11,651	212,631	3.6
Westlake Chemical Corp.	847	62,593	1.1
Williams-Sonoma, Inc.	3,610	196,492	3.3
WW Grainger, Inc.	142	41,945	0.7
Xcel Energy, Inc.	1,863	97,547	1.7
YUM! BRANDS, Inc.	2,348	220,665	3.8

		23,910,501

Total Reference Entity — Long		56,601,480

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Reference Entity — Short

Belgium
Anheuser-Busch InBev SA/NV	(3,368)	$(257,326)	(4.4	) %
Galapagos NV	(235)	(24,180)	(0.4)
Umicore SA	(1,331)	(56,271)	(1.0)

		(337,777)

Chile
Antofagasta plc	(13,370)	(152,845)	(2.6)

China
AAC Technologies Holdings, Inc.	(19,500)	(122,389)	(2.1)
BOC Hong Kong Holdings Ltd.	(170,500)	(658,798)	(11.2)
Brilliance China Automotive Holdings Ltd.	(276,141)	(261,459)	(4.4)
BYD Co. Ltd.	(77,000)	(455,729)	(7.8)
China Evergrande Group	(195,000)	(615,061)	(10.5)
China Life Insurance Co. Ltd.	(125,000)	(310,402)	(5.3)
China Mengniu Dairy Co. Ltd.	(10,000)	(30,974)	(0.5)
China Overseas Land & Investment Ltd.	(60,000)	(226,328)	(3.9)
China Pacific Insurance Group Co. Ltd.	(5,600)	(19,720)	(0.3)
Country Garden Holdings Co. Ltd.	(132,000)	(187,637)	(3.2)
PICC Property & Casualty Co. Ltd.	(94,000)	(97,343)	(1.7)
Semiconductor Manufacturing International Corp.	(1,065,000)	(1,006,400)	(17.1)
Shenzhou International Group Holdings Ltd.	(14,000)	(164,855)	(2.8)
Sunac China Holdings Ltd.	(150,000)	(597,436)	(10.2)
Sunny Optical Technology Group Co. Ltd.	(17,400)	(172,681)	(2.9)

		(4,927,212)

Denmark
AP Moller — Maersk A/S	(1)	(1,337)	0.0
Chr Hansen Holding A/S	(1,372)	(130,293)	(2.2)
ISS A/S	(1,974)	(55,945)	(1.0)
Orsted A/S	(3,326)	(240,345)	(4.1)
Tryg A/S	(1,477)	(37,683)	(0.6)
Vestas Wind Systems A/S	(3,231)	(267,085)	(4.5)

		(732,688)

Finland
Nokia Corp.	(28,596)	(180,660)	(3.1)
Nokian Renkaat OYJ	(1,293)	(43,017)	(0.7)
Nordea Bank Abp	(4,111)	(37,415)	(0.6)
Sampo OYJ	(2,236)	(102,443)	(1.7)
Wartsila OYJ Abp	(5,153)	(84,142)	(1.4)

		(447,677)

France
Aeroports de Paris	(1,683)	(321,959)	(5.5)
Air Liquide SA	(661)	(80,245)	(1.4)
Alstom SA	(1,990)	(80,057)	(1.4)
Bollore SA	(1)	(4)	0.0
Bureau Veritas SA	(12,201)	(271,057)	(4.6)
Carrefour SA	(1,093)	(21,615)	(0.4)
EssilorLuxottica SA	(864)	(109,298)	(1.9)
Getlink	(5,271)	(77,087)	(1.3)
Natixis SA	(16,090)	(82,479)	(1.4)
Pernod Ricard SA	(554)	(91,916)	(1.6)
Rubis SCA	(7,610)	(454,250)	(7.7)
Teleperformance	(913)	(157,128)	(2.7)
Unibail-Rodamco-Westfield	(179)	(32,193)	(0.5)
Vivendi SA	(2,183)	(55,664)	(0.9)

		(1,834,952)

Germany
1&1 Drillisch AG	(8,270)	(344,095)	(5.9)
Commerzbank AG	(57,118)	(411,100)	(7.0)

	Shares	Value	% of Basket Value

Germany (continued)
Daimler AG (Registered)	(2,786)	$(165,040)	(2.8	) %
Delivery Hero SE	(22,307)	(823,872)	(14.0)
Deutsche Bank AG (Registered)	(31,798)	(282,663)	(4.8)
Deutsche Boerse AG	(1,139)	(151,656)	(2.6)
E.ON SE	(5,091)	(56,594)	(1.0)
Fresenius Medical Care AG & Co. KGaA	(1,120)	(82,376)	(1.4)
GEA Group AG	(1,193)	(32,868)	(0.6)
Innogy SE	(652)	(30,891)	(0.5)
KION Group AG	(3,678)	(212,362)	(3.6)
LANXESS AG	(956)	(52,619)	(0.9)
METRO AG	(2,954)	(49,990)	(0.9)
SAP SE	(508)	(52,530)	(0.9)
Sartorius AG (Preference)	(215)	(32,275)	(0.5)
Siemens AG (Registered)	(2,163)	(237,493)	(4.0)
Symrise AG	(943)	(78,327)	(1.3)
Telefonica Deutschland Holding AG	(57,931)	(203,098)	(3.5)
Uniper SE	(1,879)	(54,485)	(0.9)
United Internet AG (Registered)	(86)	(3,412)	(0.1)
Volkswagen AG (Preference)	(614)	(104,728)	(1.8)
Zalando SE	(1,161)	(35,426)	(0.6)

		(3,497,900)

Hong Kong
AIA Group Ltd.	(42,600)	(384,657)	(6.5)

Italy
Atlantia SpA	(11,053)	(261,615)	(4.5)
Davide Campari-Milano SpA	(18,169)	(163,241)	(2.8)
Ferrari NV	(950)	(118,285)	(2.0)
Intesa Sanpaolo SpA	(14,242)	(32,587)	(0.6)
Leonardo SpA	(1,895)	(18,363)	(0.3)
Mediobanca Banca di Credito Finanziario SpA	(2,687)	(23,417)	(0.4)
Pirelli & C SpA	(2,890)	(18,890)	(0.3)
Prysmian SpA	(2,273)	(48,832)	(0.8)
Snam SpA	(6,192)	(29,569)	(0.5)

		(714,799)

Japan
Aeon Co. Ltd.	(1,900)	(38,669)	(0.7)
Alps Alpine Co. Ltd.	(6,800)	(143,348)	(2.4)
ANA Holdings, Inc.	(6,300)	(232,217)	(4.0)
Asahi Group Holdings Ltd.	(500)	(20,945)	(0.4)
Coca-Cola Bottlers Japan Holdings, Inc.	(3,800)	(117,375)	(2.0)
Daifuku Co. Ltd.	(4,100)	(206,050)	(3.5)
Daiichi Sankyo Co. Ltd.	(1,900)	(65,907)	(1.1)
Daiwa Securities Group, Inc.	(600)	(2,992)	(0.1)
Dentsu, Inc.	(2,400)	(113,842)	(1.9)
Don Quijote Holdings Co. Ltd.	(4,600)	(267,496)	(4.6)
Hikari Tsushin, Inc.	(100)	(16,028)	(0.3)
Hitachi Construction Machinery Co. Ltd.	(1,400)	(35,556)	(0.6)
Honda Motor Co. Ltd.	(7,800)	(234,171)	(4.0)
IHI Corp.	(400)	(12,669)	(0.2)
Japan Post Bank Co. Ltd.	(3,300)	(38,408)	(0.7)
Japan Post Holdings Co. Ltd.	(18,700)	(229,879)	(3.9)
Japan Real Estate Investment Corp.	(3)	(17,585)	(0.3)
Kansai Paint Co. Ltd.	(1,400)	(24,566)	(0.4)
Keyence Corp.	(300)	(154,385)	(2.6)
Komatsu Ltd.	(3,200)	(84,263)	(1.4)
Kubota Corp.	(900)	(14,269)	(0.2)
Kyocera Corp.	(800)	(45,058)	(0.8)
Kyowa Hakko Kirin Co. Ltd.	(3,100)	(59,433)	(1.0)
LINE Corp.	(5,400)	(194,442)	(3.3)
M3, Inc.	(26,700)	(386,429)	(6.6)
Makita Corp.	(1,100)	(38,975)	(0.7)
MINEBEA MITSUMI, Inc.	(2,600)	(42,768)	(0.7)

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
MISUMI Group, Inc.	(2,800)	$(64,089)	(1.1	) %
Mitsubishi Corp.	(1,800)	(52,755)	(0.9)
Mitsubishi UFJ Financial Group, Inc.	(16,200)	(86,896)	(1.5)
Mizuho Financial Group, Inc.	(167,500)	(274,927)	(4.7)
Murata Manufacturing Co. Ltd.	(300)	(45,065)	(0.8)
Nexon Co. Ltd.	(6,000)	(91,281)	(1.6)
NGK Insulators Ltd.	(2,500)	(38,446)	(0.7)
Nitori Holdings Co. Ltd.	(800)	(104,176)	(1.8)
Nomura Holdings, Inc.	(6,900)	(26,943)	(0.5)
Oriental Land Co. Ltd.	(1,100)	(112,787)	(1.9)
Otsuka Holdings Co. Ltd.	(3,600)	(147,656)	(2.5)
Rakuten, Inc.	(50,400)	(380,509)	(6.5)
Renesas Electronics Corp.	(27,100)	(156,245)	(2.7)
Resona Holdings, Inc.	(15,800)	(79,831)	(1.4)
Ricoh Co. Ltd.	(6,400)	(68,178)	(1.2)
SBI Holdings, Inc.	(4,100)	(87,583)	(1.5)
Sekisui House Ltd.	(1,200)	(17,934)	(0.3)
SG Holdings Co. Ltd.	(7,800)	(209,377)	(3.6)
Sharp Corp.	(48,134)	(512,468)	(8.7)
Shimano, Inc.	(200)	(28,063)	(0.5)
Shin-Etsu Chemical Co. Ltd.	(500)	(42,158)	(0.7)
Showa Denko KK	(1,000)	(33,588)	(0.6)
SMC Corp.	(300)	(99,014)	(1.7)
SoftBank Group Corp.	(529)	(41,666)	(0.7)
Sumitomo Mitsui Trust Holdings, Inc.	(600)	(22,728)	(0.4)
Sysmex Corp.	(100)	(5,575)	(0.1)
TDK Corp.	(1,800)	(142,445)	(2.4)
Tokyo Electric Power Co. Holdings, Inc.	(3,200)	(19,696)	(0.3)
Tokyu Corp.	(1,400)	(23,960)	(0.4)
Toray Industries, Inc.	(47,300)	(350,545)	(6.0)
Toshiba Corp.	(2,600)	(82,334)	(1.4)
TOTO Ltd.	(1,900)	(73,785)	(1.3)
Toyota Industries Corp.	(7,000)	(346,788)	(5.9)
Tsuruha Holdings, Inc.	(100)	(9,257)	(0.2)
Unicharm Corp.	(500)	(15,474)	(0.3)

		(6,731,947)

Macau
Galaxy Entertainment Group Ltd.	(18,000)	(125,328)	(2.1)
Wynn Macau Ltd.	(8,400)	(20,620)	(0.4)

		(145,948)

Netherlands
Gemalto NV	(6,383)	(370,121)	(6.3)
Heineken NV	(116)	(10,419)	(0.2)
Royal Dutch Shell plc	(7,014)	(217,775)	(3.7)

		(598,315)

Norway
Aker BP ASA	(906)	(30,188)	(0.5)
Orkla ASA	(5,814)	(46,991)	(0.8)
Yara International ASA	(496)	(20,510)	(0.3)

		(97,689)

South Korea
Amorepacific Corp.	(2,368)	(387,258)	(6.6)
Celltrion Healthcare Co. Ltd.	(203)	(13,622)	(0.2)
Celltrion, Inc.	(804)	(159,188)	(2.7)
Hyundai Engineering & Construction Co. Ltd.	(1,540)	(86,534)	(1.5)
Hyundai Heavy Industries Co. Ltd.	(10,776)	(1,348,545)	(23.0)
Hyundai Mobis Co. Ltd.	(2,715)	(549,970)	(9.4)
Hyundai Motor Co.	(4,755)	(554,345)	(9.4)
Kakao Corp.	(11,618)	(1,040,825)	(17.7)
LG Chem Ltd.	(1,478)	(490,317)	(8.3)
LG Display Co. Ltd.	(23,153)	(394,357)	(6.7)

	Shares	Value	% of Basket Value

South Korea (continued)
Lotte Chemical Corp.	(521)	$(140,917)	(2.4	) %
NAVER Corp.	(10,458)	(1,282,000)	(21.8)
Netmarble Corp.	(5,420)	(523,113)	(8.9)
Samsung Biologics Co. Ltd.	(404)	(145,805)	(2.5)
Samsung SDI Co. Ltd.	(2,870)	(579,335)	(9.9)
SK Innovation Co. Ltd.	(633)	(107,451)	(1.8)
S-Oil Corp.	(912)	(85,875)	(1.5)

		(7,889,457)

Spain
Bankia SA	(48,956)	(142,706)	(2.4)
Cellnex Telecom SA	(284)	(8,003)	(0.1)
Grifols SA	(5,707)	(148,875)	(2.5)
Merlin Properties Socimi SA	(1,609)	(21,586)	(0.4)

		(321,170)

Sweden
Autoliv, Inc.	(770)	(61,484)	(1.0)
Epiroc AB	(2,883)	(27,684)	(0.5)
Hexagon AB	(2,354)	(115,279)	(2.0)
ICA Gruppen AB	(5,907)	(207,759)	(3.5)
Kinnevik AB	(5,422)	(132,481)	(2.3)
Svenska Handelsbanken AB	(13,220)	(143,766)	(2.4)
Tele2 AB	(1,800)	(22,535)	(0.4)

		(710,988)

Switzerland
Cie Financiere Richemont SA (Registered)	(5,553)	(382,757)	(6.5)
Clariant AG (Registered)	(996)	(19,784)	(0.3)
Dufry AG (Registered)	(396)	(39,606)	(0.7)
EMS-Chemie Holding AG (Registered)	(359)	(179,308)	(3.1)
Glencore plc	(179,192)	(728,653)	(12.4)
LafargeHolcim Ltd. (Registered)	(1,811)	(85,167)	(1.4)
Lonza Group AG (Registered)	(79)	(20,872)	(0.4)
Sika AG (Registered)	(1,286)	(169,824)	(2.9)
Vifor Pharma AG	(152)	(19,346)	(0.3)

		(1,645,317)

Taiwan
Cathay Financial Holding Co. Ltd.	(132,000)	(189,826)	(3.2)
Chunghwa Telecom Co. Ltd.	(117,000)	(410,435)	(7.0)
Delta Electronics, Inc.	(14,000)	(69,955)	(1.2)
Hon Hai Precision Industry Co. Ltd.	(76,240)	(176,719)	(3.0)
Largan Precision Co. Ltd.	(4,000)	(508,594)	(8.7)
Taiwan Cement Corp.	(207,000)	(256,556)	(4.4)

		(1,612,085)

United Arab Emirates
NMC Health plc	(3,193)	(108,091)	(1.8)

United Kingdom
Admiral Group plc	(1,257)	(34,180)	(0.6)
ASOS plc	(2,025)	(87,812)	(1.5)
AstraZeneca plc	(1,714)	(124,166)	(2.1)
BP plc	(4,656)	(31,806)	(0.5)
British American Tobacco plc	(15,487)	(545,918)	(9.3)
CNH Industrial NV	(1,340)	(13,171)	(0.2)
Diageo plc	(2,317)	(88,432)	(1.5)
DS Smith plc	(52,905)	(234,628)	(4.0)
easyJet plc	(2,758)	(45,698)	(0.8)
GVC Holdings plc	(12,723)	(112,113)	(1.9)
Hargreaves Lansdown plc	(3,133)	(67,277)	(1.1)
Hiscox Ltd.	(19,586)	(364,469)	(6.2)
HSBC Holdings plc	(16,512)	(139,035)	(2.4)
Informa plc	(11,959)	(106,223)	(1.8)
Janus Henderson Group plc	(2,434)	(53,134)	(0.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
John Wood Group plc	(15,182)	$(107,753)	(1.8	) %
Johnson Matthey plc	(1,588)	(63,440)	(1.1)
Just Eat plc	(4,696)	(42,914)	(0.7)
Liberty Global plc	(2,051)	(50,044)	(0.9)
London Stock Exchange Group plc	(2,422)	(145,661)	(2.5)
Melrose Industries plc	(40,812)	(90,461)	(1.5)
Micro Focus International plc	(3,449)	(65,756)	(1.1)
Ocado Group plc	(1,912)	(24,876)	(0.4)
Reckitt Benckiser Group plc	(1,293)	(99,490)	(1.7)
RELX plc	(2,152)	(47,666)	(0.8)
Rentokil Initial plc	(9,091)	(40,147)	(0.7)
Rolls-Royce Holdings plc	(8,799)	(102,275)	(1.7)
Royal Bank of Scotland Group plc	(26,421)	(83,813)	(1.4)
RSA Insurance Group plc	(13,030)	(87,859)	(1.5)
Spirax-Sarco Engineering plc	(171)	(14,381)	(0.2)
Standard Chartered plc	(16,010)	(129,123)	(2.2)
Standard Life Aberdeen plc	(48,678)	(160,929)	(2.7)
TechnipFMC plc	(7,075)	(162,442)	(2.8)
Tesco plc	(21,804)	(63,830)	(1.1)
Unilever NV	(972)	(52,051)	(0.9)
Weir Group plc (The)	(9,465)	(187,309)	(3.2)
Whitbread plc	(4,607)	(295,195)	(5.0)

		(4,165,477)

United States
3M Co.	(347)	(69,504)	(1.2)
ABIOMED, Inc.	(63)	(22,117)	(0.4)
AECOM	(503)	(15,397)	(0.3)
Affiliated Managers Group, Inc.	(178)	(18,681)	(0.3)
Alcoa Corp.	(1,064)	(31,580)	(0.5)
Alexandria Real Estate Equities, Inc.	(406)	(53,474)	(0.9)
Alkermes plc	(3,242)	(106,565)	(1.8)
Allergan plc	(47)	(6,767)	(0.1)
Alliant Energy Corp.	(268)	(11,918)	(0.2)
Alnylam Pharmaceuticals, Inc.	(1,491)	(124,543)	(2.1)
American Homes 4 Rent	(7,222)	(159,678)	(2.7)
American International Group, Inc.	(1,733)	(74,918)	(1.3)
American Tower Corp.	(390)	(67,408)	(1.1)
Amphenol Corp.	(1,208)	(106,207)	(1.8)
Aon plc	(792)	(123,734)	(2.1)
Aptiv plc	(1,451)	(114,818)	(2.0)
Aqua America, Inc.	(879)	(30,809)	(0.5)
Aramark	(2,600)	(85,670)	(1.5)
Arista Networks, Inc.	(312)	(67,011)	(1.1)
Arrow Electronics, Inc.	(176)	(13,367)	(0.2)
Arthur J Gallagher & Co.	(2,217)	(165,632)	(2.8)
AT&T, Inc.	(2,445)	(73,497)	(1.3)
athenahealth, Inc.	(635)	(85,560)	(1.5)
Atmos Energy Corp.	(730)	(71,270)	(1.2)
Axalta Coating Systems Ltd.	(3,350)	(85,827)	(1.5)
Baker Hughes a GE Co.	(1,607)	(37,877)	(0.6)
Ball Corp.	(301)	(15,736)	(0.3)
Bank of New York Mellon Corp. (The)	(377)	(19,725)	(0.3)
Becton Dickinson and Co.	(706)	(176,119)	(3.0)
Berry Global Group, Inc.	(1,473)	(72,545)	(1.2)
BioMarin Pharmaceutical, Inc.	(2,248)	(220,686)	(3.8)
Bio-Techne Corp.	(127)	(22,156)	(0.4)
Black Knight, Inc.	(1,546)	(76,048)	(1.3)
Boston Scientific Corp.	(889)	(33,915)	(0.6)
Bright Horizons Family Solutions, Inc.	(28)	(3,242)	(0.1)
Brown & Brown, Inc.	(2,996)	(81,371)	(1.4)
BWX Technologies, Inc.	(2,309)	(107,184)	(1.8)
Caesars Entertainment Corp.	(39,591)	(361,862)	(6.2)
Campbell Soup Co.	(109)	(3,862)	(0.1)

	Shares	Value	% of Basket Value

United States (continued)
Carlisle Cos., Inc.	(416)	$(44,816)	(0.8	) %
CarMax, Inc.	(2,993)	(175,929)	(3.0)
Catalent, Inc.	(893)	(32,978)	(0.6)
Cerner Corp.	(292)	(16,034)	(0.3)
CF Industries Holdings, Inc.	(1,066)	(46,531)	(0.8)
Charles Schwab Corp. (The)	(2,359)	(110,330)	(1.9)
Charter Communications, Inc.	(90)	(29,795)	(0.5)
Cheniere Energy, Inc.	(524)	(34,401)	(0.6)
Cincinnati Financial Corp.	(995)	(80,714)	(1.4)
Cognex Corp.	(393)	(17,881)	(0.3)
Cognizant Technology Solutions Corp.	(727)	(50,657)	(0.9)
CommScope Holding Co., Inc.	(1,886)	(39,436)	(0.7)
Concho Resources, Inc.	(1,814)	(217,390)	(3.7)
Constellation Brands, Inc.	(416)	(72,243)	(1.2)
Cooper Cos., Inc. (The)	(311)	(86,694)	(1.5)
Coty, Inc.	(18,241)	(141,550)	(2.4)
CyrusOne, Inc.	(565)	(30,623)	(0.5)
Danaher Corp.	(787)	(87,294)	(1.5)
DaVita, Inc.	(349)	(19,589)	(0.3)
DENTSPLY SIRONA, Inc.	(23)	(965)	0.0
DexCom, Inc.	(1,515)	(213,660)	(3.6)
Diamondback Energy, Inc.	(1,374)	(141,687)	(2.4)
Digital Realty Trust, Inc.	(539)	(58,395)	(1.0)
Dollar Tree, Inc.	(519)	(50,255)	(0.9)
DowDuPont, Inc.	(1,581)	(85,074)	(1.4)
DR Horton, Inc.	(6,582)	(253,078)	(4.3)
Eaton Vance Corp.	(5,557)	(214,056)	(3.6)
Ecolab, Inc.	(772)	(122,107)	(2.1)
Edison International	(223)	(12,704)	(0.2)
Equifax, Inc.	(1,310)	(140,196)	(2.4)
Equinix, Inc.	(284)	(111,896)	(1.9)
Exact Sciences Corp.	(480)	(43,238)	(0.7)
Exelixis, Inc.	(5,078)	(119,688)	(2.0)
Fidelity National Information Services, Inc.	(928)	(97,004)	(1.7)
First Horizon National Corp.	(600)	(8,808)	(0.1)
First Republic Bank	(1,218)	(117,695)	(2.0)
First Solar, Inc.	(1,019)	(51,551)	(0.9)
FleetCor Technologies, Inc.	(197)	(39,757)	(0.7)
Fluor Corp.	(3,811)	(139,368)	(2.4)
FNF Group	(533)	(19,273)	(0.3)
General Electric Co.	(9,232)	(93,797)	(1.6)
General Mills, Inc.	(1,054)	(46,840)	(0.8)
GrubHub, Inc.	(538)	(43,255)	(0.7)
Guidewire Software, Inc.	(126)	(10,922)	(0.2)
Hanesbrands, Inc.	(4,018)	(60,230)	(1.0)
Harris Corp.	(211)	(32,321)	(0.6)
Hasbro, Inc.	(1,005)	(91,013)	(1.5)
Healthcare Trust of America, Inc.	(4,315)	(122,632)	(2.1)
Hexcel Corp.	(773)	(52,340)	(0.9)
Hormel Foods Corp.	(448)	(18,959)	(0.3)
Hudson Pacific Properties, Inc.	(2,187)	(71,012)	(1.2)
Huntington Bancshares, Inc.	(1,505)	(19,926)	(0.3)
Intercontinental Exchange, Inc.	(96)	(7,369)	(0.1)
International Flavors & Fragrances, Inc.	(621)	(88,045)	(1.5)
Intuitive Surgical, Inc.	(261)	(136,670)	(2.3)
Invesco Ltd.	(7,382)	(134,500)	(2.3)
Invitation Homes, Inc.	(2,010)	(45,205)	(0.8)
JB Hunt Transport Services, Inc.	(760)	(81,350)	(1.4)
Jefferies Financial Group, Inc.	(1,994)	(41,495)	(0.7)
JM Smucker Co. (The)	(524)	(54,957)	(0.9)
Johnson Controls International plc	(1,133)	(38,261)	(0.7)
JPMorgan Chase & Co.	(181)	(18,733)	(0.3)
Kansas City Southern	(792)	(83,754)	(1.4)

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
KeyCorp	(6,049)	$(99,627)	(1.7	) %
Knight-Swift Transportation Holdings, Inc.	(782)	(24,829)	(0.4)
Kraft Heinz Co. (The)	(1,060)	(50,944)	(0.9)
L Brands, Inc.	(987)	(27,478)	(0.5)
Laboratory Corp. of America Holdings	(497)	(69,257)	(1.2)
Las Vegas Sands Corp.	(328)	(19,142)	(0.3)
Lennar Corp.	(735)	(34,854)	(0.6)
Liberty Media Corp-Liberty Formula One	(5,617)	(176,205)	(3.0)
LKQ Corp.	(5,620)	(147,356)	(2.5)
Macerich Co. (The)	(364)	(16,802)	(0.3)
Markel Corp.	(89)	(93,762)	(1.6)
Marsh & McLennan Cos., Inc.	(1,089)	(96,039)	(1.6)
Martin Marietta Materials, Inc.	(172)	(30,389)	(0.5)
Marvell Technology Group Ltd.	(3,498)	(64,818)	(1.1)
McCormick & Co., Inc. (Non-Voting)	(527)	(65,158)	(1.1)
MGM Resorts International	(5,864)	(172,636)	(2.9)
Microchip Technology, Inc.	(799)	(64,216)	(1.1)
Middleby Corp. (The)	(1,528)	(179,723)	(3.1)
Mohawk Industries, Inc.	(476)	(61,304)	(1.0)
Mondelez International, Inc.	(639)	(29,560)	(0.5)
Moody’s Corp.	(182)	(28,849)	(0.5)
Mylan NV	(2,329)	(69,754)	(1.2)
Nasdaq, Inc.	(25)	(2,201)	0.0
National Instruments Corp.	(1,086)	(48,023)	(0.8)
Nektar Therapeutics	(1,653)	(69,988)	(1.2)
Netflix, Inc.	(126)	(42,777)	(0.7)
Neurocrine Biosciences, Inc.	(1,100)	(97,042)	(1.7)
New Residential Investment Corp.	(559)	(9,492)	(0.2)
NextEra Energy, Inc.	(251)	(44,924)	(0.8)
Nielsen Holdings plc	(2,326)	(59,732)	(1.0)
Noble Energy, Inc.	(225)	(5,026)	(0.1)
Nordson Corp.	(732)	(94,896)	(1.6)
Norwegian Cruise Line Holdings Ltd.	(1,286)	(66,139)	(1.1)
Old Republic International Corp.	(114)	(2,297)	0.0
Omega Healthcare Investors, Inc.	(685)	(27,530)	(0.5)
Owens Corning	(868)	(45,475)	(0.8)
PacWest Bancorp	(1,192)	(45,999)	(0.8)
Paycom Software, Inc.	(1,102)	(163,360)	(2.8)
Perrigo Co. plc	(1,380)	(64,101)	(1.1)
Pilgrim’s Pride Corp.	(2,618)	(53,041)	(0.9)
Pioneer Natural Resources Co.	(626)	(89,092)	(1.5)
Polaris Industries, Inc.	(359)	(30,113)	(0.5)
PPG Industries, Inc.	(1,173)	(123,681)	(2.1)
PTC, Inc.	(284)	(24,080)	(0.4)
QUALCOMM, Inc.	(1,550)	(76,756)	(1.3)
Regency Centers Corp.	(715)	(46,475)	(0.8)
Royal Caribbean Cruises Ltd.	(872)	(104,684)	(1.8)
Sage Therapeutics, Inc.	(644)	(91,828)	(1.6)
SBA Communications Corp.	(167)	(30,483)	(0.5)
Seattle Genetics, Inc.	(1,780)	(136,045)	(2.3)
Sempra Energy	(326)	(38,135)	(0.6)
Service Corp. International	(2,001)	(85,883)	(1.5)
ServiceMaster Global Holdings, Inc.	(2,080)	(81,099)	(1.4)
Signature Bank	(556)	(70,784)	(1.2)
Splunk, Inc.	(349)	(43,569)	(0.7)
Sprint Corp.	(3,792)	(23,662)	(0.4)
SS&C Technologies Holdings, Inc.	(3,494)	(179,906)	(3.1)
Stanley Black & Decker, Inc.	(121)	(15,299)	(0.3)
Starwood Property Trust, Inc.	(2,427)	(53,588)	(0.9)
State Street Corp.	(849)	(60,194)	(1.0)
Tableau Software, Inc.	(972)	(124,260)	(2.1)
TE Connectivity Ltd.	(454)	(36,751)	(0.6)
Tesla, Inc.	(101)	(31,009)	(0.5)

	Shares	Value	% of Basket Value

United States (continued)
T-Mobile US, Inc.	(2,296)	$(159,848)	(2.7	) %
TransDigm Group, Inc.	(194)	(75,854)	(1.3)
Transocean Ltd.	(14,666)	(125,688)	(2.1)
TransUnion	(359)	(21,834)	(0.4)
Travelers Cos., Inc. (The)	(384)	(48,207)	(0.8)
Trimble, Inc.	(1,411)	(53,138)	(0.9)
Tyler Technologies, Inc.	(921)	(174,244)	(3.0)
USG Corp.	(76)	(3,279)	(0.1)
Vail Resorts, Inc.	(475)	(89,424)	(1.5)
Ventas, Inc.	(1,728)	(111,439)	(1.9)
VEREIT, Inc.	(2,948)	(23,820)	(0.4)
Verisk Analytics, Inc.	(317)	(37,219)	(0.6)
Vistra Energy Corp.	(1,012)	(25,411)	(0.4)
Vornado Realty Trust	(674)	(47,119)	(0.8)
Vulcan Materials Co.	(194)	(19,720)	(0.3)
Watsco, Inc.	(262)	(38,640)	(0.7)
Welltower, Inc.	(307)	(23,789)	(0.3)
Western Alliance Bancorp	(168)	(7,439)	(0.1)
Willis Towers Watson plc	(555)	(90,348)	(1.4)
Workday, Inc.	(725)	(131,609)	(2.1)
WP Carey, Inc.	(372)	(27,859)	(0.4)
WPX Energy, Inc.	(975)	(11,954)	(0.1)
WR Berkley Corp.	(644)	(49,517)	(0.7)
Wynn Resorts Ltd.	(296)	(36,411)	(0.5)
XPO Logistics, Inc.	(781)	(47,469)	(0.7)
Zayo Group Holdings, Inc.	(2,770)	(76,038)	(1.2)
Zoetis, Inc.	(1,882)	(162,154)	(2.7)

		(13,668,798)

Total Reference Entity — Short		(50,725,789)

Net Value of Reference Entity — Citibank NA		$5,875,691

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of January 31, 2019, expiration dates 02/13/20 — 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
BHP Group plc	15,565	$347,765	6.9%
Rio Tinto plc	1,259	69,651	1.4

		417,416

Austria
OMV AG	2,352	116,948	2.3

Belgium
Colruyt SA	539	38,709	0.8
Groupe Bruxelles Lambert SA	1,296	122,112	2.4
Proximus SADP	648	17,396	0.3
Telenet Group Holding NV	410	18,979	0.4
UCB SA	2,141	185,524	3.7

		382,720

China
Agricultural Bank of China Ltd.	64,000	30,301	0.6
Anhui Conch Cement Co. Ltd.	28,000	152,693	3.0
ANTA Sports Products Ltd.	26,000	134,497	2.6
Bank of China Ltd.	217,000	100,892	2.0
China Merchants Bank Co. Ltd.	17,000	74,949	1.5
China Mobile Ltd.	17,500	184,054	3.6

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

China (continued)
China Petroleum & Chemical Corp.	40,000	$33,448	0.7%
China Resources Land Ltd.	26,000	101,446	2.0
China Shenhua Energy Co. Ltd.	59,000	150,159	3.0
China Taiping Insurance Holdings Co. Ltd.	7,800	21,532	0.4
CNOOC Ltd.	69,000	115,328	2.3
CSPC Pharmaceutical Group Ltd.	72,000	124,214	2.4
Hengan International Group Co. Ltd.	500	3,911	0.1
Industrial & Commercial Bank of China Ltd.	80,000	62,149	1.2
Lenovo Group Ltd.	120,000	87,606	1.7
Sinopharm Group Co. Ltd.	12,000	53,629	1.1
Tencent Holdings Ltd.	500	22,257	0.4
Yum China Holdings, Inc.	4,845	176,600	3.5

		1,629,665

Denmark
Carlsberg A/S	829	94,907	1.9
Coloplast A/S	718	65,589	1.3
DSV A/S	1,458	116,361	2.3
H Lundbeck A/S	351	15,412	0.3
Novo Nordisk A/S	7,620	357,120	7.0
Novozymes A/S	2,186	91,412	1.8
Pandora A/S	2,262	98,233	1.9
William Demant Holding A/S	584	18,449	0.4

		857,483

Finland
Neste OYJ	1,358	124,420	2.5
Stora Enso OYJ	2,168	29,165	0.6
UPM-Kymmene OYJ	625	18,151	0.4

		171,736

France
Arkema SA	456	43,205	0.9
Atos SE	1,095	99,842	2.0
AXA SA	2,109	48,908	1.0
BNP Paribas SA	461	21,725	0.4
Cie de Saint-Gobain	2,310	79,714	1.6
Cie Plastic Omnium SA	6,073	167,007	3.3
Credit Agricole SA	16,088	183,748	3.6
Dassault Systemes SE	774	97,007	1.9
Eiffage SA	1,626	152,334	3.0
Faurecia SA	2,069	90,518	1.8
Fonciere Des Regions	850	86,882	1.7
Kering SA	138	69,210	1.4
Legrand SA	1,271	75,302	1.5
Orange SA	2,305	35,751	0.7
Peugeot SA	6,355	159,863	3.1
Publicis Groupe SA	1,699	103,741	2.0
Sanofi	1,812	157,495	3.1
Schneider Electric SE	292	20,768	0.4
SCOR SE	1,126	47,382	0.9
Societe Generale SA	703	21,919	0.4
TOTAL SA	100	5,482	0.1
Ubisoft Entertainment SA	2,971	263,666	5.2
Veolia Environnement SA	560	11,830	0.2

		2,043,299

Germany
adidas AG	299	71,144	1.4
Allianz SE (Registered)	1,340	284,311	5.6
BASF SE	3,454	253,032	5.0
Beiersdorf AG	384	38,439	0.8
Continental AG	535	84,550	1.7
Covestro AG	2,166	119,692	2.4
Deutsche Lufthansa AG (Registered)	13,260	334,763	6.6

	Shares	Value	% of Basket Value

Germany (continued)
Deutsche Telekom AG (Registered)	9,265	$150,657	3.0%
Evonik Industries AG	3,590	98,181	1.9
Hannover Rueck SE	957	138,127	2.7
Henkel AG & Co. KGaA (Preference)	270	26,280	0.5
HUGO BOSS AG	684	49,043	1.0
Porsche Automobil Holding SE (Preference)	1,249	81,219	1.6
ProSiebenSat.1 Media SE	3,439	61,388	1.2
Puma SE	47	26,172	0.5
TUI AG	712	10,781	0.2
Volkswagen AG	1,269	221,381	4.4

		2,049,160

Hong Kong
CK Asset Holdings Ltd.	41,000	345,171	6.8
CK Hutchison Holdings Ltd.	22,000	222,183	4.4
CLP Holdings Ltd.	98,000	1,141,412	22.5
Hang Seng Bank Ltd.	700	16,105	0.3
Hong Kong & China Gas Co. Ltd.	79,000	171,671	3.4
Hong Kong Exchanges & Clearing Ltd.	900	28,160	0.6
Power Assets Holdings Ltd.	21,000	141,467	2.8
Sino Biopharmaceutical Ltd.	217,000	183,569	3.6
Sun Hung Kai Properties Ltd.	5,500	92,249	1.8
Techtronic Industries Co. Ltd.	38,000	221,827	4.4

		2,563,814

Ireland
AerCap Holdings NV	1,448	68,432	1.3

Italy
A2A SpA	50,540	92,217	1.8
Assicurazioni Generali SpA	4,378	76,647	1.5
Enel SpA	38,867	234,909	4.6
Eni SpA	2,559	43,390	0.9
Poste Italiane SpA	2,133	18,369	0.4
Recordati SpA	622	22,539	0.4
Telecom Italia SpA	32,035	17,824	0.4

		505,895

Japan
Ajinomoto Co., Inc.	7,100	122,934	2.4
Astellas Pharma, Inc.	24,700	366,504	7.2
Bridgestone Corp.	400	15,397	0.3
Central Japan Railway Co.	500	108,061	2.1
Chiba Bank Ltd. (The)	15,600	94,959	1.9
Concordia Financial Group Ltd.	4,600	18,973	0.4
CyberAgent, Inc.	7,500	242,921	4.8
Daiwa House Industry Co. Ltd.	1,700	55,116	1.1
Denso Corp.	3,900	179,387	3.5
Fuji Electric Co. Ltd.	19,200	593,375	11.7
FUJIFILM Holdings Corp.	4,400	189,051	3.7
Fujitsu Ltd.	2,900	194,635	3.8
Hitachi High-Technologies Corp.	2,000	72,280	1.4
Hitachi Ltd.	12,600	396,377	7.8
Hoshizaki Corp.	300	21,304	0.4
Hoya Corp.	1,500	87,056	1.7
Inpex Corp.	5,100	49,023	1.0
Isuzu Motors Ltd.	3,500	52,064	1.0
Japan Airlines Co. Ltd.	2,400	87,380	1.7
Japan Tobacco, Inc.	2,200	55,695	1.1
JFE Holdings, Inc.	6,200	109,290	2.2
JXTG Holdings, Inc.	3,900	21,302	0.4
Kajima Corp.	33,900	482,216	9.5
Kao Corp.	5,600	395,911	7.8
KDDI Corp.	3,500	87,446	1.7
Kikkoman Corp.	7,300	388,359	7.7

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kirin Holdings Co. Ltd.	100	$2,387	0.0%
Konami Holdings Corp.	200	9,185	0.2
Marubeni Corp.	14,400	112,242	2.2
Mazda Motor Corp.	13,900	153,835	3.0
MEIJI Holdings Co. Ltd.	1,000	77,325	1.5
Mitsubishi Chemical Holdings Corp.	10,200	87,654	1.7
Mitsubishi Electric Corp.	7,900	99,408	2.0
Mitsubishi Heavy Industries Ltd.	700	27,066	0.5
MS&AD Insurance Group Holdings, Inc.	2,200	65,128	1.3
Nikon Corp.	24,000	410,362	8.1
Nippon Building Fund, Inc.	14	90,587	1.8
Nippon Telegraph & Telephone Corp.	14,400	619,030	12.2
NSK Ltd.	2,000	19,508	0.4
NTT DOCOMO, Inc.	14,900	357,999	7.1
Olympus Corp.	2,400	98,451	1.9
Omron Corp.	3,800	156,059	3.1
Panasonic Corp.	5,100	49,940	1.0
Pigeon Corp.	500	19,604	0.4
Pola Orbis Holdings, Inc.	3,300	98,702	1.9
Recruit Holdings Co. Ltd.	3,600	96,626	1.9
Sekisui Chemical Co. Ltd.	5,500	85,368	1.7
Shimadzu Corp.	10,900	250,673	4.9
Shionogi & Co. Ltd.	4,000	246,711	4.9
Shiseido Co. Ltd.	1,300	77,333	1.5
Sompo Holdings, Inc.	6,000	226,225	4.5
Sony Financial Holdings, Inc.	8,100	154,133	3.0
Subaru Corp.	4,000	93,928	1.9
Sumitomo Chemical Co. Ltd.	19,700	102,767	2.0
Sumitomo Mitsui Financial Group, Inc.	2,800	104,166	2.1
T&D Holdings, Inc.	3,800	47,174	0.9
Taisei Corp.	1,900	89,457	1.8
Tokio Marine Holdings, Inc.	4,100	200,759	4.0
Tokyo Electron Ltd.	1,100	160,623	3.2
Trend Micro, Inc.	700	37,245	0.7
West Japan Railway Co.	300	21,911	0.4
Yamaha Corp.	1,700	74,398	1.5
Yokogawa Electric Corp.	5,300	98,703	1.9
ZOZO, Inc.	2,700	54,634	1.1

		9,264,322

Luxembourg
ArcelorMittal	148	3,418	0.1

Macau
Sands China Ltd.	15,600	74,838	1.5

Netherlands
ASR Nederland NV	2,988	126,028	2.5
EXOR NV	825	52,744	1.0
ING Groep NV	6,463	76,689	1.5
Koninklijke DSM NV	1,291	120,729	2.4
Koninklijke Philips NV	2,968	117,014	2.3
NXP Semiconductors NV	717	62,401	1.2
Randstad NV	683	32,924	0.6
Wolters Kluwer NV	1,278	79,480	1.6

		668,009

Norway
Equinor ASA	4,072	93,111	1.8
Telenor ASA	15,449	292,479	5.8

		385,590

Portugal
Galp Energia SGPS SA	1,615	25,234	0.5

	Shares	Value	% of Basket Value

Puerto Rico
Popular, Inc.	604	$32,984	0.6%

Singapore
Ascendas REIT	1,008,600	2,056,881	40.5
Genting Singapore Ltd.	927,300	759,938	15.0
Mapletree Industrial Trust	3,900	5,804	0.1

		2,822,623

South Africa
Mondi plc	3,380	81,739	1.6

South Korea
Hana Financial Group, Inc.	604	21,718	0.4
Hyundai Development Co-Engineering & Construction	74	1,246	0.0
KB Financial Group, Inc.	4,001	171,912	3.4
Kia Motors Corp.	1,484	48,524	1.0
KT&G Corp.	1,417	126,172	2.5
LG Household & Health Care Ltd.	95	108,089	2.1
LG Uplus Corp.	14,107	191,743	3.8
NCSoft Corp.	250	105,271	2.1
POSCO	631	155,764	3.1
Samsung C&T Corp.	1,435	155,255	3.1
Samsung Electro-Mechanics Co. Ltd.	1,321	129,280	2.5
Samsung Electronics Co. Ltd.	11,713	488,363	9.6
Samsung SDS Co. Ltd.	148	29,870	0.6
Shinhan Financial Group Co. Ltd.	3,863	149,414	2.9
SK Holdings Co. Ltd.	1,113	264,381	5.2
SK Hynix, Inc.	298	19,927	0.4
SK Telecom Co. Ltd.	898	207,895	4.1
Woori Bank	13,990	188,399	3.7

		2,563,223

Spain
ACS Actividades de Construccion y Servicios SA	9,848	206,478	4.1
Banco Bilbao Vizcaya Argentaria SA	9,975	59,203	1.2
Bankinter SA	26,231	204,818	4.0
CaixaBank SA	35,432	134,004	2.6
Endesa SA	1,964	49,123	1.0
Mapfre SA	1,627	4,527	0.1
Red Electrica Corp. SA	1,706	39,316	0.8
Repsol SA	3,598	63,156	1.2
Telefonica SA	8,258	71,032	1.4

		831,657

Sweden
Atlas Copco AB	16,652	434,440	8.6
Hennes & Mauritz AB	3,459	53,821	1.1
Investor AB	1,393	61,266	1.2
Sandvik AB	8,248	131,802	2.6
SKF AB	359	6,047	0.1
Svenska Cellulosa AB SCA	13,147	115,641	2.3
Swedish Match AB	5,011	224,503	4.4

		1,027,520

Switzerland
Adecco Group AG (Registered)	2,543	127,432	2.5
Baloise Holding AG (Registered)	638	98,812	1.9
Kuehne + Nagel International AG (Registered)	477	64,505	1.3
Logitech International SA (Registered)	3,214	117,255	2.3
Novartis AG (Registered)	278	24,270	0.5
Roche Holding AG	154	40,970	0.8
SGS SA (Registered)	41	98,976	1.9
Sonova Holding AG (Registered)	206	38,661	0.8
STMicroelectronics NV	2,293	36,583	0.7

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Swiss Life Holding AG (Registered)	265	$109,326	2.2%
Swisscom AG (Registered)	146	69,978	1.4
Temenos Group AG (Registered)	151	20,383	0.4
Zurich Insurance Group AG	402	126,169	2.5

		973,320

United Kingdom
3i Group plc	2,733	30,502	0.6
Associated British Foods plc	2,002	62,830	1.2
Auto Trader Group plc	10,881	65,301	1.3
Aviva plc	33,488	182,128	3.6
Barratt Developments plc	6,801	48,104	0.9
Berkeley Group Holdings plc	461	22,698	0.4
British Land Co. plc (The)	29,231	220,200	4.3
Burberry Group plc	4,838	114,365	2.3
Direct Line Insurance Group plc	4,959	21,919	0.4
Fiat Chrysler Automobiles NV	1,454	24,881	0.5
GlaxoSmithKline plc	7,522	146,112	2.9
Imperial Brands plc	1,318	43,750	0.9
InterContinental Hotels Group plc	769	43,700	0.9
ITV plc	1,790	3,038	0.1
J Sainsbury plc	48,269	180,741	3.6
Kingfisher plc	9,288	27,134	0.5
Land Securities Group plc	15,871	180,491	3.6
Legal & General Group plc	70,081	238,759	4.7
Lloyds Banking Group plc	131,705	100,407	2.0
Marks & Spencer Group plc	7,058	26,704	0.5
Next plc	327	20,797	0.4
Pearson plc	8,225	97,786	1.9
Persimmon plc	1,237	38,589	0.8
Prudential plc	1,519	29,706	0.6
Royal Mail plc	22,999	81,035	1.6
Sage Group plc (The)	4,343	35,697	0.7
Schroders plc	1,504	51,593	1.0
SSE plc	2,147	33,006	0.7
Taylor Wimpey plc	10,577	22,934	0.5
Wm Morrison Supermarkets plc	31,080	95,576	1.9

		2,290,483

United States
AbbVie, Inc.	767	61,582	1.2
Accenture plc	181	27,793	0.5
Activision Blizzard, Inc.	1,584	74,828	1.5
Acuity Brands, Inc.	328	39,658	0.8
Adobe Systems, Inc.	78	19,330	0.4
Advance Auto Parts, Inc.	378	60,178	1.2
AES Corp.	11,355	186,108	3.7
Aflac, Inc.	926	44,170	0.9
Agilent Technologies, Inc.	1,999	152,024	3.0
Air Products & Chemicals, Inc.	1,139	187,240	3.7
Allison Transmission Holdings, Inc.	1,012	49,254	1.0
Allstate Corp. (The)	2,432	213,700	4.2
Alphabet, Inc.	149	167,501	3.3
Altria Group, Inc.	2,223	109,705	2.2
Ameren Corp.	916	63,515	1.3
American Electric Power Co., Inc.	277	21,916	0.4
American Financial Group, Inc.	336	32,051	0.6
Ameriprise Financial, Inc.	899	113,813	2.2
Amgen, Inc.	1,770	331,185	6.5
Anadarko Petroleum Corp.	2,461	116,479	2.3
Annaly Capital Management, Inc.	7,689	80,273	1.6
ANSYS, Inc.	352	57,851	1.1
Anthem, Inc.	90	27,270	0.5
Apartment Investment & Management Co.	1,039	51,451	1.0

	Shares	Value	% of Basket Value

United States (continued)
Applied Materials, Inc.	2,663	$104,070	2.1%
Archer-Daniels-Midland Co.	2,144	96,266	1.9
Aspen Technology, Inc.	2,703	261,191	5.1
Athene Holding Ltd.	5,973	256,242	5.0
AutoZone, Inc.	128	108,460	2.1
AvalonBay Communities, Inc.	336	64,821	1.3
Avery Dennison Corp.	1,472	153,750	3.0
Baxter International, Inc.	1,885	136,644	2.7
Best Buy Co., Inc.	707	41,883	0.8
Biogen, Inc.	129	43,058	0.8
Boeing Co. (The)	224	86,379	1.7
Booz Allen Hamilton Holding Corp.	3,628	178,244	3.5
Boston Properties, Inc.	200	26,374	0.5
Bristol-Myers Squibb Co.	2,883	142,334	2.8
Brixmor Property Group, Inc.	1,153	19,751	0.4
Broadridge Financial Solutions, Inc.	729	73,505	1.4
Brookfield Property REIT, Inc.	3,906	71,089	1.4
Burlington Stores, Inc.	990	169,993	3.3
Cabot Oil & Gas Corp.	1,621	40,444	0.8
Cadence Design Systems, Inc.	3,690	177,231	3.5
Capital One Financial Corp.	3,553	286,336	5.6
Carnival Corp.	152	8,752	0.2
Carnival plc	4,354	246,345	4.9
CBRE Group, Inc.	5,908	270,291	5.3
CBS Corp. (Non-Voting)	2,832	140,071	2.8
CDW Corp.	488	40,636	0.8
Celanese Corp.	1,883	180,316	3.6
Celgene Corp.	4,202	371,709	7.3
CenterPoint Energy, Inc.	1,473	45,545	0.9
CH Robinson Worldwide, Inc.	289	25,077	0.5
Chemours Co. (The)	256	9,152	0.2
Chevron Corp.	158	18,115	0.4
Cigna Corp.	915	182,826	3.6
Cimarex Energy Co.	927	69,840	1.4
Cintas Corp.	410	76,879	1.5
Cisco Systems, Inc.	1,116	52,776	1.0
CIT Group, Inc.	3,844	177,554	3.5
Citizens Financial Group, Inc.	541	18,351	0.4
Citrix Systems, Inc.	477	48,912	1.0
CMS Energy Corp.	2,154	112,310	2.2
Colgate-Palmolive Co.	2,630	170,108	3.4
Comcast Corp.	3,056	111,758	2.2
Comerica, Inc.	871	68,583	1.4
Commerce Bancshares, Inc.	1,056	63,149	1.2
ConocoPhillips	3,876	262,366	5.2
Costco Wholesale Corp.	249	53,443	1.1
Crane Co.	345	28,552	0.6
Cullen/Frost Bankers, Inc.	586	57,006	1.1
Cummins, Inc.	1,337	196,686	3.9
Darden Restaurants, Inc.	572	60,020	1.2
Devon Energy Corp.	3,595	95,807	1.9
Discover Financial Services	2,615	176,486	3.5
Dollar General Corp.	191	22,047	0.4
Domino’s Pizza, Inc.	491	139,311	2.7
Donaldson Co., Inc.	978	46,240	0.9
Dover Corp.	227	19,937	0.4
DTE Energy Co.	23	2,708	0.1
Duke Realty Corp.	2,290	66,960	1.3
Dun & Bradstreet Corp. (The)	906	131,134	2.6
DXC Technology Co.	1,275	81,753	1.6
E*TRADE Financial Corp.	1,090	50,859	1.0
East West Bancorp, Inc.	81	4,076	0.1
Eastman Chemical Co.	310	24,992	0.5

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Eaton Corp. plc	577	$43,996	0.9%
Edwards Lifesciences Corp.	670	114,181	2.2
Eli Lilly & Co.	3,130	375,162	7.4
Emerson Electric Co.	3,663	239,817	4.7
Encompass Health Corp.	391	26,134	0.5
Entergy Corp.	4,721	421,066	8.3
Equity LifeStyle Properties, Inc.	331	35,046	0.7
Equity Residential	2,059	149,401	2.9
Essex Property Trust, Inc.	94	25,493	0.5
Evergy, Inc.	1	57	0.0
Exelon Corp.	4,479	213,917	4.2
Extra Space Storage, Inc.	94	9,269	0.2
Exxon Mobil Corp.	4,180	306,310	6.0
F5 Networks, Inc.	200	32,190	0.6
Federal Realty Investment Trust	351	46,532	0.9
Ferguson plc	1,846	123,614	2.4
Fifth Third Bancorp	49	1,314	0.0
FirstEnergy Corp.	422	16,542	0.3
FLIR Systems, Inc.	512	25,027	0.5
Foot Locker, Inc.	1,448	80,929	1.6
Fortinet, Inc.	2,558	195,866	3.9
Freeport-McMoRan, Inc.	3,915	45,571	0.9
Gap, Inc. (The)	1,635	41,594	0.8
Garmin Ltd.	356	24,628	0.5
Gentex Corp.	484	10,251	0.2
Gilead Sciences, Inc.	2,277	159,413	3.1
Graco, Inc.	533	23,095	0.5
H&R Block, Inc.	3,779	89,147	1.8
Halliburton Co.	1,374	43,089	0.8
Hanover Insurance Group, Inc. (The)	252	28,738	0.6
Harley-Davidson, Inc.	715	26,355	0.5
Hartford Financial Services Group, Inc. (The)	1,075	50,439	1.0
HCP, Inc.	619	19,523	0.4
HD Supply Holdings, Inc.	930	39,004	0.8
Helmerich & Payne, Inc.	1,322	74,019	1.5
Henry Schein, Inc.	506	39,316	0.8
Herbalife Nutrition Ltd.	1,339	79,938	1.6
Hershey Co. (The)	1,231	130,609	2.6
Hewlett Packard Enterprise Co.	4,482	69,874	1.4
Hill-Rom Holdings, Inc.	427	42,709	0.8
HollyFrontier Corp.	2,089	117,694	2.3
Home Depot, Inc. (The)	585	107,365	2.1
Honeywell International, Inc.	230	33,035	0.7
Host Hotels & Resorts, Inc.	5,546	100,161	2.0
HP, Inc.	8,762	193,027	3.8
Huntsman Corp.	17,178	377,401	7.4
IAC/InterActiveCorp	111	23,452	0.5
IDEX Corp.	1,231	169,706	3.3
IDEXX Laboratories, Inc.	532	113,199	2.2
Illinois Tool Works, Inc.	40	5,492	0.1
Ingersoll-Rand plc	707	70,728	1.4
Ingredion, Inc.	659	65,241	1.3
Intel Corp.	1,752	82,554	1.6
International Business Machines Corp.	409	54,978	1.1
International Paper Co.	2,188	103,777	2.0
Interpublic Group of Cos., Inc. (The)	913	20,771	0.4
Intuit, Inc.	501	108,126	2.1
Johnson & Johnson	1,840	244,867	4.8
Juniper Networks, Inc.	842	21,841	0.4
KAR Auction Services, Inc.	251	13,055	0.3
Kellogg Co.	379	22,365	0.4
Kohl’s Corp.	1,109	76,177	1.5
Kroger Co. (The)	858	24,307	0.5

	Shares	Value	% of Basket Value

United States (continued)
Lam Research Corp.	330	$55,961	1.1%
Lamar Advertising Co.	171	12,731	0.3
Lear Corp.	2,152	331,257	6.5
Lennox International, Inc.	301	69,013	1.4
Liberty Media Corp-Liberty SiriusXM	847	33,846	0.7
Liberty Property Trust	3,074	144,908	2.9
Lincoln Electric Holdings, Inc.	1,925	166,397	3.3
Lincoln National Corp.	784	45,856	0.9
Lululemon Athletica, Inc.	474	70,062	1.4
LyondellBasell Industries NV	3,274	284,740	5.6
M&T Bank Corp.	160	26,326	0.5
Macy’s, Inc.	1,088	28,614	0.6
ManpowerGroup, Inc.	931	73,577	1.4
Marriott International, Inc.	283	32,412	0.6
Masco Corp.	3,073	99,596	2.0
Maxim Integrated Products, Inc.	749	40,648	0.8
McDonald’s Corp.	132	23,599	0.5
McKesson Corp.	320	41,040	0.8
MDU Resources Group, Inc.	2,195	56,433	1.1
Merck & Co., Inc.	2,242	166,872	3.3
MetLife, Inc.	5,320	242,964	4.8
Mettler-Toledo International, Inc.	451	287,810	5.7
Microsoft Corp.	1,388	144,949	2.9
Molina Healthcare, Inc.	433	57,580	1.1
Motorola Solutions, Inc.	373	43,607	0.9
Murphy Oil Corp.	581	15,890	0.3
National Retail Properties, Inc.	1,918	101,098	2.0
NetApp, Inc.	891	56,819	1.1
News Corp.	3,250	41,698	0.8
NIKE, Inc.	560	45,853	0.9
Occidental Petroleum Corp.	1,074	71,722	1.4
OGE Energy Corp.	1,244	50,942	1.0
Old Dominion Freight Line, Inc.	307	41,731	0.8
Omnicom Group, Inc.	524	40,809	0.8
ON Semiconductor Corp.	2,072	41,523	0.8
O’Reilly Automotive, Inc.	39	13,442	0.3
Oshkosh Corp.	275	20,639	0.4
PACCAR, Inc.	777	50,909	1.0
Park Hotels & Resorts, Inc.	564	16,959	0.3
Parker-Hannifin Corp.	17	2,802	0.1
Paychex, Inc.	575	40,710	0.8
Pentair plc	3,015	124,188	2.4
People’s United Financial, Inc.	2,962	48,518	1.0
PepsiCo, Inc.	556	62,645	1.2
Pfizer, Inc.	2,919	123,912	2.4
Phillips 66	2,415	230,415	4.5
Pinnacle West Capital Corp.	688	60,627	1.2
Principal Financial Group, Inc.	779	39,005	0.8
Progressive Corp. (The)	539	36,269	0.7
Prudential Financial, Inc.	56	5,160	0.1
Public Storage	740	157,265	3.1
PulteGroup, Inc.	4,003	111,323	2.2
PVH Corp.	685	74,740	1.5
Qorvo, Inc.	973	63,595	1.3
Ralph Lauren Corp.	587	68,174	1.3
Regions Financial Corp.	203	3,080	0.1
Reliance Steel & Aluminum Co.	1,103	90,314	1.8
Robert Half International, Inc.	1,397	90,009	1.8
Rockwell Automation, Inc.	505	85,608	1.7
Ross Stores, Inc.	2,069	190,596	3.8
Seagate Technology plc	1,270	56,236	1.1
ServiceNow, Inc.	19	4,180	0.1
Simon Property Group, Inc.	185	33,692	0.7

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Sirius XM Holdings, Inc.	25,875	$150,851	3.0%
SL Green Realty Corp.	894	82,632	1.6
Snap-on, Inc.	123	20,417	0.4
Sonoco Products Co.	2,536	146,023	2.9
Southwest Airlines Co.	1,905	108,128	2.1
Spirit AeroSystems Holdings, Inc.	283	23,602	0.5
Starbucks Corp.	608	41,429	0.8
Steel Dynamics, Inc.	29	1,061	0.0
STORE Capital Corp.	1,285	41,531	0.8
SunTrust Banks, Inc.	344	20,440	0.4
Synchrony Financial	4,163	125,057	2.5
Synopsys, Inc.	3,729	348,102	6.9
Synovus Financial Corp.	1,245	44,098	0.9
Sysco Corp.	960	61,296	1.2
Tapestry, Inc.	508	19,665	0.4
Target Corp.	551	40,223	0.8
Teledyne Technologies, Inc.	451	101,123	2.0
Teradyne, Inc.	3,694	132,947	2.6
Texas Instruments, Inc.	1,569	157,967	3.1
Tiffany & Co.	330	29,281	0.6
Torchmark Corp.	2,340	195,998	3.9
Toro Co. (The)	5,412	322,014	6.3
Tractor Supply Co.	1,344	114,778	2.3
TripAdvisor, Inc.	285	16,353	0.3
Tyson Foods, Inc.	757	46,873	0.9
Ubiquiti Networks, Inc.	881	95,333	1.9
UDR, Inc.	1,291	56,481	1.1
UGI Corp.	2,090	119,193	2.3
United Rentals, Inc.	956	119,749	2.4
United Therapeutics Corp.	1,887	217,628	4.3
UnitedHealth Group, Inc.	128	34,586	0.7
Valero Energy Corp.	323	28,366	0.6
VeriSign, Inc.	760	128,645	2.5
Vertex Pharmaceuticals, Inc.	168	32,073	0.6
VF Corp.	429	36,109	0.7
Viacom, Inc.	3,200	94,144	1.9
Visa, Inc.	5,175	698,677	13.8
VMware, Inc.	488	73,722	1.5
Voya Financial, Inc.	5,576	258,894	5.1
Walgreens Boots Alliance, Inc.	1,338	96,684	1.9
Walmart, Inc.	392	37,565	0.7
Walt Disney Co. (The)	1,103	123,007	2.4
Waste Management, Inc.	807	77,206	1.5
Waters Corp.	68	15,723	0.3
WEC Energy Group, Inc.	1,403	102,461	2.0
WellCare Health Plans, Inc.	103	28,477	0.6
Western Digital Corp.	2,227	100,193	2.0
Western Union Co. (The)	2,395	43,709	0.9
Westlake Chemical Corp.	264	19,510	0.4
Williams-Sonoma, Inc.	383	20,847	0.4
Xcel Energy, Inc.	1,654	86,603	1.7
Xilinx, Inc.	884	98,955	1.9
YUM! BRANDS, Inc.	1,964	184,577	3.6
Zebra Technologies Corp.	3636	63,538	1.3
Zions Bancorp	2,575	122,544	2.4

		25,125,855

Total Reference Entity — Long		56,977,383

Reference Entity — Short

Belgium
Anheuser-Busch InBev SA/NV	(1,201)	(91,760)	(1.8)
Galapagos NV	(353)	(36,322)	(0.7)

	Shares	Value	% of Basket Value

Belgium (continued)
KBC Group NV	(1,675)	$(113,716)	(2.2	) %
Umicore SA	(3,251)	(137,443)	(2.7)

		(379,241)

Chile
Antofagasta plc	(3,445)	(39,383)	(0.8)

China
China Evergrande Group	(30,000)	(94,625)	(1.9)

Denmark
AP Moller — Maersk A/S	(61)	(81,581)	(1.6)
Orsted A/S	(1,037)	(74,936)	(1.5)

		(156,517)

Finland
Fortum OYJ	(1,626)	(36,956)	(0.7)
Kone OYJ	(3,928)	(190,992)	(3.8)
Nokia Corp.	(34,133)	(215,641)	(4.2)
Nordea Bank Abp	(23,587)	(214,672)	(4.2)
Wartsila OYJ Abp	(4,710)	(76,908)	(1.5)

		(735,169)

France
Accor SA	(1,673)	(72,761)	(1.4)
Aeroports de Paris	(654)	(125,111)	(2.5)
Air Liquide SA	(1,047)	(127,105)	(2.5)
Airbus SE	(202)	(23,283)	(0.5)
Amundi SA	(801)	(46,087)	(0.9)
Danone SA	(1,882)	(136,957)	(2.7)
Edenred	(144)	(5,832)	(0.1)
Electricite de France SA	(4,087)	(67,650)	(1.3)
EssilorLuxottica SA	(876)	(110,971)	(2.2)
Eutelsat Communications SA	(3,911)	(82,939)	(1.6)
Getlink	(4,973)	(72,729)	(1.4)
Hermes International	(187)	(112,067)	(2.2)
Iliad SA	(1,804)	(206,545)	(4.1)
Natixis SA	(94,193)	(482,842)	(9.5)
Orpea	(426)	(42,231)	(0.8)
Pernod Ricard SA	(439)	(72,836)	(1.4)
Remy Cointreau SA	(259)	(30,077)	(0.6)
Safran SA	(896)	(117,725)	(2.3)
Sodexo SA	(1,505)	(156,672)	(3.1)
Suez	(357)	(4,570)	(0.1)

		(2,096,990)

Germany
Carl Zeiss Meditec AG	(1,234)	(112,001)	(2.2)
Commerzbank AG	(13,965)	(100,511)	(2.0)
Daimler AG (Registered)	(1,981)	(117,352)	(2.3)
Delivery Hero SE	(1,352)	(49,934)	(1.0)
Deutsche Bank AG (Registered)	(37,979)	(337,607)	(6.7)
Deutsche Boerse AG	(237)	(31,556)	(0.6)
Deutsche Wohnen AG	(1,772)	(88,524)	(1.7)
E.ON SE	(26,100)	(290,138)	(5.7)
GEA Group AG	(4,578)	(126,126)	(2.5)
Innogy SE	(305)	(14,450)	(0.3)
KION Group AG	(2,438)	(140,767)	(2.8)
RWE AG	(5,405)	(134,431)	(2.6)
Siemens AG (Registered)	(267)	(29,316)	(0.6)
thyssenkrupp AG NPV	(3,154)	(56,053)	(1.1)
Uniper SE	(1,736)	(50,338)	(1.0)
United Internet AG (Registered)	(2,344)	(93,001)	(1.8)
Volkswagen AG (Preference)	(1,239)	(211,332)	(4.2)
Vonovia SE	(2,570)	(129,165)	(2.5)
Wirecard AG	(622)	(103,139)	(2.0)

		(2,215,741)

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Italy
Atlantia SpA	(4,929)	$(116,665)	(2.3	) %
Ferrari NV	(408)	(50,800)	(1.0)
FinecoBank Banca Fineco SpA	(10,424)	(113,350)	(2.2)
Leonardo SpA	(15,709)	(152,221)	(3.0)
Mediobanca Banca di Credito Finanziario SpA	(9,616)	(83,801)	(1.7)
Pirelli & C SpA	(38,414)	(251,088)	(4.9)
Saipem SpA	(21,134)	(100,471)	(2.0)
Snam SpA	(13,340)	(63,703)	(1.3)

		(932,099)

Japan
Aeon Co. Ltd.	(8,400)	(170,959)	(3.4)
ANA Holdings, Inc.	(500)	(18,430)	(0.4)
Asahi Group Holdings Ltd.	(1,200)	(50,267)	(1.0)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,900)	(89,576)	(1.8)
Daifuku Co. Ltd.	(2,600)	(130,666)	(2.6)
Daiwa Securities Group, Inc.	(13,300)	(66,331)	(1.3)
Dentsu, Inc.	(1,900)	(90,125)	(1.8)
Disco Corp.	(200)	(29,691)	(0.6)
FamilyMart UNY Holdings Co. Ltd.	(4,600)	(538,856)	(10.6)
FANUC Corp.	(2,300)	(391,188)	(7.7)
Idemitsu Kosan Co. Ltd.	(1,000)	(35,287)	(0.7)
IHI Corp.	(2,600)	(82,346)	(1.6)
Japan Post Bank Co. Ltd.	(10,000)	(116,389)	(2.3)
Japan Post Holdings Co. Ltd.	(16,600)	(204,064)	(4.0)
Japan Real Estate Investment Corp.	(20)	(117,233)	(2.3)
Kansai Electric Power Co., Inc. (The)	(3,700)	(56,320)	(1.1)
Kansai Paint Co. Ltd.	(5,900)	(103,527)	(2.0)
Komatsu Ltd.	(6,900)	(181,692)	(3.6)
Kubota Corp.	(11,600)	(183,907)	(3.6)
Kuraray Co. Ltd.	(3,300)	(50,750)	(1.0)
Kyocera Corp.	(800)	(45,058)	(0.9)
Kyushu Electric Power Co., Inc.	(2,000)	(24,783)	(0.5)
Kyushu Railway Co.	(1,800)	(61,456)	(1.2)
LINE Corp.	(3,200)	(115,225)	(2.3)
LIXIL Group Corp.	(1,400)	(20,618)	(0.4)
M3, Inc.	(10,600)	(153,414)	(3.0)
Makita Corp.	(700)	(24,802)	(0.5)
MINEBEA MITSUMI, Inc.	(1,000)	(16,449)	(0.3)
MISUMI Group, Inc.	(1,500)	(34,334)	(0.7)
Mitsubishi Corp.	(6,200)	(181,711)	(3.6)
Mitsubishi Motors Corp.	(86,600)	(538,061)	(10.6)
Mitsubishi UFJ Financial Group, Inc.	(33,900)	(181,837)	(3.6)
Mitsui Fudosan Co. Ltd.	(9,800)	(238,090)	(4.7)
Mizuho Financial Group, Inc.	(69,400)	(113,910)	(2.2)
Murata Manufacturing Co. Ltd.	(1,000)	(150,216)	(3.0)
NEC Corp.	(6,900)	(231,874)	(4.6)
Nexon Co. Ltd.	(21,200)	(322,526)	(6.4)
NGK Insulators Ltd.	(2,400)	(36,908)	(0.7)
Nidec Corp.	(1,000)	(120,258)	(2.4)
Nintendo Co. Ltd.	(200)	(60,658)	(1.2)
Nippon Steel & Sumitomo Metal Corp.	(7,500)	(138,887)	(2.7)
Nitori Holdings Co. Ltd.	(1,600)	(208,352)	(4.1)
Nomura Holdings, Inc.	(12,600)	(49,201)	(1.0)
Obic Co. Ltd.	(2,400)	(227,444)	(4.5)
Ono Pharmaceutical Co. Ltd.	(2,000)	(43,692)	(0.9)
Oriental Land Co. Ltd.	(800)	(82,027)	(1.6)
Otsuka Holdings Co. Ltd.	(2,000)	(82,031)	(1.6)
Rakuten, Inc.	(2,700)	(20,384)	(0.4)
Renesas Electronics Corp.	(10,900)	(62,844)	(1.2)
Resona Holdings, Inc.	(2,400)	(12,126)	(0.2)
Ricoh Co. Ltd.	(2,300)	(24,502)	(0.5)
SBI Holdings, Inc.	(3,500)	(74,766)	(1.5)
Seibu Holdings, Inc.	(11,200)	(194,576)	(3.8)

	Shares	Value	% of Basket Value

Japan
Sekisui House Ltd.	(1,300)	$(19,429)	(0.4	) %
Seven & i Holdings Co. Ltd.	(1,300)	(56,606)	(1.1)
SG Holdings Co. Ltd.	(2,300)	(61,739)	(1.2)
Sharp Corp.	(10,600)	(112,855)	(2.2)
SMC Corp.	(400)	(132,019)	(2.6)
SoftBank Group Corp.	(600)	(47,258)	(0.9)
Sumitomo Electric Industries Ltd.	(3,100)	(44,170)	(0.9)
Sumitomo Mitsui Trust Holdings, Inc.	(1,100)	(41,667)	(0.8)
Suntory Beverage & Food Ltd.	(1,900)	(84,126)	(1.7)
Sysmex Corp.	(100)	(5,575)	(0.1)
Takeda Pharmaceutical Co. Ltd.	(2,400)	(96,896)	(1.9)
TDK Corp.	(1,900)	(150,358)	(3.0)
Terumo Corp.	(900)	(51,383)	(1.0)
Tokyu Corp.	(9,800)	(167,723)	(3.3)
Toray Industries, Inc.	(14,700)	(108,943)	(2.1)
TOTO Ltd.	(3,600)	(139,804)	(2.8)
Toyota Industries Corp.	(8,100)	(401,283)	(7.9)
Toyota Motor Corp.	(3,300)	(203,115)	(4.0)
Tsuruha Holdings, Inc.	(1,100)	(101,823)	(2.0)
Unicharm Corp.	(5,900)	(182,591)	(3.6)
Yahoo Japan Corp.	(10,800)	(29,192)	(0.6)
Yakult Honsha Co. Ltd.	(1,800)	(120,128)	(2.4)

		(8,959,307)

Luxembourg
Eurofins Scientific SE	(297)	(119,361)	(2.4)

Mexico
Fresnillo plc	(9,205)	(121,533)	(2.4)

Netherlands
Aegon NV	(15,571)	(80,218)	(1.6)
NN Group NV	(879)	(37,118)	(0.7)
Royal Dutch Shell plc	(1,177)	(36,544)	(0.7)

		(153,880)

Norway
Aker BP ASA	(3,951)	(131,649)	(2.6)
Marine Harvest ASA	(5,538)	(122,337)	(2.4)

		(253,986)

South Korea
Amorepacific Corp.	(1,557)	(254,629)	(5.0)
Celltrion, Inc.	(913)	(180,769)	(3.6)
Hyundai Heavy Industries Co. Ltd.	(442)	(55,313)	(1.1)
Hyundai Mobis Co. Ltd.	(1,403)	(284,202)	(5.6)
Hyundai Motor Co.	(6,085)	(709,399)	(14.0)
LG Chem Ltd.	(3,732)	(1,238,068)	(24.4)
LG Display Co. Ltd.	(4,844)	(82,506)	(1.6)
Lotte Chemical Corp.	(105)	(28,400)	(0.6)
NAVER Corp.	(367)	(44,989)	(0.9)
Netmarble Corp.	(382)	(36,869)	(0.7)
Samsung SDI Co. Ltd.	(1,716)	(346,390)	(6.8)
S-Oil Corp.	(1,130)	(106,402)	(2.1)

		(3,367,936)

Spain
Banco de Sabadell SA	(62,949)	(72,178)	(1.4)
Bankia SA	(81,056)	(236,276)	(4.7)
Cellnex Telecom SA	(25,500)	(718,581)	(14.2)
Ferrovial SA	(9,035)	(202,609)	(4.0)
Merlin Properties Socimi SA	(7,044)	(94,501)	(1.9)
Siemens Gamesa Renewable Energy SA	(1,993)	(28,295)	(0.6)

		(1,352,440)

Sweden
Epiroc AB	(2,521)	(24,207)	(0.5)

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Sweden (continued)
Essity AB	(1,501)	$(41,531)	(0.8	) %
Hexagon AB	(2,081)	(101,910)	(2.0)
Kinnevik AB	(3,150)	(76,967)	(1.5)
Skandinaviska Enskilda Banken AB	(3,442)	(36,129)	(0.7)
Skanska AB	(7,050)	(123,447)	(2.4)
Svenska Handelsbanken AB	(13,795)	(150,019)	(3.0)
Telefonaktiebolaget LM Ericsson	(7,595)	(67,698)	(1.3)

		(621,908)

Switzerland
ABB Ltd. (Registered)	(1,940)	(37,133)	(0.7)
Barry Callebaut AG (Registered)	(13)	(22,117)	(0.4)
Cie Financiere Richemont SA (Registered)	(5,967)	(411,293)	(8.1)
Clariant AG (Registered)	(3,093)	(61,436)	(1.2)
Dufry AG (Registered)	(638)	(63,810)	(1.3)
EMS-Chemie Holding AG (Registered)	(114)	(56,939)	(1.1)
Glencore plc	(60,561)	(246,261)	(4.9)
Julius Baer Group Ltd.	(3,350)	(134,644)	(2.7)
Lonza Group AG (Registered)	(865)	(228,531)	(4.5)
UBS Group AG (Registered)	(18,012)	(233,502)	(4.6)

		(1,495,666)

United Arab Emirates
NMC Health plc	(1,244)	(42,113)	(0.8)

United Kingdom
ASOS plc	(1,588)	(68,862)	(1.4)
BAE Systems plc	(14,002)	(94,197)	(1.9)
Centrica plc	(25,672)	(46,134)	(0.9)
CNH Industrial NV	(640)	(6,290)	(0.1)
DCC plc	(715)	(58,532)	(1.2)
Diageo plc	(1,491)	(56,906)	(1.1)
DS Smith plc	(19,750)	(87,589)	(1.7)
easyJet plc	(10,388)	(172,121)	(3.4)
Hargreaves Lansdown plc	(7,283)	(156,394)	(3.1)
Hiscox Ltd.	(3,955)	(73,597)	(1.4)
HSBC Holdings plc	(8,676)	(73,054)	(1.4)
Janus Henderson Group plc	(8,234)	(179,748)	(3.5)
John Wood Group plc	(50,078)	(355,423)	(7.0)
Just Eat plc	(5,548)	(50,700)	(1.0)
Linde plc	(3,524)	(574,447)	(11.3)
London Stock Exchange Group plc	(1,360)	(81,792)	(1.6)
Melrose Industries plc	(8,819)	(19,548)	(0.4)
Micro Focus International plc	(1,062)	(20,247)	(0.4)
Ocado Group plc	(2,630)	(34,218)	(0.7)
Reckitt Benckiser Group plc	(4,297)	(330,631)	(6.5)
RELX plc	(1,353)	(29,968)	(0.6)
Rentokil Initial plc	(56,091)	(247,706)	(4.9)
Rightmove plc	(11,217)	(69,460)	(1.4)
Royal Bank of Scotland Group plc	(26,027)	(82,563)	(1.6)
Smiths Group plc	(1,037)	(19,692)	(0.4)
Spirax-Sarco Engineering plc	(806)	(67,785)	(1.3)
Standard Chartered plc	(7,231)	(58,319)	(1.1)
Standard Life Aberdeen plc	(23,638)	(78,147)	(1.5)
TechnipFMC plc	(8,499)	(195,137)	(3.8)
Tesco plc	(19,888)	(58,221)	(1.1)
Unilever NV	(472)	(25,276)	(0.5)
Weir Group plc (The)	(3,503)	(69,323)	(1.4)
Whitbread plc	(297)	(19,030)	(0.4)

		(3,561,057)

United States
3M Co.	(497)	(99,549)	(2.0)
Abbott Laboratories	(2,596)	(189,456)	(3.7)
Advanced Micro Devices, Inc.	(11,731)	(286,354)	(5.6)

	Shares	Value	% of Basket Value

United States (continued)
AECOM	(1,939)	$(59,353)	(1.2	) %
Alexion Pharmaceuticals, Inc.	(627)	(77,096)	(1.5)
Align Technology, Inc.	(108)	(26,887)	(0.5)
Alkermes plc	(2,194)	(72,117)	(1.4)
Alleghany Corp.	(49)	(30,946)	(0.6)
Allergan plc	(570)	(82,069)	(1.6)
Alliant Energy Corp.	(1,547)	(68,795)	(1.4)
Alnylam Pharmaceuticals, Inc.	(1,612)	(134,650)	(2.7)
American Airlines Group, Inc.	(992)	(35,484)	(0.7)
American Campus Communities, Inc.	(2,141)	(98,529)	(1.9)
American Homes 4 Rent	(102)	(2,255)	0.0
American International Group, Inc.	(2,186)	(94,501)	(1.9)
American Water Works Co., Inc.	(1,592)	(152,307)	(3.0)
Analog Devices, Inc.	(3,967)	(392,178)	(7.7)
Aon plc	(634)	(99,050)	(2.0)
AptarGroup, Inc.	(547)	(54,219)	(1.1)
Aptiv plc	(2,181)	(172,583)	(3.4)
Aramark	(122)	(4,020)	(0.1)
Arista Networks, Inc.	(133)	(28,566)	(0.6)
Arrow Electronics, Inc.	(1,347)	(102,305)	(2.0)
Ashland Global Holdings, Inc.	(771)	(58,519)	(1.2)
Autodesk, Inc.	(1,141)	(167,955)	(3.3)
Axalta Coating Systems Ltd.	(531)	(13,604)	(0.3)
Ball Corp.	(1,782)	(93,163)	(1.8)
Bank of New York Mellon Corp. (The)	(1,640)	(85,805)	(1.7)
Becton Dickinson and Co.	(753)	(187,843)	(3.7)
Berkshire Hathaway, Inc.	(480)	(98,659)	(1.9)
BioMarin Pharmaceutical, Inc.	(705)	(69,210)	(1.4)
Bio-Rad Laboratories, Inc.	(73)	(18,241)	(0.4)
Bio-Techne Corp.	(557)	(97,174)	(1.9)
Black Knight, Inc.	(1,482)	(72,900)	(1.4)
Bluebird Bio, Inc.	(367)	(48,969)	(1.0)
BOK Financial Corp.	(2,372)	(197,137)	(3.9)
Boston Scientific Corp.	(1,337)	(51,007)	(1.0)
Bright Horizons Family Solutions, Inc.	(193)	(22,347)	(0.4)
Broadcom, Inc.	(521)	(139,758)	(2.8)
Brown-Forman Corp.	(843)	(39,832)	(0.8)
BWX Technologies, Inc.	(4,007)	(186,005)	(3.7)
Caesars Entertainment Corp.	(1,562)	(14,277)	(0.3)
Camden Property Trust	(399)	(38,683)	(0.8)
Capri Holdings Ltd.	(2,112)	(89,718)	(1.8)
Cardinal Health, Inc.	(385)	(19,238)	(0.4)
Carlisle Cos., Inc.	(619)	(66,685)	(1.3)
CarMax, Inc.	(850)	(49,963)	(1.0)
Catalent, Inc.	(3,068)	(113,301)	(2.2)
Cboe Global Markets, Inc.	(264)	(24,623)	(0.5)
CenturyLink, Inc.	(2,888)	(44,244)	(0.9)
Cerner Corp.	(1,660)	(91,151)	(1.8)
Charles Schwab Corp. (The)	(518)	(24,227)	(0.5)
Cheniere Energy, Inc.	(4,482)	(294,243)	(5.8)
Cincinnati Financial Corp.	(1,917)	(155,507)	(3.1)
CME Group, Inc.	(460)	(83,849)	(1.7)
Coca-Cola Co. (The)	(508)	(24,450)	(0.5)
Cognex Corp.	(1,374)	(62,517)	(1.2)
Cognizant Technology Solutions Corp.	(239)	(16,654)	(0.3)
CommScope Holding Co., Inc.	(833)	(17,418)	(0.3)
Concho Resources, Inc.	(2,039)	(244,354)	(4.8)
Constellation Brands, Inc.	(240)	(41,678)	(0.8)
Continental Resources, Inc.	(1,022)	(47,186)	(0.9)
Cooper Cos., Inc. (The)	(68)	(18,956)	(0.4)
CoStar Group, Inc.	(300)	(117,222)	(2.3)
Coty, Inc.	(19,062)	(147,921)	(2.9)
CVS Health Corp.	(1,369)	(89,738)	(1.8)

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Deere & Co.	(541)	$(88,724)	(1.7	) %
DENTSPLY SIRONA, Inc.	(782)	(32,805)	(0.6)
DexCom, Inc.	(317)	(44,707)	(0.9)
Diamondback Energy, Inc.	(505)	(52,076)	(1.0)
Digital Realty Trust, Inc.	(625)	(67,713)	(1.3)
Dollar Tree, Inc.	(1,054)	(102,059)	(2.0)
DowDuPont, Inc.	(5,852)	(314,896)	(6.2)
Duke Energy Corp.	(541)	(47,489)	(0.9)
Eaton Vance Corp.	(1,941)	(74,767)	(1.5)
Ecolab, Inc.	(1,337)	(211,473)	(4.2)
Edison International	(268)	(15,268)	(0.3)
EQT Corp.	(6,183)	(120,383)	(2.4)
Equinix, Inc.	(81)	(31,914)	(0.6)
Evergy, Inc.	(2,198)	(125,989)	(2.5)
Eversource Energy	(2,192)	(152,147)	(3.0)
Exact Sciences Corp.	(1,000)	(90,080)	(1.8)
Expedia Group, Inc.	(442)	(52,709)	(1.0)
Facebook, Inc.	(496)	(82,678)	(1.6)
Fidelity National Information Services, Inc.	(1,798)	(187,945)	(3.7)
First Horizon National Corp.	(2,219)	(32,575)	(0.6)
First Republic Bank	(2,014)	(194,613)	(3.8)
First Solar, Inc.	(2,651)	(134,114)	(2.6)
Fluor Corp.	(1,555)	(56,866)	(1.1)
FMC Corp.	(1,162)	(92,728)	(1.8)
FNF Group	(4,669)	(168,831)	(3.3)
Fortive Corp.	(987)	(74,015)	(1.5)
Gardner Denver Holdings, Inc.	(1,279)	(31,553)	(0.6)
GCI Liberty, Inc.	(9,866)	(502,179)	(9.9)
General Electric Co.	(22,643)	(230,053)	(4.5)
General Mills, Inc.	(492)	(21,864)	(0.4)
Genesee & Wyoming, Inc.	(3,811)	(299,240)	(5.9)
Genuine Parts Co.	(578)	(57,696)	(1.1)
Global Payments, Inc.	(1,797)	(201,767)	(4.0)
GoDaddy, Inc.	(1,574)	(108,024)	(2.1)
GrubHub, Inc.	(1,402)	(112,721)	(2.2)
Guidewire Software, Inc.	(2,028)	(175,787)	(3.5)
Hanesbrands, Inc.	(81)	(1,214)	0.0
Healthcare Trust of America, Inc.	(507)	(14,409)	(0.3)
Hess Corp.	(1,392)	(75,168)	(1.5)
Hexcel Corp.	(1,427)	(96,622)	(1.9)
Hilton Worldwide Holdings, Inc.	(729)	(54,296)	(1.1)
Hubbell, Inc.	(520)	(56,852)	(1.1)
Hudson Pacific Properties, Inc.	(4,640)	(150,661)	(3.0)
Huntington Ingalls Industries, Inc.	(100)	(20,645)	(0.4)
IHS Markit Ltd.	(8,011)	(415,931)	(8.2)
Incyte Corp.	(2,326)	(187,452)	(3.7)
Intercontinental Exchange, Inc.	(3,667)	(281,479)	(5.5)
Invesco Ltd.	(7,372)	(134,318)	(2.6)
Invitation Homes, Inc.	(315)	(7,084)	(0.1)
IPG Photonics Corp.	(831)	(110,523)	(2.2)
IQVIA Holdings, Inc.	(1,695)	(218,672)	(4.3)
Iron Mountain, Inc.	(2,714)	(100,961)	(2.0)
Jacobs Engineering Group, Inc.	(1,678)	(108,734)	(2.1)
JB Hunt Transport Services, Inc.	(360)	(38,534)	(0.8)
Jefferies Financial Group, Inc.	(784)	(16,315)	(0.3)
JM Smucker Co. (The)	(261)	(27,374)	(0.5)
Johnson Controls International plc	(12,641)	(426,887)	(8.4)
JPMorgan Chase & Co.	(277)	(28,669)	(0.6)
Kansas City Southern	(1,278)	(135,149)	(2.7)
Keysight Technologies, Inc.	(2,667)	(197,411)	(3.9)
Kilroy Realty Corp.	(988)	(69,614)	(1.4)
Knight-Swift Transportation Holdings, Inc.	(2,240)	(71,120)	(1.4)
Kraft Heinz Co. (The)	(1,463)	(70,312)	(1.4)

	Shares	Value	% of Basket Value

United States (continued)
L3 Technologies, Inc.	(246)	$(48,432)	(1.0	) %
Laboratory Corp. of America Holdings	(196)	(27,313)	(0.5)
Leggett & Platt, Inc.	(2,780)	(113,869)	(2.2)
Leidos Holdings, Inc.	(638)	(37,004)	(0.7)
Lennar Corp.	(2,100)	(99,582)	(2.0)
Liberty Broadband Corp.	(2,689)	(228,619)	(4.5)
Liberty Media Corp-Liberty Formula One	(882)	(27,668)	(0.5)
Live Nation Entertainment, Inc.	(579)	(30,982)	(0.6)
LKQ Corp.	(4,841)	(126,931)	(2.5)
Macerich Co. (The)	(3,658)	(168,853)	(3.3)
Madison Square Garden Co. (The)	(124)	(34,460)	(0.7)
Markel Corp.	(75)	(79,013)	(1.6)
MarketAxess Holdings, Inc.	(1,325)	(284,570)	(5.6)
Martin Marietta Materials, Inc.	(1,112)	(196,468)	(3.9)
Marvell Technology Group Ltd.	(4,964)	(91,983)	(1.8)
Medtronic plc	(4,149)	(366,730)	(7.2)
MGM Resorts International	(5,263)	(154,943)	(3.1)
Microchip Technology, Inc.	(4,073)	(327,347)	(6.4)
Mid-America Apartment Communities, Inc.	(345)	(34,942)	(0.7)
Middleby Corp. (The)	(1,472)	(173,137)	(3.4)
Mohawk Industries, Inc.	(1,222)	(157,381)	(3.1)
Molson Coors Brewing Co.	(512)	(34,104)	(0.7)
Mondelez International, Inc.	(2,334)	(107,971)	(2.1)
Monster Beverage Corp.	(2,275)	(130,221)	(2.6)
Moody’s Corp.	(753)	(119,358)	(2.4)
MSCI, Inc.	(1,094)	(186,275)	(3.7)
Mylan NV	(743)	(22,253)	(0.4)
Nasdaq, Inc.	(984)	(86,631)	(1.7)
National Oilwell Varco, Inc.	(2,052)	(60,493)	(1.2)
Netflix, Inc.	(532)	(180,614)	(3.6)
New Residential Investment Corp.	(3,649)	(61,960)	(1.2)
New York Community Bancorp, Inc.	(8,150)	(94,703)	(1.9)
Newmont Mining Corp.	(871)	(29,710)	(0.6)
Nielsen Holdings plc	(6,008)	(154,285)	(3.0)
Noble Energy, Inc.	(1,599)	(35,722)	(0.7)
Norwegian Cruise Line Holdings Ltd.	(685)	(35,230)	(0.7)
NVIDIA Corp.	(625)	(89,844)	(1.8)
NVR, Inc.	(20)	(53,200)	(1.0)
Old Republic International Corp.	(3,120)	(62,868)	(1.2)
ONEOK, Inc.	(3,544)	(227,560)	(4.5)
PacWest Bancorp	(905)	(34,924)	(0.7)
PayPal Holdings, Inc.	(2,080)	(184,621)	(3.6)
PerkinElmer, Inc.	(885)	(80,093)	(1.6)
Perrigo Co. plc	(618)	(28,706)	(0.6)
Prologis, Inc.	(1,509)	(104,362)	(2.1)
Proofpoint, Inc.	(485)	(49,407)	(1.0)
PTC, Inc.	(359)	(30,440)	(0.6)
QUALCOMM, Inc.	(747)	(36,991)	(0.7)
Regeneron Pharmaceuticals, Inc.	(138)	(59,239)	(1.2)
Republic Services, Inc.	(1,266)	(97,115)	(1.9)
Rollins, Inc.	(2,185)	(81,369)	(1.6)
Roper Technologies, Inc.	(164)	(46,455)	(0.9)
Royal Caribbean Cruises Ltd.	(213)	(25,571)	(0.5)
S&P Global, Inc.	(209)	(40,055)	(0.8)
Sage Therapeutics, Inc.	(1,203)	(171,536)	(3.4)
salesforce.com, Inc.	(458)	(69,602)	(1.4)
Sarepta Therapeutics, Inc.	(222)	(31,016)	(0.6)
SBA Communications Corp.	(407)	(74,290)	(1.5)
Schlumberger Ltd.	(2,549)	(112,691)	(2.2)
Seattle Genetics, Inc.	(382)	(29,196)	(0.6)
SEI Investments Co.	(1,403)	(66,699)	(1.3)
Sempra Energy	(982)	(114,874)	(2.3)
Sensata Technologies Holding plc	(404)	(19,190)	(0.4)

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Service Corp. International	(877)	$(37,641)	(0.7	) %
ServiceMaster Global Holdings, Inc.	(4,006)	(156,194)	(3.1)
Sherwin-Williams Co. (The)	(130)	(54,798)	(1.1)
Signature Bank	(173)	(22,025)	(0.4)
Skyworks Solutions, Inc.	(941)	(68,731)	(1.4)
Southern Co. (The)	(1,086)	(52,780)	(1.0)
Splunk, Inc.	(166)	(20,723)	(0.4)
SS&C Technologies Holdings, Inc.	(3,909)	(201,274)	(4.0)
State Street Corp.	(1,001)	(70,971)	(1.4)
Sun Communities, Inc.	(929)	(102,106)	(2.0)
SVB Financial Group	(132)	(30,806)	(0.6)
Tableau Software, Inc.	(354)	(45,255)	(0.9)
Take-Two Interactive Software, Inc.	(257)	(27,126)	(0.5)
Targa Resources Corp.	(5,232)	(225,028)	(4.4)
Teleflex, Inc.	(298)	(81,503)	(1.6)
Total System Services, Inc.	(286)	(25,628)	(0.5)
TransDigm Group, Inc.	(206)	(80,546)	(1.6)
Transocean Ltd.	(2,189)	(18,760)	(0.4)
TransUnion	(1,454)	(88,432)	(1.7)
Travelers Cos., Inc. (The)	(559)	(70,177)	(1.4)
Trimble, Inc.	(570)	(21,466)	(0.4)
Twilio, Inc.	(800)	(89,056)	(1.8)
Twitter, Inc.	(2,671)	(89,639)	(1.8)
Tyler Technologies, Inc.	(580)	(109,730)	(2.2)
Ultimate Software Group, Inc. (The)	(745)	(203,437)	(4.0)
Union Pacific Corp.	(407)	(64,741)	(1.3)
Universal Display Corp.	(2,823)	(293,112)	(5.8)
USG Corp.	(498)	(21,489)	(0.4)
Vail Resorts, Inc.	(67)	(12,613)	(0.2)
Veeva Systems, Inc.	(560)	(61,074)	(1.2)
VEREIT, Inc.	(12,345)	(99,748)	(2.0)
Verisk Analytics, Inc.	(1,239)	(145,471)	(2.9)
VICI Properties, Inc.	(1,677)	(36,106)	(0.7)
Vistra Energy Corp.	(3,778)	(94,866)	(1.9)
Vulcan Materials Co.	(2,785)	(283,095)	(5.6)
Wabtec Corp.	(622)	(43,018)	(0.8)
Watsco, Inc.	(459)	(67,693)	(1.3)
Wells Fargo & Co.	(5,752)	(281,330)	(5.5)
Welltower, Inc.	(449)	(34,793)	(0.7)
West Pharmaceutical Services, Inc.	(1,014)	(109,786)	(2.2)
Western Alliance Bancorp	(1,079)	(47,778)	(0.9)
Weyerhaeuser Co.	(562)	(14,747)	(0.4)
Whirlpool Corp.	(853)	(113,458)	(2.3)
Williams Cos., Inc. (The)	(7,523)	(202,593)	(4.1)
Willis Towers Watson plc	(769)	(125,185)	(2.6)
Workday, Inc.	(233)	(42,295)	(0.7)
Worldpay, Inc.	(6,434)	(537,110)	(10.7)
WPX Energy, Inc.	(2,157)	(26,444)	(0.6)
WR Berkley Corp.	(306)	(23,527)	(0.6)
WRKCo, Inc.	(3,647)	(148,469)	(2.9)
Wyndham Hotels & Resorts, Inc.	(896)	(43,984)	(0.9)
Wynn Resorts Ltd.	(1,452)	(178,610)	(3.6)
XPO Logistics, Inc.	(663)	(40,296)	(0.9)
Zayo Group Holdings, Inc.	(1,733)	(47,570)	(0.9)
Zillow Group, Inc.	(1,554)	(54,529)	(1.1)
Zimmer Biomet Holdings, Inc.	(2,603)	(285,184)	(5.7)

		(25,202,271)

Total Reference Entity — Short		(51,901,223)

Net Value of Reference Entity — Credit Suisse International		$5,076,160

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of January 31, 2019, expiration dates 02/17/23 — 02/20/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
BHP Group plc	28,704	$641,326	14.4%

Austria
OMV AG	5,210	259,056	5.8
Raiffeisen Bank International AG	2,315	61,238	1.4

		320,294

Belgium
Colruyt SA	742	53,288	1.2
Groupe Bruxelles Lambert SA	444	41,835	0.9
Proximus SADP	458	12,295	0.3
Solvay SA	1,108	120,628	2.7
UCB SA	1,268	109,876	2.5

		337,922

China
Anhui Conch Cement Co. Ltd.	11,000	59,987	1.3
ANTA Sports Products Ltd.	11,000	56,903	1.3
China Mobile Ltd.	47,000	494,315	11.1
China Petroleum & Chemical Corp.	58,000	48,499	1.1
China Taiping Insurance Holdings Co. Ltd.	9,800	27,053	0.6
CNOOC Ltd.	41,000	68,528	1.5
CSPC Pharmaceutical Group Ltd.	182,000	313,985	7.0
Hengan International Group Co. Ltd.	1,000	7,823	0.2
Sinopharm Group Co. Ltd.	7,600	33,965	0.8

		1,111,058

Denmark
Carlsberg A/S	674	77,162	1.7
Coloplast A/S	2,060	188,179	4.2
GN Store Nord A/S	729	31,425	0.7
H Lundbeck A/S	763	33,503	0.8
Novo Nordisk A/S	4,114	192,807	4.3
Novozymes A/S	5,441	227,527	5.1
Pandora A/S	1,470	63,839	1.4

		814,442

Finland
Neste OYJ	1,417	129,826	2.9
Stora Enso OYJ	7,860	105,735	2.4
UPM-Kymmene OYJ	5,278	153,282	3.4

		388,843

France
Arkema SA	1,594	151,028	3.4
Atos SE	1,833	167,133	3.8
AXA SA	1,947	45,151	1.0
BNP Paribas SA	670	31,574	0.7
Cie Generale des Etablissements Michelin SCA	870	94,501	2.1
Credit Agricole SA	11,034	126,024	2.8
Dassault Systemes SE	2,499	313,204	7.0
Engie SA	32,644	523,327	11.7
Faurecia SA	3,438	150,411	3.4
Fonciere Des Regions	474	48,450	1.1
Ipsen SA	1,585	199,451	4.5
Kering SA	872	437,328	9.8
Klepierre SA	3,813	130,668	2.9
Legrand SA	3,373	199,838	4.5
L’Oreal SA	1,297	312,610	7.0

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
Orange SA	5,444	$84,439	1.9%
Publicis Groupe SA	1,167	71,257	1.6
Sanofi	359	31,204	0.7
Schneider Electric SE	1,624	115,502	2.6
Societe Generale SA	4,117	128,366	2.9
Thales SA	3,748	414,489	9.3
TOTAL SA	3,945	216,269	4.9
Ubisoft Entertainment SA	1,735	153,975	3.5

		4,146,199

Germany
adidas AG	734	174,649	3.9
Allianz SE (Registered)	850	180,347	4.0
Covestro AG	3,339	184,512	4.1
Deutsche Lufthansa AG (Registered)	1,601	40,419	0.9
Deutsche Post AG (Registered)	3,146	92,921	2.1
Evonik Industries AG	8,297	226,911	5.1
Hannover Rueck SE	942	135,962	3.1
Henkel AG & Co. KGaA (Preference)	2,208	214,913	4.8
HOCHTIEF AG	1,648	246,487	5.5
HUGO BOSS AG	3,780	271,027	6.1
Infineon Technologies AG	1,797	39,972	0.9
LEG Immobilien AG	3,453	405,629	9.1
MTU Aero Engines AG	818	176,395	4.0
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,438	320,905	7.2
Porsche Automobil Holding SE (Preference)	256	16,647	0.4
ProSiebenSat.1 Media SE	15,410	275,078	6.2
Puma SE	30	16,705	0.4
TUI AG	2,441	36,960	0.8
Volkswagen AG	248	43,264	1.0

		3,099,703

Hong Kong
CK Asset Holdings Ltd.	53,500	450,406	10.1
CK Hutchison Holdings Ltd.	1,500	15,149	0.3
Hang Seng Bank Ltd.	4,000	92,028	2.1
Hong Kong & China Gas Co. Ltd.	12,000	26,077	0.6
Power Assets Holdings Ltd.	11,000	74,102	1.7
Sino Biopharmaceutical Ltd.	68,000	57,524	1.3
Sun Hung Kai Properties Ltd.	2,000	33,545	0.8
Techtronic Industries Co. Ltd.	35,500	207,233	4.7

		956,064

Italy
A2A SpA	34,340	62,658	1.4
Assicurazioni Generali SpA	3,243	56,776	1.3
Eni SpA	12,032	204,013	4.6
Moncler SpA	3,190	120,055	2.7
Poste Italiane SpA	51,622	444,553	10.0
Recordati SpA	1,396	50,586	1.1
Terna Rete Elettrica Nazionale SpA	15,451	95,226	2.1

		1,033,867

Japan
Asahi Glass Co. Ltd.	200	6,778	0.2
Asahi Kasei Corp.	5,900	64,737	1.5
Astellas Pharma, Inc.	7,200	106,835	2.4
Bandai Namco Holdings, Inc.	700	30,924	0.7
Bridgestone Corp.	200	7,698	0.2
Concordia Financial Group Ltd.	16,400	67,644	1.5
Fuji Electric Co. Ltd.	800	24,724	0.6
Fujitsu Ltd.	4,200	281,885	6.3
Hitachi Ltd.	1,900	59,771	1.3
Inpex Corp.	3,400	32,682	0.7

	Shares	Value	% of Basket Value

Japan (continued)
Isuzu Motors Ltd.	1,100	$16,363	0.4%
Japan Airlines Co. Ltd.	4,600	167,479	3.8
JFE Holdings, Inc.	500	8,814	0.2
Kajima Corp.	6,600	93,883	2.1
Kao Corp.	2,600	183,816	4.1
Kirin Holdings Co. Ltd.	900	21,486	0.5
Konami Holdings Corp.	1,300	59,705	1.3
Lawson, Inc.	900	55,477	1.2
Marubeni Corp.	29,500	229,941	5.2
Mazda Motor Corp.	15,000	166,009	3.7
Mitsubishi Heavy Industries Ltd.	600	23,199	0.5
Mitsui & Co. Ltd.	5,300	86,591	1.9
Mitsui Chemicals, Inc.	1,500	37,658	0.8
MS&AD Insurance Group Holdings, Inc.	900	26,643	0.6
NGK Spark Plug Co. Ltd.	2,900	62,483	1.4
Nippon Telegraph & Telephone Corp.	3,100	133,263	3.0
Nissan Motor Co. Ltd.	4,700	40,138	0.9
Nitto Denko Corp.	500	28,283	0.6
NSK Ltd.	2,300	22,434	0.5
NTT DOCOMO, Inc.	2,700	64,872	1.5
Obayashi Corp.	1,700	16,176	0.4
Omron Corp.	3,800	156,059	3.5
ORIX Corp.	13,100	197,598	4.4
Panasonic Corp.	4,000	39,169	0.9
Pola Orbis Holdings, Inc.	1,200	35,892	0.8
Ryohin Keikaku Co. Ltd.	100	23,834	0.5
Secom Co. Ltd.	3,700	309,771	7.0
Sekisui Chemical Co. Ltd.	18,900	293,357	6.6
Shiseido Co. Ltd.	1,400	83,281	1.9
Sompo Holdings, Inc.	300	11,311	0.3
Sony Corp.	700	35,075	0.8
Subaru Corp.	1,100	25,830	0.6
Sumitomo Chemical Co. Ltd.	29,000	151,281	3.4
Sumitomo Corp.	6,500	100,643	2.3
Suzuki Motor Corp.	400	20,888	0.5
T&D Holdings, Inc.	3,600	44,691	1.0
Tokyo Gas Co. Ltd.	2,500	65,738	1.5
Yamaha Corp.	100	4,376	0.1
Yokogawa Electric Corp.	1,900	35,384	0.8
ZOZO, Inc.	1,900	38,446	0.9

		3,901,015

Luxembourg
ArcelorMittal	11,622	268,436	6.0

Macau
Sands China Ltd.	66,800	320,462	7.2

Netherlands
ASR Nederland NV	2,588	109,157	2.5
Heineken Holding NV	533	46,271	1.0
ING Groep NV	21,600	256,302	5.8
Koninklijke Ahold Delhaize NV	8,463	222,967	5.0
Koninklijke DSM NV	1,028	96,135	2.2
Koninklijke Philips NV	8,017	316,071	7.1
NN Group NV	1,186	50,082	1.1
Randstad NV	4,479	215,908	4.8
Wolters Kluwer NV	885	55,039	1.2

		1,367,932

Norway
Telenor ASA	3,601	68,174	1.5

Portugal
Galp Energia SGPS SA	7,589	118,574	2.7

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Singapore
Genting Singapore Ltd.	109,700	$89,901	2.0%
Mapletree Industrial Trust	42,500	63,248	1.4

		153,149

South Africa
Anglo American plc	10,514	268,694	6.0

South Korea
KB Financial Group, Inc.	3,992	171,526	3.9
Kia Motors Corp.	13,310	435,212	9.8
POSCO	214	52,826	1.2
Samsung Electronics Co. Ltd.	4,210	175,532	3.9
Shinhan Financial Group Co. Ltd.	5,104	197,413	4.4
SK Holdings Co. Ltd.	75	17,815	0.4

		1,050,324

Spain
ACS Actividades de Construccion y Servicios SA	6,220	130,412	2.9
Aena SME SA	391	67,587	1.5
Banco Bilbao Vizcaya Argentaria SA	36,649	217,517	4.9
Bankinter SA	20,243	158,063	3.5
CaixaBank SA	26,235	99,221	2.2
Endesa SA	4,986	124,707	2.8
Mapfre SA	30,020	83,527	1.9
Red Electrica Corp. SA	696	16,040	0.4
Repsol SA	24,869	436,527	9.8
Telefonica SA	34,347	295,439	6.6

		1,629,040

Sweden
Alfa Laval AB	2,783	63,096	1.4
Atlas Copco AB	9,959	259,824	5.8
Hennes & Mauritz AB	2,760	42,945	1.0
Lundin Petroleum AB	2,104	67,297	1.5
Sandvik AB	15,596	249,222	5.6
SKF AB	18,314	308,485	6.9
Svenska Cellulosa AB SCA	25,775	226,716	5.1
Swedbank AB	5,799	131,733	3.0
Swedish Match AB	1,331	59,632	1.3
Volvo AB	10,434	150,353	3.4

		1,559,303

Switzerland
Adecco Group AG (Registered)	7,336	367,615	8.3
Baloise Holding AG (Registered)	190	29,427	0.7
Geberit AG (Registered)	298	116,498	2.6
Kuehne + Nagel International AG (Registered)	1,294	174,989	3.9
Logitech International SA (Registered)	1,975	72,053	1.6
Nestle SA (Registered)	208	18,134	0.4
Novartis AG (Registered)	1,994	174,078	3.9
Partners Group Holding AG	314	215,971	4.8
Roche Holding AG	269	71,564	1.6
SGS SA (Registered)	152	366,934	8.2
Sonova Holding AG (Registered)	869	163,090	3.7
STMicroelectronics NV	5,395	86,072	1.9
Straumann Holding AG (Registered)	258	187,314	4.2
Swiss Life Holding AG (Registered)	78	32,179	0.7
Swiss Prime Site AG (Registered)	2,231	188,995	4.2
Swiss Re AG	401	38,458	0.9
Swisscom AG (Registered)	1,049	502,788	11.3
Temenos Group AG (Registered)	755	101,913	2.3
Zurich Insurance Group AG	316	99,178	2.2

		3,007,250

Taiwan
Catcher Technology Co. Ltd.	27,000	207,847	4.7

	Shares	Value	% of Basket Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	234,000	$159,341	3.6%
United Microelectronics Corp.	51,000	19,478	0.4

		386,666

United Kingdom
3i Group plc	47,869	534,253	12.0
Ashtead Group plc	4,997	126,749	2.8
Auto Trader Group plc	26,051	156,341	3.5
Aviva plc	7,529	40,947	0.9
Barratt Developments plc	6,823	48,260	1.1
Berkeley Group Holdings plc	1,662	81,831	1.8
British Land Co. plc (The)	9,512	71,655	1.6
Burberry Group plc	5,097	120,488	2.7
easyJet plc	149	2,469	0.1
Experian plc	4,186	105,100	2.4
Fiat Chrysler Automobiles NV	26,812	458,804	10.3
Halma plc	4,005	73,660	1.7
Imperial Brands plc	3,681	122,187	2.7
InterContinental Hotels Group plc	2,363	134,284	3.0
ITV plc	96,399	163,635	3.7
J Sainsbury plc	6,869	25,721	0.6
Kingfisher plc	14,563	42,544	1.0
Land Securities Group plc	22,473	255,571	5.7
Legal & General Group plc	126,062	429,481	9.6
Lloyds Banking Group plc	411,403	313,639	7.0
Marks & Spencer Group plc	95,994	363,201	8.2
Meggitt plc	7,153	48,446	1.1
Next plc	2,511	159,696	3.6
Pearson plc	8,921	106,061	2.4
Persimmon plc	8,250	257,364	5.8
Prudential plc	1,609	31,466	0.7
Royal Mail plc	38,948	137,230	3.1
Schroders plc	565	19,382	0.4
Smith & Nephew plc	963	18,142	0.4
Taylor Wimpey plc	103,056	223,451	5.0
Unilever plc	142	7,460	0.2
Wm Morrison Supermarkets plc	8,280	25,462	0.6

		4,704,980

United States
Bristol-Myers Squibb Co.	316	15,601	0.4
Celanese Corp.	39	3,735	0.1
CIT Group, Inc.	60	2,771	0.1
Citizens Financial Group, Inc.	517	17,537	0.4
Comerica, Inc.	79	6,220	0.1
Commerce Bancshares, Inc.	491	29,362	0.7
Cullen/Frost Bankers, Inc.	29	2,821	0.1
Duke Realty Corp.	343	10,029	0.2
East West Bancorp, Inc.	259	13,033	0.3
Equity Residential	374	27,137	0.6
Essex Property Trust, Inc.	29	7,865	0.2
Extra Space Storage, Inc.	208	20,511	0.5
Federal Realty Investment Trust	19	2,519	0.1
Ferguson plc	3,442	230,487	5.2
Gaming and Leisure Properties, Inc.	630	23,625	0.5
Host Hotels & Resorts, Inc.	85	1,535	0.0
IDEX Corp.	124	17,095	0.4
Jones Lang LaSalle, Inc.	96	13,767	0.3
Lamar Advertising Co.	17	1,266	0.0
Lennox International, Inc.	134	30,724	0.7
Lincoln Electric Holdings, Inc.	59	5,100	0.1
LPL Financial Holdings, Inc.	250	17,593	0.4
Masco Corp.	345	11,181	0.3
National Retail Properties, Inc.	286	15,075	0.3

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Omnicom Group, Inc.	124	$9,657	0.2%
Park Hotels & Resorts, Inc.	579	17,411	0.4
PulteGroup, Inc.	46	1,279	0.0
Regions Financial Corp.	268	4,066	0.1
Snap-on, Inc.	102	16,931	0.4
Steel Dynamics, Inc.	202	7,391	0.2
SunTrust Banks, Inc.	207	12,300	0.3
Torchmark Corp.	128	10,721	0.2
Western Digital Corp.	278	12,507	0.3
Western Union Co. (The)	2,406	43,909	1.0

		662,761

Total Reference Entity — Long		32,316,478

Reference Entity — Short

Belgium
Anheuser-Busch InBev SA/NV	(2,720)	(207,817)	(4.7)
Galapagos NV	(5,068)	(521,471)	(11.7)
KBC Group NV	(4,492)	(304,962)	(6.8)
Umicore SA	(4,146)	(175,282)	(3.9)

		(1,209,532)

Canada
Barrick Gold Corp.	(16,000)	(188,870)	(4.2)

Chile
Antofagasta plc	(16,231)	(185,552)	(4.2)

China
AAC Technologies Holdings, Inc.	(50,000)	(313,818)	(7.0)
Brilliance China Automotive Holdings Ltd.	(368,000)	(348,434)	(7.8)
China Life Insurance Co. Ltd.	(25,000)	(62,080)	(1.4)
China Pacific Insurance Group Co. Ltd.	(23,200)	(81,697)	(1.8)
China Resources Beer Holdings Co. Ltd.	(22,000)	(77,324)	(1.7)
ENN Energy Holdings Ltd.	(17,500)	(167,609)	(3.8)
PICC Property & Casualty Co. Ltd.	(144,000)	(149,121)	(3.3)
Ping An Insurance Group Co. of China Ltd.	(41,000)	(399,158)	(9.0)
Sunny Optical Technology Group Co. Ltd.	(7,900)	(78,401)	(1.8)

		(1,677,642)

Denmark
Ambu A/S	(2,979)	(79,362)	(1.8)
AP Moller — Maersk A/S	(177)	(236,717)	(5.3)
Chr Hansen Holding A/S	(1,662)	(157,833)	(3.5)
Danske Bank A/S	(1,090)	(20,195)	(0.5)
Genmab A/S	(1,799)	(262,247)	(5.9)
Orsted A/S	(908)	(65,614)	(1.5)

		(821,968)

Finland
Fortum OYJ	(8,023)	(182,346)	(4.1)
Kone OYJ	(4,420)	(214,914)	(4.8)
Nokia Corp.	(60,193)	(380,279)	(8.5)
Nokian Renkaat OYJ	(906)	(30,142)	(0.7)
Nordea Bank Abp	(4,937)	(44,933)	(1.0)
Sampo OYJ	(734)	(33,628)	(0.8)

		(886,242)

France
Aeroports de Paris	(166)	(31,756)	(0.7)
Airbus SE	(2,064)	(237,897)	(5.3)
Alstom SA	(258)	(10,379)	(0.2)
Amundi SA	(798)	(45,915)	(1.0)
Bouygues SA	(3,607)	(127,663)	(2.9)
Carrefour SA	(305)	(6,032)	(0.1)
Danone SA	(2,023)	(147,217)	(3.3)

	Shares	Value	% of Basket Value

France (continued)
Edenred	(2,442)	$(98,893)	(2.2	) %
Electricite de France SA	(691)	(11,438)	(0.3)
EssilorLuxottica SA	(3,104)	(393,212)	(8.8)
Getlink	(6,697)	(97,942)	(2.2)
Hermes International	(41)	(24,571)	(0.6)
Iliad SA	(2,188)	(250,510)	(5.6)
Natixis SA	(39,037)	(200,107)	(4.5)
Orpea	(656)	(65,032)	(1.5)
Remy Cointreau SA	(1,123)	(130,413)	(2.9)
Renault SA	(3,380)	(239,186)	(5.4)
Sodexo SA	(995)	(103,581)	(2.3)
Suez	(11,469)	(146,830)	(3.3)
Unibail-Rodamco-Westfield	(1,967)	(353,769)	(7.9)

		(2,722,343)

Germany
1&1 Drillisch AG	(5,267)	(219,147)	(4.9)
Bayerische Motoren Werke AG	(1,361)	(114,665)	(2.6)
Commerzbank AG	(34,645)	(249,353)	(5.6)
Daimler AG (Registered)	(3,892)	(230,558)	(5.2)
Fraport AG Frankfurt Airport Services Worldwide	(537)	(42,441)	(1.0)
Fresenius Medical Care AG & Co. KGaA	(383)	(28,170)	(0.6)
HeidelbergCement AG	(94)	(6,509)	(0.1)
LANXESS AG	(1,102)	(60,655)	(1.4)
SAP SE	(631)	(65,249)	(1.5)
Siemens AG (Registered)	(709)	(77,847)	(1.7)
Symrise AG	(1,090)	(90,537)	(2.0)
thyssenkrupp AG NPV	(18,369)	(326,456)	(7.3)
United Internet AG (Registered)	(4,944)	(196,159)	(4.4)
Vonovia SE	(10)	(503)	0.0
Wirecard AG	(431)	(71,468)	(1.6)

		(1,779,717)

Hong Kong
AIA Group Ltd.	(18,000)	(162,531)	(3.6)

Italy
Atlantia SpA	(3,015)	(71,362)	(1.6)
Davide Campari-Milano SpA	(16,249)	(145,990)	(3.3)
Intesa Sanpaolo SpA	(69,154)	(158,233)	(3.6)
Mediobanca Banca di Credito Finanziario SpA	(4,307)	(37,534)	(0.8)
Prysmian SpA	(14,583)	(313,291)	(7.0)
Saipem SpA	(31,857)	(151,449)	(3.4)

		(877,859)

Japan
Asahi Group Holdings Ltd.	(6,500)	(272,282)	(6.1)
Chubu Electric Power Co., Inc.	(5,200)	(82,308)	(1.8)
Chugai Pharmaceutical Co. Ltd.	(2,000)	(118,093)	(2.7)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,100)	(64,865)	(1.5)
Daiichi Sankyo Co. Ltd.	(3,300)	(114,470)	(2.6)
Daiwa Securities Group, Inc.	(9,000)	(44,885)	(1.0)
Disco Corp.	(400)	(59,382)	(1.3)
Idemitsu Kosan Co. Ltd.	(700)	(24,701)	(0.6)
IHI Corp.	(800)	(25,337)	(0.6)
Japan Post Bank Co. Ltd.	(5,600)	(65,178)	(1.5)
Japan Post Holdings Co. Ltd.	(11,700)	(143,828)	(3.2)
Komatsu Ltd.	(7,500)	(197,491)	(4.4)
Kyocera Corp.	(4,600)	(259,085)	(5.8)
Makita Corp.	(700)	(24,802)	(0.6)
MINEBEA MITSUMI, Inc.	(8,400)	(138,172)	(3.1)
MISUMI Group, Inc.	(1,400)	(32,045)	(0.7)
Mitsubishi UFJ Financial Group, Inc.	(67,000)	(359,383)	(8.1)
Mizuho Financial Group, Inc.	(44,100)	(72,384)	(1.6)
Murata Manufacturing Co. Ltd.	(2,100)	(315,453)	(7.1)

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Nexon Co. Ltd.	(2,800)	$(42,598)	(1.0	) %
NGK Insulators Ltd.	(2,500)	(38,446)	(0.9)
Nidec Corp.	(1,300)	(156,336)	(3.5)
Nintendo Co. Ltd.	(500)	(151,644)	(3.4)
Nippon Steel & Sumitomo Metal Corp.	(2,600)	(48,148)	(1.1)
Nomura Holdings, Inc.	(3,700)	(14,448)	(0.3)
NTT Data Corp.	(5,200)	(61,990)	(1.4)
Ono Pharmaceutical Co. Ltd.	(7,100)	(155,107)	(3.5)
Oriental Land Co. Ltd.	(500)	(51,267)	(1.2)
Renesas Electronics Corp.	(9,300)	(53,619)	(1.2)
Resona Holdings, Inc.	(36,300)	(183,409)	(4.1)
Ricoh Co. Ltd.	(3,800)	(40,481)	(0.9)
Rohm Co. Ltd.	(300)	(21,174)	(0.5)
SBI Holdings, Inc.	(3,400)	(72,630)	(1.6)
Sekisui House Ltd.	(6,500)	(97,145)	(2.2)
Seven & i Holdings Co. Ltd.	(1,800)	(78,377)	(1.8)
Shimano, Inc.	(400)	(56,127)	(1.3)
Shin-Etsu Chemical Co. Ltd.	(2,200)	(185,497)	(4.2)
SoftBank Group Corp.	(5,800)	(456,830)	(10.3)
Sumitomo Metal Mining Co. Ltd.	(8,700)	(251,629)	(5.6)
Sumitomo Mitsui Trust Holdings, Inc.	(2,400)	(90,910)	(2.0)
Sysmex Corp.	(2,300)	(128,218)	(2.9)
TDK Corp.	(3,600)	(284,890)	(6.4)
Terumo Corp.	(1,600)	(91,347)	(2.1)
Tokyu Corp.	(14,300)	(244,738)	(5.5)
Toyota Motor Corp.	(2,500)	(153,875)	(3.5)
Tsuruha Holdings, Inc.	(200)	(18,513)	(0.4)
Unicharm Corp.	(5,600)	(173,307)	(3.9)
Yamaha Corp.	(100)	(4,376)	(0.1)

		(5,821,220)

Jordan
Hikma Pharmaceuticals plc	(1,845)	(39,033)	(0.9)

Luxembourg
Eurofins Scientific SE	(452)	(181,653)	(4.1)

Netherlands
Aegon NV	(30,609)	(157,690)	(3.5)
Akzo Nobel NV COMMON	(746)	(64,206)	(1.4)
Heineken NV	(1,340)	(120,358)	(2.7)
Koninklijke Vopak NV	(10,733)	(545,442)	(12.2)
NN Group NV	(9,925)	(419,107)	(9.4)
Royal Dutch Shell plc	(6,874)	(213,429)	(4.8)

		(1,520,232)

Norway
Aker BP ASA	(4,483)	(149,375)	(3.4)
Marine Harvest ASA	(6,932)	(153,132)	(3.4)
Norsk Hydro ASA	(20,736)	(96,133)	(2.2)
Orkla ASA	(2,516)	(20,335)	(0.5)
Yara International ASA	(6,077)	(251,291)	(5.6)

		(670,266)

Singapore
DBS Group Holdings Ltd.	(13,300)	(237,040)	(5.3)
Singapore Telecommunications Ltd.	(37,700)	(84,765)	(1.9)

		(321,805)

Spain
Bankia SA	(131,407)	(383,048)	(8.6)
Ferrovial SA	(4,909)	(110,084)	(2.5)
Grifols SA	(4,275)	(111,519)	(2.5)
Merlin Properties Socimi SA	(23,764)	(318,813)	(7.2)

		(923,464)

Sweden
Assa Abloy AB	(6,867)	(127,960)	(2.9)

	Shares	Value	% of Basket Value

Sweden (continued)
Epiroc AB	(9,781)	$(93,920)	(2.1	) %
Essity AB	(1,628)	(45,044)	(1.0)
Hexagon AB	(3,132)	(153,379)	(3.4)
Kinnevik AB	(4,405)	(107,631)	(2.4)
Tele2 AB	(8,259)	(103,397)	(2.3)

		(631,331)

Switzerland
Cie Financiere Richemont SA (Registered)	(3,446)	(237,526)	(5.3)
Clariant AG (Registered)	(6,759)	(134,254)	(3.0)
Credit Suisse Group AG (Registered)	(9,069)	(110,237)	(2.5)
EMS-Chemie Holding AG (Registered)	(9)	(4,495)	(0.1)
Givaudan SA (Registered)	(21)	(50,947)	(1.1)
Glencore plc	(15,622)	(63,524)	(1.4)
Julius Baer Group Ltd.	(3,133)	(125,922)	(2.8)
LafargeHolcim Ltd. (Registered)	(1,583)	(74,445)	(1.7)
Sika AG (Registered)	(620)	(81,875)	(1.8)
Vifor Pharma AG	(2,457)	(312,713)	(7.0)

		(1,195,938)

United Arab Emirates
NMC Health plc	(7,470)	(252,879)	(5.7)

United Kingdom
Admiral Group plc	(2,201)	(59,850)	(1.3)
ASOS plc	(228)	(9,887)	(0.2)
AstraZeneca plc	(2,250)	(162,994)	(3.7)
BP plc	(3,853)	(26,320)	(0.6)
CNH Industrial NV	(14,473)	(142,251)	(3.2)
Croda International plc	(1,195)	(75,659)	(1.7)
DCC plc	(2,608)	(213,500)	(4.8)
Diageo plc	(63)	(2,404)	(0.1)
DS Smith plc	(42,287)	(187,538)	(4.2)
easyJet plc	(7,245)	(120,044)	(2.7)
GVC Holdings plc	(45,335)	(399,483)	(9.0)
HSBC Holdings plc	(9,822)	(82,704)	(1.9)
Informa plc	(14,702)	(130,588)	(2.9)
Intertek Group plc	(1,710)	(110,345)	(2.5)
Johnson Matthey plc	(1,630)	(65,118)	(1.5)
Just Eat plc	(34,097)	(311,595)	(7.0)
London Stock Exchange Group plc	(1,891)	(113,727)	(2.6)
Melrose Industries plc	(323,478)	(716,999)	(16.1)
Micro Focus International plc	(34,719)	(661,922)	(14.9)
National Grid plc	(15,462)	(168,372)	(3.8)
Ocado Group plc	(14,606)	(190,032)	(4.3)
Reckitt Benckiser Group plc	(136)	(10,464)	(0.2)
RELX plc	(3,130)	(69,328)	(1.6)
Rentokil Initial plc	(8,380)	(37,007)	(0.8)
Rightmove plc	(15,191)	(94,069)	(2.1)
Rolls-Royce Holdings plc	(5,437)	(63,197)	(1.4)
Royal Bank of Scotland Group plc	(64,921)	(205,943)	(4.6)
RSA Insurance Group plc	(34,919)	(235,452)	(5.3)
Smiths Group plc	(866)	(16,445)	(0.4)
Spirax-Sarco Engineering plc	(742)	(62,403)	(1.4)
Standard Chartered plc	(21,097)	(170,150)	(3.8)
Tesco plc	(53,893)	(157,769)	(3.5)
Unilever NV	(1,562)	(83,645)	(1.9)
Weir Group plc (The)	(9,300)	(184,044)	(4.1)
Whitbread plc	(3,614)	(231,568)	(5.2)
WPP plc	(2,817)	(32,236)	(0.7)

		(5,605,052)

United States
AECOM	(623)	(19,070)	(0.4)
Aramark	(350)	(11,533)	(0.3)
Axalta Coating Systems Ltd.	(618)	(15,833)	(0.4)

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Catalent, Inc.	(368)	$(13,590)	(0.3	) %
Charles Schwab Corp. (The)	(377)	(17,632)	(0.4)
Coty, Inc.	(901)	(6,992)	(0.2)
DENTSPLY SIRONA, Inc.	(12)	(503)	0.0
FNF Group	(159)	(5,749)	(0.1)
General Electric Co.	(461)	(4,684)	(0.1)
Hanesbrands, Inc.	(1,095)	(16,414)	(0.4)
Invitation Homes, Inc.	(603)	(13,561)	(0.3)
Live Nation Entertainment, Inc.	(224)	(11,986)	(0.3)
New Residential Investment Corp.	(325)	(5,520)	(0.1)
PTC, Inc.	(250)	(21,199)	(0.5)
ServiceMaster Global Holdings, Inc.	(448)	(17,469)	(0.5)
Signature Bank	(28)	(3,566)	(0.1)
VEREIT, Inc.	(141)	(1,140)	0.0

		(186,441)

Total Reference Entity — Short		(27,861,570)

Net Value of Reference Entity — Deutsche Bank AG		$4,454,908

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of January 31, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
BHP Group plc	12,784	$285,629	7.7%
Rio Tinto plc	1,744	96,482	2.6

		382,111

Austria
OMV AG	424	21,082	0.6

Belgium
Ageas	269	12,508	0.3
Proximus SADP	2,663	71,490	1.9
Solvay SA	169	18,399	0.5
UCB SA	644	55,805	1.5

		158,202

Bermuda
RenaissanceRe Holdings Ltd.	707	97,587	2.6

China
Anhui Conch Cement Co. Ltd.	49,500	269,940	7.3
China Mobile Ltd.	6,500	68,363	1.9
China Petroleum & Chemical Corp.	140,000	117,067	3.2
China Taiping Insurance Holdings Co. Ltd.	9,400	25,949	0.7
China Telecom Corp. Ltd.	146,000	79,266	2.1
China Unicom Hong Kong Ltd.	50,000	57,274	1.6
CNOOC Ltd.	8,000	13,371	0.4
CSPC Pharmaceutical Group Ltd.	88,000	151,817	4.1
Hengan International Group Co. Ltd.	7,000	54,761	1.5
Sinopharm Group Co. Ltd.	6,000	26,814	0.7

		864,622

Denmark
Carlsberg A/S	1,614	184,777	5.0
H Lundbeck A/S	635	27,883	0.8
Novo Nordisk A/S	2,250	105,449	2.9

		318,109

	Shares	Value	% of Basket Value

Finland
Neste OYJ	156	$14,293	0.4%
Stora Enso OYJ	11,272	151,635	4.1
UPM-Kymmene OYJ	4,964	144,163	3.9

		310,091

France
Arkema SA	2,602	246,533	6.7
Capgemini SE	563	62,175	1.7
Cie Generale des Etablissements Michelin SCA	1,979	214,963	5.8
Eiffage SA	483	45,250	1.2
Engie SA	219	3,511	0.1
Faurecia SA	1,306	57,137	1.5
Kering SA	78	39,119	1.1
Legrand SA	2,186	129,513	3.5
L’Oreal SA	191	46,036	1.2
Orange SA	14,107	218,805	5.9
Peugeot SA	39,617	996,582	27.0
Publicis Groupe SA	1,104	67,410	1.8
Schneider Electric SE	260	18,492	0.5
Societe Generale SA	6,683	208,373	5.6
Ubisoft Entertainment SA	808	71,707	1.9

		2,425,606

Germany
Allianz SE (Registered)	682	144,702	3.9
Beiersdorf AG	73	7,307	0.2
Covestro AG	2,271	125,495	3.4
Deutsche Post AG (Registered)	1,300	38,397	1.0
MTU Aero Engines AG	244	52,617	1.4
ProSiebenSat.1 Media SE	1,148	20,492	0.6

		389,010

Hong Kong
CK Asset Holdings Ltd.	36,500	307,287	8.3
CLP Holdings Ltd.	8,000	93,177	2.5
Hong Kong & China Gas Co. Ltd.	18,000	39,115	1.1
Power Assets Holdings Ltd.	71,000	478,294	13.0
Sino Biopharmaceutical Ltd.	348,000	294,387	8.0
Sun Hung Kai Properties Ltd.	1,000	16,773	0.5
Techtronic Industries Co. Ltd.	32,500	189,720	5.1

		1,418,753

Ireland
AerCap Holdings NV	3,280	155,013	4.2

Italy
A2A SpA	9,490	17,316	0.5
Assicurazioni Generali SpA	643	11,257	0.3
Enel SpA	5,308	32,081	0.9
Eni SpA	1,963	33,284	0.9
Moncler SpA	565	21,264	0.6
Recordati SpA	1,246	45,151	1.2
Terna Rete Elettrica Nazionale SpA	11,756	72,453	2.0

		232,806

Japan
Aisin Seiki Co. Ltd.	1,000	39,535	1.1
Asahi Glass Co. Ltd.	5,600	189,786	5.1
Astellas Pharma, Inc.	10,600	157,285	4.3
Bandai Namco Holdings, Inc.	1,700	75,100	2.0
Bridgestone Corp.	5,900	227,099	6.2
Canon, Inc.	12,800	368,131	10.0
Central Japan Railway Co.	100	21,612	0.6
Dai-ichi Life Holdings, Inc.	3,900	63,324	1.7
Daikin Industries Ltd.	300	32,472	0.9

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Daito Trust Construction Co. Ltd.	1,400	$194,449	5.3%
Daiwa House Industry Co. Ltd.	4,800	155,622	4.2
Hitachi Ltd.	2,700	84,938	2.3
Hoya Corp.	800	46,430	1.3
Inpex Corp.	2,400	23,070	0.6
Isuzu Motors Ltd.	1,400	20,825	0.6
Japan Tobacco, Inc.	2,200	55,695	1.5
JFE Holdings, Inc.	6,100	107,527	2.9
Kajima Corp.	25,000	355,617	9.6
Kikkoman Corp.	4,000	212,799	5.8
Kirin Holdings Co. Ltd.	2,800	66,847	1.8
Konami Holdings Corp.	200	9,185	0.2
Lawson, Inc.	700	43,149	1.2
MEIJI Holdings Co. Ltd.	300	23,198	0.6
Mitsubishi Heavy Industries Ltd.	900	34,799	0.9
Mitsui Chemicals, Inc.	1,200	30,126	0.8
MS&AD Insurance Group Holdings, Inc.	5,100	150,978	4.1
Nippon Telegraph & Telephone Corp.	6,100	262,228	7.1
Nitto Denko Corp.	700	39,596	1.1
NSK Ltd.	2,900	28,286	0.8
NTT DOCOMO, Inc.	16,400	394,040	10.7
Obayashi Corp.	2,700	25,691	0.7
Olympus Corp.	1,700	69,736	1.9
ORIX Corp.	14,500	218,715	5.9
Osaka Gas Co. Ltd.	1,000	19,798	0.5
Otsuka Corp.	3,900	126,235	3.4
Pola Orbis Holdings, Inc.	1,800	53,837	1.5
Shimadzu Corp.	900	20,698	0.6
Shiseido Co. Ltd.	2,100	124,922	3.4
Sompo Holdings, Inc.	100	3,770	0.1
Sony Corp.	2,400	120,257	3.3
Subaru Corp.	3,900	91,580	2.5
Sumitomo Corp.	2,800	43,354	1.2
Suzuki Motor Corp.	6,600	344,656	9.3
T&D Holdings, Inc.	800	9,931	0.3
Taisei Corp.	800	37,666	1.0
Tokio Marine Holdings, Inc.	1,400	68,552	1.9
Tokyo Gas Co. Ltd.	700	18,407	0.5

		4,911,553

Luxembourg
ArcelorMittal	3,756	86,753	2.4

Macau
Sands China Ltd.	4,000	19,189	0.5

Netherlands
ASR Nederland NV	600	25,307	0.7
EXOR NV	1,766	112,904	3.1
ING Groep NV	1,177	13,966	0.4
Koninklijke Ahold Delhaize NV	4,020	105,911	2.9
Koninklijke Philips NV	1,254	49,439	1.3
Randstad NV	2,684	129,381	3.5
Wolters Kluwer NV	938	58,335	1.6

		495,243

Norway
Equinor ASA	2,286	52,272	1.4
Telenor ASA	380	7,194	0.2

		59,466

Portugal
Galp Energia SGPS SA	2,835	44,296	1.2
Jeronimo Martins SGPS SA	4,015	56,901	1.5

		101,197

	Shares	Value	% of Basket Value

Singapore
Mapletree Industrial Trust	59,600	$88,696	2.4%

South Africa
Anglo American plc	2,520	64,401	1.7
Mondi plc	4,375	105,801	2.9

		170,202

South Korea
Hyundai Development Co-Engineering & Construction	138	2,323	0.1
KB Financial Group, Inc.	1,617	69,478	1.9
Kia Motors Corp.	8,220	268,778	7.3
LG Household & Health Care Ltd.	209	237,795	6.4
LG Uplus Corp.	6,826	92,780	2.5
NCSoft Corp.	236	99,376	2.7
POSCO	386	95,285	2.6
Samsung Electro-Mechanics Co. Ltd.	3,752	367,189	10.0
Samsung Electronics Co. Ltd.	2,489	103,777	2.8
Samsung SDS Co. Ltd.	1,197	241,581	6.5
Shinhan Financial Group Co. Ltd.	1,860	71,941	1.9
SK Holdings Co. Ltd.	264	62,710	1.7
SK Hynix, Inc.	980	65,532	1.8
SK Telecom Co. Ltd.	1,299	300,729	8.1
Woori Bank	1,895	25,519	0.7

		2,104,793

Spain
ACS Actividades de Construccion y Servicios SA	5,416	113,554	3.1
Banco Bilbao Vizcaya Argentaria SA	34,009	201,849	5.5
Bankinter SA	2,436	19,021	0.5
CaixaBank SA	10,656	40,301	1.1
Endesa SA	3,273	81,863	2.2

		456,588

Sweden
Hennes & Mauritz AB	3,470	53,993	1.5
Sandvik AB	1,596	25,504	0.7
SKF AB	807	13,593	0.4
Svenska Cellulosa AB SCA	2,579	22,685	0.6
Swedish Match AB	1,945	87,140	2.4

		202,915

Switzerland
Adecco Group AG (Registered)	2,809	140,762	3.8
Baloise Holding AG (Registered)	365	56,530	1.5
Geberit AG (Registered)	393	153,636	4.2
Kuehne + Nagel International AG (Registered)	3	406	0.0
Logitech International SA (Registered)	1,181	43,086	1.2
Novartis AG (Registered)	401	35,008	0.9
Partners Group Holding AG	257	176,766	4.8
SGS SA (Registered)	115	277,615	7.5
STMicroelectronics NV	1,220	19,464	0.5
Straumann Holding AG (Registered)	214	155,369	4.2
Swiss Life Holding AG (Registered)	60	24,753	0.7
Swiss Re AG	746	71,545	1.9
Swisscom AG (Registered)	76	36,427	1.0
Temenos Group AG (Registered)	210	28,347	0.8
Zurich Insurance Group AG	1,342	421,191	11.4

		1,640,905

Taiwan
Catcher Technology Co. Ltd.	11,000	84,678	2.3
CTBC Financial Holding Co. Ltd.	1,653,000	1,125,599	30.5
Formosa Chemicals & Fibre Corp.	46,000	160,087	4.3
Formosa Plastics Corp.	8,000	26,772	0.7

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Taiwan (continued)
Globalwafers Co. Ltd.	10,000	$98,887	2.7%
Nanya Technology Corp.	82,000	166,534	4.5
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	118,688	3.2
Uni-President Enterprises Corp.	54,000	127,963	3.5
United Microelectronics Corp.	684,000	261,232	7.1
Yageo Corp.	17,000	185,884	5.0

		2,356,324

United Kingdom
3i Group plc	9,359	104,453	2.8
Aviva plc	25,461	138,473	3.8
Barratt Developments plc	15,775	111,579	3.0
Berkeley Group Holdings plc	3,189	157,016	4.3
British Land Co. plc (The)	23,391	176,207	4.8
Burberry Group plc	608	14,372	0.4
Experian plc	6,407	160,864	4.4
Imperial Brands plc	78	2,589	0.1
InterContinental Hotels Group plc	1,016	57,737	1.6
ITV plc	8,653	14,688	0.4
J Sainsbury plc	6,288	23,545	0.6
Kingfisher plc	18,791	54,895	1.5
Legal & General Group plc	2,352	8,013	0.2
Lloyds Banking Group plc	143,588	109,466	3.0
Next plc	1,866	118,675	3.2
Pearson plc	7,849	93,316	2.5
Persimmon plc	2,691	83,947	2.3
Royal Mail plc	3,040	10,711	0.3
Schroders plc	4,460	152,996	4.1
Smith & Nephew plc	5,972	112,505	3.0
SSE plc	350	5,381	0.1
Taylor Wimpey plc	5,518	11,964	0.3
Wm Morrison Supermarkets plc	2,218	6,821	0.2

		1,730,213

United States
AbbVie, Inc.	325	26,094	0.7
Activision Blizzard, Inc.	1,982	93,630	2.5
Acuity Brands, Inc.	414	50,057	1.4
Advance Auto Parts, Inc.	199	31,681	0.9
AES Corp.	3,369	55,218	1.5
Aflac, Inc.	5,248	250,330	6.8
Agilent Technologies, Inc.	559	42,512	1.2
Akamai Technologies, Inc.	316	20,572	0.6
Allison Transmission Holdings, Inc.	11,287	549,338	14.9
Allstate Corp. (The)	1,381	121,348	3.3
Ally Financial, Inc.	3,764	98,090	2.7
Alphabet, Inc.	77	86,694	2.3
Altria Group, Inc.	242	11,943	0.3
Ameren Corp.	702	48,677	1.3
American Electric Power Co., Inc.	15	1,187	0.0
American Financial Group, Inc.	2,182	208,141	5.6
Ameriprise Financial, Inc.	712	90,139	2.4
AMETEK, Inc.	547	39,876	1.1
Anadarko Petroleum Corp.	2,587	122,443	3.3
Annaly Capital Management, Inc.	8,655	90,358	2.4
Anthem, Inc.	230	69,690	1.9
Apache Corp.	2,350	77,127	2.1
Apartment Investment & Management Co.	1,065	52,739	1.4
Applied Materials, Inc.	4,297	167,927	4.6
Athene Holding Ltd.	3,344	143,458	3.9
AutoZone, Inc.	18	15,252	0.4
Avery Dennison Corp.	1,119	116,880	3.2
Baxter International, Inc.	677	49,076	1.3
Best Buy Co., Inc.	3,182	188,502	5.1

	Shares	Value	% of Basket Value

United States (continued)
Biogen, Inc.	449	$149,867	4.1%
Boeing Co. (The)	91	35,091	1.0
Booz Allen Hamilton Holding Corp.	610	29,969	0.8
BorgWarner, Inc.	917	37,505	1.0
Boston Properties, Inc.	409	53,935	1.5
Bristol-Myers Squibb Co.	148	7,307	0.2
Brixmor Property Group, Inc.	1,921	32,907	0.9
Cabot Oil & Gas Corp.	807	20,135	0.5
Carnival Corp.	970	55,853	1.5
CBS Corp. (Non-Voting)	1,086	53,714	1.5
Celanese Corp.	430	41,177	1.1
Celgene Corp.	445	39,365	1.1
CenterPoint Energy, Inc.	6,422	198,568	5.4
CH Robinson Worldwide, Inc.	530	45,988	1.2
Chemours Co. (The)	4,959	177,284	4.8
Chevron Corp.	1,232	141,249	3.8
Church & Dwight Co., Inc.	898	58,020	1.6
Cimarex Energy Co.	607	45,731	1.2
Cintas Corp.	70	13,126	0.4
Cisco Systems, Inc.	14	662	0.0
CIT Group, Inc.	1,426	65,867	1.8
Citrix Systems, Inc.	5,850	599,859	16.3
CMS Energy Corp.	72	3,754	0.1
Comcast Corp.	1,169	42,750	1.2
Comerica, Inc.	567	44,646	1.2
Commerce Bancshares, Inc.	421	25,176	0.7
ConocoPhillips	1,579	106,883	2.9
Crane Co.	644	53,297	1.4
CubeSmart	3,287	101,733	2.8
Cullen/Frost Bankers, Inc.	48	4,669	0.1
Cummins, Inc.	2,539	373,512	10.1
Curtiss-Wright Corp.	304	34,510	0.9
Darden Restaurants, Inc.	681	71,457	1.9
Delta Air Lines, Inc.	2,107	104,149	2.8
Devon Energy Corp.	4,446	118,486	3.2
Discover Financial Services	664	44,813	1.2
Domino’s Pizza, Inc.	310	87,956	2.4
DTE Energy Co.	1,048	123,402	3.3
Duke Realty Corp.	505	14,766	0.4
E*TRADE Financial Corp.	2,162	100,879	2.7
East West Bancorp, Inc.	179	9,007	0.2
Eastman Chemical Co.	506	40,794	1.1
Edwards Lifesciences Corp.	296	50,444	1.4
Eli Lilly & Co.	162	19,417	0.5
Entergy Corp.	266	23,725	0.6
EOG Resources, Inc.	1,345	133,424	3.6
Equity Residential	158	11,464	0.3
Essex Property Trust, Inc.	275	74,580	2.0
Estee Lauder Cos., Inc. (The)	799	109,000	3.0
Exelon Corp.	3,082	147,196	4.0
Expeditors International of Washington, Inc.	1,065	73,804	2.0
Extra Space Storage, Inc.	823	81,156	2.2
F5 Networks, Inc.	942	151,615	4.1
Fair Isaac Corp.	270	60,804	1.6
Federal Realty Investment Trust	347	46,002	1.2
Ferguson plc	5,264	352,494	9.6
Fifth Third Bancorp	2,129	57,100	1.5
FirstEnergy Corp.	576	22,579	0.6
FLIR Systems, Inc.	1,119	54,697	1.5
Foot Locker, Inc.	891	49,798	1.3
Fortinet, Inc.	172	13,170	0.4
Freeport-McMoRan, Inc.	1,614	18,787	0.5
Gaming and Leisure Properties, Inc.	734	27,525	0.7

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Gap, Inc. (The)	5,635	$143,354	3.9%
Gentex Corp.	557	11,797	0.3
Gilead Sciences, Inc.	2,411	168,794	4.6
Goodyear Tire & Rubber Co. (The)	903	19,135	0.5
Graco, Inc.	2,700	116,991	3.2
Halliburton Co.	2,036	63,849	1.7
Hanover Insurance Group, Inc. (The)	535	61,011	1.7
Hartford Financial Services Group, Inc. (The)	256	12,012	0.3
HCA Healthcare, Inc.	3,030	422,473	11.4
HD Supply Holdings, Inc.	1,154	48,399	1.3
Hershey Co. (The)	305	32,360	0.9
Hewlett Packard Enterprise Co.	2,557	39,864	1.1
Hill-Rom Holdings, Inc.	189	18,904	0.5
HollyFrontier Corp.	1,675	94,369	2.6
Home Depot, Inc. (The)	757	138,932	3.8
Honeywell International, Inc.	412	59,176	1.6
Host Hotels & Resorts, Inc.	5,854	105,723	2.9
HP, Inc.	15,385	338,932	9.2
Huntsman Corp.	3,864	84,892	2.3
IDEXX Laboratories, Inc.	747	158,947	4.3
Illinois Tool Works, Inc.	277	38,035	1.0
Ingersoll-Rand plc	214	21,409	0.6
Ingredion, Inc.	107	10,593	0.3
Intel Corp.	1,765	83,167	2.3
International Business Machines Corp.	514	69,092	1.9
Interpublic Group of Cos., Inc. (The)	1,062	24,160	0.7
Intuit, Inc.	278	59,998	1.6
KAR Auction Services, Inc.	654	34,015	0.9
Kellogg Co.	275	16,228	0.4
KLA-Tencor Corp.	2,946	313,955	8.5
Kohl’s Corp.	445	30,567	0.8
Kroger Co. (The)	2,282	64,649	1.8
Lam Research Corp.	1,420	240,804	6.5
Lamar Advertising Co.	707	52,636	1.4
Lear Corp.	253	38,944	1.1
Lennox International, Inc.	257	58,925	1.6
Liberty Media Corp-Liberty SiriusXM	1,074	42,917	1.2
Lincoln Electric Holdings, Inc.	905	78,228	2.1
LyondellBasell Industries NV	5,027	437,198	11.8
M&T Bank Corp.	401	65,981	1.8
Macy’s, Inc.	4,084	107,409	2.9
ManpowerGroup, Inc.	985	77,845	2.1
Marathon Oil Corp.	3,406	53,781	1.5
Masco Corp.	604	19,576	0.5
Maxim Integrated Products, Inc.	2,283	123,898	3.4
McKesson Corp.	978	125,428	3.4
Merck & Co., Inc.	3,814	283,876	7.7
Micron Technology, Inc.	5,240	200,273	5.4
Motorola Solutions, Inc.	228	26,655	0.7
National Retail Properties, Inc.	2,280	120,179	3.3
NetApp, Inc.	921	58,732	1.6
Nordstrom, Inc.	1,447	67,155	1.8
Nucor Corp.	2,605	159,530	4.3
OGE Energy Corp.	606	24,816	0.7
Omnicom Group, Inc.	2,140	166,663	4.5
O’Reilly Automotive, Inc.	113	38,947	1.1
Oshkosh Corp.	948	71,147	1.9
Packaging Corp. of America	1,389	131,010	3.6
Park Hotels & Resorts, Inc.	7,832	235,508	6.4
Parker-Hannifin Corp.	263	43,345	1.2
Paychex, Inc.	659	46,657	1.3
Pentair plc	1,344	55,359	1.5
Pfizer, Inc.	3,186	135,246	3.7

	Shares	Value	% of Basket Value

United States (continued)
Phillips 66	414	$39,500	1.1%
Progressive Corp. (The)	2,759	185,653	5.0
Prudential Financial, Inc.	2,120	195,337	5.3
PulteGroup, Inc.	4,604	128,037	3.5
PVH Corp.	262	28,587	0.8
Ralph Lauren Corp.	152	17,653	0.5
Regions Financial Corp.	5,125	77,746	2.1
Reinsurance Group of America, Inc.	184	26,579	0.7
Reliance Steel & Aluminum Co.	37	3,030	0.1
ResMed, Inc.	674	64,145	1.7
Robert Half International, Inc.	1,636	105,407	2.9
Rockwell Automation, Inc.	227	38,481	1.0
Ross Stores, Inc.	7	645	0.0
Seagate Technology plc	4,808	212,898	5.8
Sirius XM Holdings, Inc.	13,841	80,693	2.2
Snap-on, Inc.	254	42,161	1.1
Spirit AeroSystems Holdings, Inc.	82	6,839	0.2
Steel Dynamics, Inc.	4,159	152,178	4.1
STORE Capital Corp.	788	25,468	0.7
SunTrust Banks, Inc.	1,184	70,353	1.9
Sysco Corp.	1,561	99,670	2.7
Tapestry, Inc.	1,689	65,381	1.8
Target Corp.	289	21,097	0.6
Teledyne Technologies, Inc.	88	19,731	0.5
Teradyne, Inc.	1,429	51,430	1.4
Torchmark Corp.	446	37,357	1.0
Tractor Supply Co.	175	14,945	0.4
Tyson Foods, Inc.	982	60,805	1.6
UDR, Inc.	1,359	59,456	1.6
UGI Corp.	1,587	90,507	2.5
United Continental Holdings, Inc.	1,038	90,586	2.5
United Rentals, Inc.	54	6,764	0.2
UnitedHealth Group, Inc.	353	95,381	2.6
Unum Group	605	21,030	0.6
US Foods Holding Corp.	731	24,649	0.7
Valero Energy Corp.	3,481	305,701	8.3
VeriSign, Inc.	296	50,104	1.4
Verizon Communications, Inc.	1,081	59,520	1.6
VF Corp.	842	70,871	1.9
Viacom, Inc.	2,869	84,406	2.3
VMware, Inc.	1,442	217,843	5.9
Voya Financial, Inc.	4,432	205,778	5.6
WABCO Holdings, Inc.	522	59,628	1.6
Walgreens Boots Alliance, Inc.	813	58,747	1.6
Walmart, Inc.	616	59,031	1.6
Webster Financial Corp.	252	13,578	0.4
Western Digital Corp.	730	32,843	0.9
WW Grainger, Inc.	78	23,040	0.6
YUM! BRANDS, Inc.	208	19,548	0.5
Zions Bancorp	788	37,501	1.0

		17,760,346

Total Reference Entity — Long		38,957,375

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(683)	(248,612)	(6.7)

Belgium
Anheuser-Busch InBev SA/NV	(974)	(74,417)	(2.0)
KBC Group NV	(1,279)	(86,831)	(2.4)
Umicore SA	(1,706)	(72,125)	(2.0)

		(233,373)

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada
Barrick Gold Corp.	(10,607)	$(125,209)	(3.4	) %

Chile
Antofagasta plc	(9,358)	(106,980)	(2.9)

China
AAC Technologies Holdings, Inc.	(27,000)	(169,462)	(4.6)
Brilliance China Automotive Holdings Ltd.	(689,032)	(652,397)	(17.7)
BYD Co. Ltd.	(4,500)	(26,634)	(0.7)
China Evergrande Group	(22,018)	(69,448)	(1.9)
China Life Insurance Co. Ltd.	(77,000)	(191,208)	(5.2)
China Overseas Land & Investment Ltd.	(60,000)	(226,328)	(6.1)
China Pacific Insurance Group Co. Ltd.	(16,000)	(56,343)	(1.5)
China Resources Beer Holdings Co. Ltd.	(8,000)	(28,118)	(0.8)
ENN Energy Holdings Ltd.	(14,200)	(136,003)	(3.7)
PetroChina Co. Ltd.	(466,000)	(300,763)	(8.2)
PICC Property & Casualty Co. Ltd.	(167,000)	(172,939)	(4.7)
Semiconductor Manufacturing International Corp.	(236,193)	(223,197)	(6.0)
Sunac China Holdings Ltd.	(17,070)	(67,988)	(1.8)
Sunny Optical Technology Group Co. Ltd.	(31,500)	(312,612)	(8.5)

		(2,633,440)

Denmark
Ambu A/S	(10,306)	(274,556)	(7.4)
AP Moller — Maersk A/S	(132)	(176,535)	(4.8)
Orsted A/S	(674)	(48,705)	(1.3)

		(499,796)

Finland
Kone OYJ	(730)	(35,495)	(1.0)
Nokia Corp.	(3,449)	(21,790)	(0.6)
Nokian Renkaat OYJ	(965)	(32,105)	(0.9)
Sampo OYJ	(1,247)	(57,132)	(1.5)
Wartsila OYJ Abp	(10,694)	(174,619)	(4.7)

		(321,141)

France
Accor SA	(5,757)	(250,378)	(6.8)
Aeroports de Paris	(308)	(58,921)	(1.6)
Air Liquide SA	(2,559)	(310,661)	(8.4)
Amundi SA	(1,651)	(94,994)	(2.6)
Bouygues SA	(1,209)	(42,790)	(1.2)
Bureau Veritas SA	(6,341)	(140,871)	(3.8)
Carrefour SA	(2,817)	(55,709)	(1.5)
Electricite de France SA	(12,215)	(202,189)	(5.5)
EssilorLuxottica SA	(412)	(52,192)	(1.4)
Orpea	(8,974)	(889,627)	(24.1)
Rubis SCA	(51)	(3,044)	(0.1)
Unibail-Rodamco-Westfield	(92)	(16,546)	(0.4)

		(2,117,922)

Germany
1&1 Drillisch AG	(1,711)	(71,191)	(1.9)
Bayer AG (Registered)	(2,899)	(219,732)	(6.0)
Commerzbank AG	(4,881)	(35,130)	(1.0)
Daimler AG (Registered)	(5,241)	(310,471)	(8.4)
Deutsche Boerse AG	(557)	(74,163)	(2.0)
Deutsche Wohnen AG	(2,311)	(115,451)	(3.1)
GEA Group AG	(2,665)	(73,422)	(2.0)
Innogy SE	(506)	(23,973)	(0.6)
KION Group AG	(480)	(27,715)	(0.8)
Symrise AG	(3,639)	(302,259)	(8.2)
Telefonica Deutschland Holding AG	(20,665)	(72,449)	(2.0)
Uniper SE	(4,954)	(143,650)	(3.9)
Vonovia SE	(811)	(40,760)	(1.1)

	Shares	Value	% of Basket Value

Germany (continued)
Zalando SE	(9,139)	$(278,862)	(7.6	) %

		(1,789,228)

Hong Kong
AIA Group Ltd.	(37,800)	(341,316)	(9.2)
China Gas Holdings Ltd.	(230,800)	(736,716)	(20.0)
WH Group Ltd.	(135,000)	(115,767)	(3.1)

		(1,193,799)

Italy
Atlantia SpA	(151)	(3,574)	(0.1)
Leonardo SpA	(2,727)	(26,425)	(0.7)
Mediobanca Banca di Credito Finanziario SpA	(2,182)	(19,016)	(0.5)
Snam SpA	(4,277)	(20,424)	(0.6)

		(69,439)

Japan
ANA Holdings, Inc.	(2,200)	(81,092)	(2.2)
Chugai Pharmaceutical Co. Ltd.	(1,600)	(94,474)	(2.6)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,200)	(67,954)	(1.8)
Daiwa Securities Group, Inc.	(4,900)	(24,438)	(0.7)
Disco Corp.	(300)	(44,537)	(1.2)
Don Quijote Holdings Co. Ltd.	(4,200)	(244,235)	(6.6)
Hikari Tsushin, Inc.	(100)	(16,028)	(0.4)
Hitachi Construction Machinery Co. Ltd.	(1,000)	(25,397)	(0.7)
Honda Motor Co. Ltd.	(2,200)	(66,048)	(1.8)
Idemitsu Kosan Co. Ltd.	(500)	(17,644)	(0.5)
IHI Corp.	(400)	(12,669)	(0.3)
Japan Post Bank Co. Ltd.	(7,000)	(81,472)	(2.2)
Japan Post Holdings Co. Ltd.	(5,900)	(72,529)	(2.0)
Keyence Corp.	(200)	(102,923)	(2.8)
Kyocera Corp.	(2,100)	(118,278)	(3.2)
M3, Inc.	(21,200)	(306,827)	(8.3)
Makita Corp.	(1,100)	(38,975)	(1.1)
MINEBEA MITSUMI, Inc.	(1,500)	(24,674)	(0.7)
MISUMI Group, Inc.	(1,300)	(29,756)	(0.8)
Mitsubishi Motors Corp.	(11,300)	(70,209)	(1.9)
Mitsubishi UFJ Financial Group, Inc.	(12,200)	(65,440)	(1.8)
Mizuho Financial Group, Inc.	(4,400)	(7,222)	(0.2)
Nexon Co. Ltd.	(8,100)	(123,229)	(3.3)
NGK Insulators Ltd.	(1,700)	(26,143)	(0.7)
Nidec Corp.	(3,300)	(396,852)	(10.8)
Nintendo Co. Ltd.	(200)	(60,658)	(1.6)
Nomura Research Institute Ltd.	(1,300)	(53,199)	(1.4)
NTT Data Corp.	(18,700)	(222,927)	(6.0)
Obic Co. Ltd.	(400)	(37,907)	(1.0)
Ono Pharmaceutical Co. Ltd.	(1,200)	(26,215)	(0.7)
Oriental Land Co. Ltd.	(800)	(82,027)	(2.2)
Renesas Electronics Corp.	(10,400)	(59,961)	(1.6)
Resona Holdings, Inc.	(700)	(3,537)	(0.1)
Ricoh Co. Ltd.	(9,300)	(99,072)	(2.7)
Rohm Co. Ltd.	(300)	(21,174)	(0.6)
SBI Holdings, Inc.	(1,900)	(40,587)	(1.1)
Sekisui House Ltd.	(1,200)	(17,934)	(0.5)
Shimano, Inc.	(800)	(112,253)	(3.0)
SMC Corp.	(200)	(66,009)	(1.8)
SoftBank Group Corp.	(2,500)	(196,909)	(5.3)
Sumitomo Electric Industries Ltd.	(4,400)	(62,693)	(1.7)
Sumitomo Metal Mining Co. Ltd.	(1,800)	(52,061)	(1.4)
Sumitomo Mitsui Trust Holdings, Inc.	(200)	(7,576)	(0.2)
Suntory Beverage & Food Ltd.	(3,400)	(150,541)	(4.1)
Sysmex Corp.	(1,000)	(55,747)	(1.5)
TDK Corp.	(1,500)	(118,704)	(3.2)
Terumo Corp.	(400)	(22,837)	(0.6)
Tokyu Corp.	(5,100)	(87,284)	(2.4)

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Toray Industries, Inc.	(17,500)	$(129,694)	(3.5	) %
TOTO Ltd.	(2,300)	(89,319)	(2.4)
Toyota Industries Corp.	(500)	(24,771)	(0.7)
Toyota Motor Corp.	(3,600)	(221,580)	(6.0)
Tsuruha Holdings, Inc.	(1,000)	(92,566)	(2.5)
Yakult Honsha Co. Ltd.	(600)	(40,043)	(1.1)

		(4,414,830)

Luxembourg
Eurofins Scientific SE	(783)	(314,678)	(8.5)

Macau
Galaxy Entertainment Group Ltd.	(56,000)	(389,908)	(10.6)
Wynn Macau Ltd.	(9,600)	(23,566)	(0.6)

		(413,474)

Mexico
Fresnillo plc	(27,867)	(367,926)	(10.0)

Netherlands
Aegon NV	(33,750)	(173,871)	(4.7)
Akzo Nobel NV COMMON	(488)	(42,001)	(1.1)

		(215,872)

South Korea
Amorepacific Corp.	(309)	(50,533)	(1.4)
Celltrion Healthcare Co. Ltd.	(90)	(6,039)	(0.2)
Celltrion, Inc.	(724)	(143,348)	(3.9)
Netmarble Corp.	(819)	(79,046)	(2.1)
S-Oil Corp.	(403)	(37,947)	(1.0)

		(316,913)

Spain
Bankia SA	(10,800)	(31,482)	(0.9)
Cellnex Telecom SA	(358)	(10,088)	(0.3)
Ferrovial SA	(1,124)	(25,206)	(0.7)
Industria de Diseno Textil SA	(5,435)	(152,034)	(4.1)

		(218,810)

Sweden
Epiroc AB	(5,963)	(57,259)	(1.6)
Hexagon AB	(1,687)	(82,615)	(2.2)
Kinnevik AB	(138)	(3,372)	(0.1)
Svenska Handelsbanken AB	(17,616)	(191,571)	(5.2)

		(334,817)

Switzerland
Cie Financiere Richemont SA (Registered)	(279)	(19,231)	(0.5)
Credit Suisse Group AG (Registered)	(3,683)	(44,768)	(1.2)
Dufry AG (Registered)	(1,269)	(126,920)	(3.4)
Givaudan SA (Registered)	(12)	(29,113)	(0.8)
LafargeHolcim Ltd. (Registered)	(1,622)	(76,279)	(2.1)
Lonza Group AG (Registered)	(855)	(225,889)	(6.1)
UBS Group AG (Registered)	(37,942)	(491,869)	(13.3)
Vifor Pharma AG	(3,377)	(429,805)	(11.6)

		(1,443,874)

Taiwan
Cathay Financial Holding Co. Ltd.	(26,000)	(37,390)	(1.0)
Delta Electronics, Inc.	(19,792)	(98,896)	(2.7)
Hon Hai Precision Industry Co. Ltd.	(292,037)	(676,920)	(18.3)
Largan Precision Co. Ltd.	(1,612)	(204,963)	(5.6)

		(1,018,169)

United Arab Emirates
NMC Health plc	(637)	(21,564)	(0.6)

United Kingdom
CNH Industrial NV	(1,934)	(19,009)	(0.5)

	Shares	Value	% of Basket Value

United Kingdom (continued)
Croda International plc	(1,935)	$(122,511)	(3.3	) %
DCC plc	(1,262)	(103,312)	(2.8)
Informa plc	(63,600)	(564,915)	(15.3)
Intertek Group plc	(237)	(15,293)	(0.4)
Janus Henderson Group plc	(5,416)	(118,231)	(3.2)
John Wood Group plc	(4,411)	(31,307)	(0.8)
Just Eat plc	(19,946)	(182,276)	(4.9)
Melrose Industries plc	(52,571)	(116,525)	(3.2)
Ocado Group plc	(30,454)	(396,223)	(10.7)
RELX plc	(17,962)	(397,850)	(10.8)
Rentokil Initial plc	(10,175)	(44,934)	(1.2)
Royal Bank of Scotland Group plc	(49,679)	(157,592)	(4.3)
Standard Chartered plc	(2,267)	(18,284)	(0.5)
TechnipFMC plc	(3,290)	(75,538)	(2.0)
Tesco plc	(25,864)	(75,715)	(2.1)
Weir Group plc (The)	(3,190)	(63,129)	(1.7)

		(2,502,644)

United States
3M Co.	(70)	(14,021)	(0.4)
AECOM	(1,733)	(53,047)	(1.4)
Affiliated Managers Group, Inc.	(447)	(46,913)	(1.3)
AGNC Investment Corp.	(4,020)	(71,998)	(2.0)
Alcoa Corp.	(678)	(20,123)	(0.5)
Alkermes plc	(10)	(329)	0.0
Alleghany Corp.	(322)	(203,362)	(5.5)
Alnylam Pharmaceuticals, Inc.	(1,004)	(83,864)	(2.3)
American International Group, Inc.	(5,567)	(240,661)	(6.5)
American Tower Corp.	(17)	(2,938)	(0.1)
Amphenol Corp.	(2,039)	(179,269)	(4.9)
Antero Resources Corp.	(1,748)	(17,585)	(0.5)
Aon plc	(126)	(19,685)	(0.5)
Aramark	(3,920)	(129,164)	(3.5)
Arconic, Inc.	(6,907)	(129,990)	(3.5)
Arista Networks, Inc.	(127)	(27,277)	(0.7)
Arrow Electronics, Inc.	(238)	(18,076)	(0.5)
Arthur J Gallagher & Co.	(774)	(57,826)	(1.6)
Assurant, Inc.	(924)	(89,064)	(2.4)
athenahealth, Inc.	(220)	(29,643)	(0.8)
Atmos Energy Corp.	(354)	(34,561)	(0.9)
Axalta Coating Systems Ltd.	(3,015)	(77,244)	(2.1)
Baker Hughes a GE Co.	(12,402)	(292,315)	(7.9)
Ball Corp.	(379)	(19,814)	(0.5)
Becton Dickinson and Co.	(365)	(91,053)	(2.5)
Berkshire Hathaway, Inc.	(583)	(119,830)	(3.2)
BioMarin Pharmaceutical, Inc.	(2,852)	(279,981)	(7.6)
Bio-Techne Corp.	(137)	(23,901)	(0.6)
Black Knight, Inc.	(1,183)	(58,192)	(1.6)
Bluebird Bio, Inc.	(254)	(33,891)	(0.9)
Boston Scientific Corp.	(1,051)	(40,096)	(1.1)
Brown & Brown, Inc.	(1,898)	(51,550)	(1.4)
Caesars Entertainment Corp.	(9,681)	(88,484)	(2.4)
Campbell Soup Co.	(896)	(31,745)	(0.9)
Carlisle Cos., Inc.	(1,436)	(154,700)	(4.2)
CarMax, Inc.	(4,094)	(240,645)	(6.5)
CenturyLink, Inc.	(1,105)	(16,929)	(0.5)
Charles Schwab Corp. (The)	(686)	(32,084)	(0.9)
Charter Communications, Inc.	(187)	(61,906)	(1.7)
Cheniere Energy, Inc.	(569)	(37,355)	(1.0)
Chipotle Mexican Grill, Inc.	(283)	(149,880)	(4.1)
Cincinnati Financial Corp.	(213)	(17,279)	(0.5)
Coca-Cola Co. (The)	(43)	(2,070)	(0.1)
Cognex Corp.	(3,619)	(164,664)	(4.5)
Cognizant Technology Solutions Corp.	(434)	(30,241)	(0.8)

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
CommScope Holding Co., Inc.	(3,436)	$(71,847)	(1.9	) %
Constellation Brands, Inc.	(834)	(144,832)	(3.9)
Cooper Cos., Inc. (The)	(289)	(80,562)	(2.2)
Coty, Inc.	(675)	(5,238)	(0.1)
Crown Holdings, Inc.	(860)	(43,860)	(1.2)
CyrusOne, Inc.	(630)	(34,146)	(0.9)
DENTSPLY SIRONA, Inc.	(2,941)	(123,375)	(3.3)
Dollar Tree, Inc.	(1,552)	(150,280)	(4.1)
Dominion Energy, Inc.	(1,711)	(120,181)	(3.3)
DowDuPont, Inc.	(1,712)	(92,123)	(2.5)
Eaton Vance Corp.	(338)	(13,020)	(0.4)
Edison International	(569)	(32,416)	(0.9)
Equifax, Inc.	(1,410)	(150,898)	(4.1)
Equinix, Inc.	(182)	(71,708)	(1.9)
Evergy, Inc.	(5,521)	(316,464)	(8.6)
Fidelity National Information Services, Inc.	(677)	(70,767)	(1.9)
First Data Corp.	(2,020)	(49,793)	(1.3)
First Horizon National Corp.	(1,296)	(19,025)	(0.5)
First Solar, Inc.	(1,241)	(62,782)	(1.7)
FleetCor Technologies, Inc.	(1,198)	(241,768)	(6.6)
Flowserve Corp.	(2,141)	(94,290)	(2.6)
Fluor Corp.	(1,582)	(57,854)	(1.6)
FMC Corp.	(326)	(26,015)	(0.7)
FNF Group	(3,957)	(143,085)	(3.9)
Fortive Corp.	(1,670)	(125,233)	(3.4)
Gardner Denver Holdings, Inc.	(4,074)	(100,506)	(2.7)
General Electric Co.	(1,103)	(11,206)	(0.3)
General Mills, Inc.	(444)	(19,731)	(0.5)
GrubHub, Inc.	(488)	(39,235)	(1.1)
Hanesbrands, Inc.	(3,933)	(58,956)	(1.6)
Harris Corp.	(356)	(54,532)	(1.5)
Hexcel Corp.	(412)	(27,897)	(0.8)
Hologic, Inc.	(1,792)	(79,565)	(2.2)
Hormel Foods Corp.	(2,215)	(93,739)	(2.5)
Howard Hughes Corp. (The)	(416)	(46,193)	(1.3)
IHS Markit Ltd.	(6,015)	(312,299)	(8.5)
International Flavors & Fragrances, Inc.	(1,761)	(249,675)	(6.8)
Invitation Homes, Inc.	(5,806)	(130,577)	(3.5)
IPG Photonics Corp.	(639)	(84,987)	(2.3)
Iron Mountain, Inc.	(900)	(33,480)	(0.9)
JB Hunt Transport Services, Inc.	(195)	(20,873)	(0.6)
Jefferies Financial Group, Inc.	(3,185)	(66,280)	(1.8)
JM Smucker Co. (The)	(431)	(45,203)	(1.2)
Johnson Controls International plc	(491)	(16,581)	(0.4)
Kansas City Southern	(223)	(23,582)	(0.6)
Kinder Morgan, Inc.	(8,243)	(149,198)	(4.0)
Knight-Swift Transportation Holdings, Inc.	(4,237)	(134,525)	(3.6)
Laboratory Corp. of America Holdings	(351)	(48,912)	(1.3)
Las Vegas Sands Corp.	(1,380)	(80,537)	(2.2)
Leggett & Platt, Inc.	(1,417)	(58,040)	(1.6)
Lennar Corp.	(4,264)	(202,189)	(5.5)
Liberty Media Corp-Liberty Formula One	(1,313)	(41,189)	(1.1)
Live Nation Entertainment, Inc.	(463)	(24,775)	(0.7)
LKQ Corp.	(5,173)	(135,636)	(3.7)
Macerich Co. (The)	(155)	(7,155)	(0.2)
Madison Square Garden Co. (The)	(339)	(94,208)	(2.6)
Marsh & McLennan Cos., Inc.	(2,231)	(196,752)	(5.3)
Martin Marietta Materials, Inc.	(206)	(36,396)	(1.0)
Marvell Technology Group Ltd.	(4,929)	(91,334)	(2.5)
Microchip Technology, Inc.	(1,152)	(92,586)	(2.5)
Mid-America Apartment Communities, Inc.	(1,279)	(129,537)	(3.5)
Monolithic Power Systems, Inc.	(1,283)	(162,376)	(4.4)
Monster Beverage Corp.	(155)	(8,872)	(0.2)

	Shares	Value	% of Basket Value

United States (continued)
Moody’s Corp.	(251)	$(39,786)	(1.1	) %
Mylan NV	(48)	(1,438)	0.0
Netflix, Inc.	(226)	(76,727)	(2.1)
Neurocrine Biosciences, Inc.	(63)	(5,558)	(0.2)
New Residential Investment Corp.	(2,361)	(40,090)	(1.1)
New York Community Bancorp, Inc.	(16,328)	(189,731)	(5.1)
Newell Brands, Inc.	(9,456)	(200,562)	(5.4)
NextEra Energy, Inc.	(84)	(15,034)	(0.4)
Nielsen Holdings plc	(300)	(7,704)	(0.2)
NiSource, Inc.	(3,069)	(83,722)	(2.3)
Nordson Corp.	(566)	(73,376)	(2.0)
Owens Corning	(1,034)	(54,171)	(1.5)
PacWest Bancorp	(1,397)	(53,910)	(1.5)
Parsley Energy, Inc.	(11,143)	(207,037)	(5.6)
Perrigo Co. plc	(1,297)	(60,246)	(1.6)
Post Holdings, Inc.	(574)	(53,279)	(1.4)
PPG Industries, Inc.	(151)	(15,921)	(0.4)
Proofpoint, Inc.	(378)	(38,507)	(1.0)
Public Service Enterprise Group, Inc.	(852)	(46,477)	(1.3)
Rollins, Inc.	(1,836)	(68,373)	(1.9)
Roper Technologies, Inc.	(501)	(141,913)	(3.8)
Royal Caribbean Cruises Ltd.	(364)	(43,698)	(1.2)
SBA Communications Corp.	(207)	(37,784)	(1.0)
Schlumberger Ltd.	(202)	(8,930)	(0.2)
SEI Investments Co.	(1,016)	(48,301)	(1.3)
ServiceMaster Global Holdings, Inc.	(1,496)	(58,329)	(1.6)
Sherwin-Williams Co. (The)	(101)	(42,574)	(1.2)
Signature Bank	(1,019)	(129,729)	(3.5)
Sprint Corp.	(11,541)	(72,016)	(2.0)
SS&C Technologies Holdings, Inc.	(554)	(28,525)	(0.8)
Stanley Black & Decker, Inc.	(945)	(119,486)	(3.2)
Symantec Corp.	(3,212)	(67,516)	(1.8)
Targa Resources Corp.	(5,406)	(232,512)	(6.3)
Tesla, Inc.	(1,524)	(467,898)	(12.7)
TransDigm Group, Inc.	(122)	(47,702)	(1.3)
TransUnion	(214)	(13,015)	(0.4)
Twilio, Inc.	(3,567)	(397,078)	(10.8)
United Technologies Corp.	(790)	(93,275)	(2.5)
USG Corp.	(861)	(37,152)	(1.0)
Vail Resorts, Inc.	(106)	(19,956)	(0.5)
Verisk Analytics, Inc.	(84)	(9,862)	(0.3)
Vistra Energy Corp.	(1,332)	(33,447)	(0.9)
Vulcan Materials Co.	(572)	(58,144)	(1.6)
Wabtec Corp.	(4,057)	(280,582)	(7.6)
Waste Connections, Inc.	(4,291)	(358,556)	(9.7)
Welltower, Inc.	(1,199)	(92,911)	(2.5)
WEX, Inc.	(848)	(136,808)	(3.7)
Weyerhaeuser Co.	(2,720)	(71,373)	(1.9)
Whirlpool Corp.	(157)	(20,883)	(0.6)
Williams Cos., Inc. (The)	(5,932)	(159,749)	(4.3)
Willis Towers Watson plc	(248)	(40,372)	(1.1)
WPX Energy, Inc.	(18,203)	(223,169)	(6.0)
Wynn Resorts Ltd.	(1,014)	(124,732)	(3.5)
XPO Logistics, Inc.	(424)	(25,770)	(0.8)
Zillow Group, Inc.	(3,792)	(133,060)	(3.7)

		(14,344,577)

Total Reference Entity — Short		(35,267,087)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$3,690,288

CONSOLIDATED SCHEDULE OF INVESTMENTS	49

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

Balances reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$664,387	$—	$50,118	$(20,560)
OTC Swaps	—	—	3,130,372	(495,854)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$118,436	$—	$897,322	$—	$—	$—	$1,015,758
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,728,897	—	—	3,728,897
Swaps — centrally cleared
Net unrealized appreciation(a)	—	50,118	—	—	—	—	50,118
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	92,220	—	1,888,086	—	1,150,066	—	3,130,372

	$210,656	$50,118	$2,785,408	$3,728,897	$1,150,066	$—	$7,925,145

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$84,640	$—	$968,638	$—	$376,620	$—	$1,429,898
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	3,929,271	—	—	3,929,271
Swaps — centrally cleared
Net unrealized depreciation(a)	—	20,560	—	—	—	—	20,560
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	406,794	—	89,060	—	495,854

	$84,640	$20,560	$1,375,432	$3,929,271	$465,680	$—	$5,875,583

(a)

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six month ended January 31, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$549,245	$—	$(3,636,179)	$—	$2,089,459	$—	$(997,475)
Forward foreign currency exchange contracts	—	—	—	(1,145,655)	—	—	(1,145,655)
Swaps	93,548	52,810	2,076,442	—	(284,772)	—	1,938,028

	$642,793	$52,810	$(1,559,737)	$(1,145,655)	$1,804,687	$—	$(205,102)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$239,729	$—	$218,309	$—	$(578,582)	$—	$(120,544)
Forward foreign currency exchange contracts	—	—	—	(88,281)	—	—	(88,281)
Swaps	(235,616)	(176,065)	(1,263,570)	—	1,103,833	—	(571,418)

	$4,113	$(176,065)	$(1,045,261)	$(88,281)	$525,251	$—	$(780,243)

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$64,944,066
Average notional value of contracts — short	76,328,537
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	208,955,110
Average amounts sold — in USD	168,527,842
Credit default swaps:
Average notional value — sell protection	12,364,656
Total return swaps:
Average notional value	9,215,704,268

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$198,116	$344,311
Forward foreign currency exchange contracts	3,728,897	3,929,271
Swaps — Centrally cleared	47,444	—
Swaps — OTC(a)	3,130,372	495,854

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$7,104,829	$4,769,436
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(245,560)	(344,311)

Total derivative assets and liabilities subject to an MNA	$6,859,269	$4,425,125

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(f)
Bank of America NA	$142,697	$—	$—	$—	$142,697
Bank of America NA(g)	165,524	(28,670)	—	—	136,854
BNP Paribas SA(g)	38,363	(38,363)	—	—	—
Citibank NA	236,565	—	—	(236,565)	—
Credit Suisse International	187,558	—	—	(60,000)	127,558
Deutsche Bank AG	504,681	—	—	(504,681)	—
Deutsche Bank AG(g)	26,361	(26,361)	—	—	—
HSBC Bank plc(g)	532,376	(368,322)	—	—	164,054
JPMorgan Chase Bank NA	548,923	(1,354)	—	(510,000)	37,569
JPMorgan Chase Bank NA(g)	1,385,086	(876,547)	—	(508,539)	—
Merrill Lynch International & Co.	1,424,263	(494,500)	(651,447)	—	278,316
Merrill Lynch International & Co.(g)	92,220	—	—	—	92,220
Morgan Stanley & Co. International plc(g)	1,574,652	(1,574,652)	—	—	—

	$6,859,269	$(3,408,769)	$(651,447)	$(1,819,785)	$979,268

CONSOLIDATED SCHEDULE OF INVESTMENTS	51

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Total Factor Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities (e)(f)
Bank of America NA(g)	$28,670	$(28,670)	$—	$—	$—
BNP Paribas SA(g)	51,886	(38,363)	—	—	13,523
Deutsche Bank AG(g)	829,823	(26,361)	—	(520,000)	283,462
HSBC Bank plc(g)	368,322	(368,322)	—	—	—
JPMorgan Chase Bank NA	1,354	(1,354)	—	—	—
JPMorgan Chase Bank NA(g)	876,547	(876,547)	—	—	—
Merrill Lynch International & Co.	494,500	(494,500)	—	—	—
Morgan Stanley & Co. International plc(g)	1,774,023	(1,574,652)	—	—	199,371

	$4,425,125	$(3,408,769)	$—	$(520,000)	$496,356

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
(f)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(g)	Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owed subsidiary of the Fund. See Note 1.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations(a)	$—	$13,725,581	$—	$13,725,581
U.S. Treasury Obligations	—	2,086,119	—	2,086,119
Short-Term Securities:
Money Market Funds	9,801,193	—	—	9,801,193
U.S. Treasury Obligations	—	152,447,789	—	152,447,789

	$9,801,193	$168,259,489	$—	$178,060,682

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$118,436	$92,220	$—	$210,656
Credit contracts	—	50,118	—	50,118
Equity contracts	897,322	1,888,086	—	2,785,408
Foreign currency exchange contracts	—	3,728,897	—	3,728,897
Interest rate contracts	—	1,150,066	—	1,150,066
Liabilities:
Commodity contracts	(84,640)	—	—	(84,640)
Credit contracts	—	(20,560)	—	(20,560)
Equity contracts	(968,638)	(406,794)	—	(1,375,432)
Foreign currency exchange contracts	—	(3,929,271)	—	(3,929,271)
Interest rate contracts	(376,620)	(89,060)	—	(465,680)

	$(414,140)	$2,463,702	$—	$2,049,562

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to consolidated financial statements.

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities  (unaudited)

January 31, 2019

BlackRock Total Factor Fund

ASSETS
Investments at value — unaffiliated (cost — $168,405,272)	$168,259,489
Investments at value — affiliated (cost — $9,801,193)	9,801,193
Cash	2,667,087
Due from broker	131,511
Cash pledged:
Collateral — OTC derivatives	2,180,000
Futures contracts	4,832,600
Centrally cleared swaps	426,000
Foreign currency at value (cost — $5,961,062)	6,005,106
Receivables:
Investments sold	137,375
Capital shares sold	124,272
Dividends — affiliated	19,991
Interest — unaffiliated	52,170
From the Manager	53,807
Investment adviser	3,740
Variation margin on futures contracts	198,116
Variation margin on centrally cleared swaps	47,444
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,728,897
OTC swaps	3,130,372
Prepaid expenses	90,165

Total assets	201,889,335

LIABILITIES
Cash received as collateral for OTC derivatives	2,960,000
Payables:
Investments purchased	169,607
Swaps	31,921
Pricing fees	195,658
Capital shares redeemed	59,628
Professional fees	78,233
Service and distribution fees	1,653
Variation margin on futures contracts	344,311
Administration fees	1,685
Board realignment and consolidation	1,741
Trustees’ and Officer’s fees	2,976
Other accrued expenses	105,807
Unrealized depreciation on:
Forward foreign currency exchange contracts	3,929,271
OTC swaps	495,854

Total liabilities	8,378,345

NET ASSETS	$193,510,990

NET ASSETS CONSIST OF
Paid-in capital	$197,836,652
Accumulated loss	(4,325,662)

NET ASSETS	$193,510,990

NET ASSET VALUE
Institutional — Based on net assets of $168,728,531 and 17,204,441 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$9.81

Investor A — Based on net assets of $6,058,613 and 619,208 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$9.78

Investor C — Based on net assets of $656,562 and 67,254 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$9.76

Class K — Based on net assets of $18,067,284 and 1,841,686 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$9.81

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	53

Consolidated Statement of Operations  (unaudited)

Six Months Ended January 31, 2019

BlackRock Total Factor Fund

INVESTMENT INCOME
Dividends — affiliated	$91,169
Dividends — unaffiliated	407
Interest — unaffiliated(a)	1,390,215

Total investment income	1,481,791

EXPENSES
Investment advisory	392,858
Pricing	281,023
Accounting services	118,855
Professional	73,588
Registration	67,786
Transfer agent — class specific	37,507
Administration	33,394
Printing	25,679
Custodian	16,680
Administration — class specific	15,713
Service and distribution — class specific	9,801
Trustees and Officer	5,043
Board realignment and consolidation	924
Miscellaneous	12,050

Total expenses	1,090,901
Less:
Administration fees waived — class specific	(13,338)
Fees waived and/or reimbursed by the Manager	(635,100)
Transfer agent fees waived and/or reimbursed — class specific	(5,541)

Total expenses after fees waived and/or reimbursed	436,922

Net investment income	1,044,869

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,533,620)
Forward foreign currency exchange contracts	(1,145,655)
Foreign currency transactions	24,531
Futures contracts	(997,475)
Swaps	1,938,028

(1,714,191)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	174,016
Forward foreign currency exchange contracts	(88,281)
Foreign currency translations	59,956
Futures contracts	(120,544)
Swaps	(571,418)

(546,271)

Net realized and unrealized loss	(2,260,462)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,215,593)

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.

See notes to consolidated financial statements.

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	BlackRock Total Factor Fund
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,044,869	$692,607
Net realized loss	(1,714,191)	(1,744,508)
Net change in unrealized appreciation (depreciation)	(546,271)	2,725,532

Net increase (decrease) in net assets resulting from operations	(1,215,593)	1,673,631

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(3,930,218)	(1,566,121)
Investor A	(137,786)	(113,382)
Investor C	(11,637)	(29,375)
Class K	(506,840)	(54,215)

Decrease in net assets resulting from distributions to shareholders	(4,586,481)	(1,763,093)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	42,554,625	122,049,123

NET ASSETS(b)
Total increase in net assets	36,752,551	121,959,661
Beginning of period	156,758,439	34,798,778

End of period	$193,510,990	$156,758,439

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	55

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund

	Institutional
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$10.18		$10.18	$9.79		$9.96	$10.11	$9.54

Net investment income (loss)(a)	0.07		0.08	(0.00	)(b)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	(0.16)		0.39	0.53		0.29	0.28	1.02

Net increase (decrease) from investment operations	(0.09)		0.47	0.53		0.25	0.22	0.95

Distributions(c)
From net investment income	(0.24)		—	(0.04)		(0.42)	(0.35)	(0.38)
From net realized gain	(0.04)		(0.47)	(0.10)		—	(0.02)	—

Total distributions	(0.28)		(0.47)	(0.14)		(0.42)	(0.37)	(0.38)

Net asset value, end of period	$9.81		$10.18	$10.18		$9.79	$9.96	$10.11

Total Return(d)
Based on net asset value	(0.87	)%(e)	4.59%	5.46%		2.86%	2.24%	10.24%

Ratios to Average Net Assets(f)
Total expenses	1.38	%(g)	1.82%	1.65%		1.61%	1.52%	1.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.55	%(g)	0.54%	0.68%		1.00%	1.00%	1.00%

Net investment income (loss)	1.34	%(g)	0.76%	(0.03)%		(0.45)%	(0.61)%	(0.67)%

Supplemental Data
Net assets, end of period (000)	$168,729		$122,627	$31,334		$27,712	$35,597	$26,325

Portfolio turnover rate	33%		64%	73%		11%	4%	77%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/19 (unaudited)	Year Ended July 31,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.05%	0.11%	0.08%	0.09%	0.10%

(g)	Annualized.

See notes to consolidated financial statements.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)

	Investor A
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.15		$10.15	$9.77	$9.93	$10.09	$9.53

Net investment income (loss)(a)	0.05		0.02	(0.02)	(0.07)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	(0.16)		0.42	0.52	0.30	0.28	1.00

Net increase (decrease) from investment operations	(0.11)		0.44	0.50	0.23	0.19	0.92

Distributions(b)
From net investment income	(0.22)		—	(0.02)	(0.39)	(0.33)	(0.36)
From net realized gain	(0.04)		(0.44)	(0.10)	—	(0.02)	—

Total distributions	(0.26)		(0.44)	(0.12)	(0.39)	(0.35)	(0.36)

Net asset value, end of period	$9.78		$10.15	$10.15	$9.77	$9.93	$10.09

Total Return(c)
Based on net asset value	(1.07	)%(d)	4.35%	5.16%	2.68%	1.97%	9.92%

Ratios to Average Net Assets(e)
Total expenses	1.73	%(f)	2.20%	2.09%	2.03%	1.94%	2.09%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.80	%(f)	0.80%	0.91%	1.25%	1.25%	1.25%

Net investment income (loss)	1.07	%(f)	0.18%	(0.21)%	(0.70)%	(0.86)%	(0.81)%

Supplemental Data
Net assets, end of period (000)	$6,059		$4,936	$2,327	$1,448	$1,811	$1,014

Portfolio turnover rate	33%		64%	73%	11%	4%	77%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/19 (unaudited)	Year Ended July 31,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.05%	0.11%	0.08%	0.09%	0.10%

(f)	Annualized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	57

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)

	Investor C
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.08		$10.07	$9.71	$9.84	$10.02	$9.48

Net investment income (loss)(a)	0.02		(0.11)	(0.10)	(0.13)	(0.16)	(0.16)
Net realized and unrealized gain (loss)	(0.18)		0.48	0.52	0.29	0.29	1.00

Net increase (decrease) from investment operations	(0.16)		0.37	0.42	0.16	0.13	0.84

Distributions(b)
From net investment income	(0.12)		—	—	(0.29)	(0.29)	(0.30)
From net realized gain	(0.04)		(0.36)	(0.06)	—	(0.02)	—

Total distributions	(0.16)		(0.36)	(0.06)	(0.29)	(0.31)	(0.30)

Net asset value, end of period	$9.76		$10.08	$10.07	$9.71	$9.84	$10.02

Total Return(c)
Based on net asset value	(1.51	)%(d)	3.62%	4.40%	1.82%	1.32%	9.09%

Ratios to Average Net Assets(e)
Total expenses	2.53	%(f)	2.98%	2.80%	2.72%	2.59%	2.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.55	%(f)	1.55%	1.68%	2.00%	2.00%	2.00%

Net investment income (loss)	0.34	%(f)	(1.08)%	(1.01)%	(1.45)%	(1.56)%	(1.67)%

Supplemental Data
Net assets, end of period (000)	$657		$755	$908	$659	$851	$402

Portfolio turnover rate	33%		64%	73%	11%	4%	77%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/19 (unaudited)	Year Ended July 31,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.05%	0.11%	0.08%	0.09%	0.10%

(f)	Annualized.

See notes to consolidated financial statements.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)

	Class K
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Period from 02/03/17 (a) to 07/31/17

Net asset value, beginning of period	$10.18		$10.18	$9.76

Net investment income(b)	0.07		0.28	0.01
Net realized and unrealized gain (loss)	(0.16)		0.19	0.41

Net increase (decrease) from investment operations	(0.09)		0.47	0.42

Distributions(c)
From net investment income	(0.24)		—	—
From net realized gain	(0.04)		(0.47)	—

Total distributions	(0.28)		(0.47)	—

Net asset value, end of period	$9.81		$10.18	$10.18

Total Return(d)
Based on net asset value	(0.85	)%(e)	4.61%	4.30	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.33	%(g)	1.81%	1.84	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.50	%(g)	0.50%	0.49	%(g)

Net investment income	1.36	%(g)	2.79%	0.28	%(g)

Supplemental Data
Net assets, end of period (000)	$18,067		$28,440	$230

Portfolio turnover rate	33%		64%	73	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Period from 02/03/17 (a) to 07/31/17
Investments in underlying funds	0.01%	0.05%	0.11%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Portfolio for the entire year.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	59

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Strategic Risk Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	61

Notes to Consolidated Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	63

Notes to Consolidated Financial Statements  (unaudited) (continued)

received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.50%
$1 Billion — $3 Billion	0.47
$3 Billion — $5 Billion	0.45
$5 Billion — $10 Billion	0.44
Greater than $10 Billion	0.43

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution fees	$6,268	$3,533	$9,801

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2019, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$12,988	$501	$71	$2,153	$15,713

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2019, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$147	$107	$46	$22	$322

For the six months ended January 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$32,887	$3,513	$629	$478	$37,507

Other Fees: For the six months ended January 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $103.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2019, the amount waived was $3,020.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	65

Notes to Consolidated Financial Statements  (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.55%	0.80%	1.55%	0.50%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2019, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2019, the Manager waived and/or reimbursed $598,686, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

For the six months ended January 31, 2019, administration fees waived at the Fund level were $33,394. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2019, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived	$10,615	$501	$71	$2,151	$13,338
Transfer agent fees waived and/or reimbursed	2,314	2,286	466	475	5,541

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2019	2020	2021
Fund Level	$289,744	$825,856	$632,080
Institutional	4,737	1,884	12,929
Investor A	3,429	3,452	2,787
Investor C	1,186	1,222	537
Class K	20	2,560	2,626

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2019, the Fund did not participate in the Interfund Lending Program.

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S Government Securities	$7,228,513	$14,729,977
U.S Government Securities	966,703	2,305,167

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of January 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$178,092,464

Gross unrealized appreciation	$8,237,980
Gross unrealized depreciation	(6,220,200)

Net unrealized appreciation	$2,017,780

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2019, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	67

Notes to Consolidated Financial Statements  (unaudited) (continued)

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed- income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Federal Reserve has begun to raise the Federal Funds rate, and each increase results in more pronounced interest rate risk in the current market environment.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,394,281	$82,788,345	10,021,246	$101,833,118
Shares issued in reinvestment of distributions	363,611	3,512,487	28,785	293,887
Shares redeemed	(3,600,943)	(35,369,353)	(1,080,008)	(10,841,938)

Net increase	5,156,949	$50,931,479	8,970,023	$91,285,067

Investor A
Shares sold	321,758	$3,188,634	336,005	$3,396,068
Shares issued in reinvestment of distributions	13,966	134,634	10,671	108,738
Shares redeemed	(202,808)	(2,010,876)	(89,652)	(909,632)

Net increase	132,916	$1,312,392	257,024	$2,595,174

Investor C
Shares sold	3,041	$29,800	9,316	$95,050
Shares issued in reinvestment of distributions	1,165	11,221	2,803	28,480
Shares redeemed	(11,831)	(114,663)	(27,381)	(279,603)

Net decrease	(7,625)	$(73,642)	(15,262)	$(156,073)

Class K
Shares sold	260,420	$2,560,572	2,889,127	$29,523,649
Shares issued in reinvestment of distributions	51,821	501,104	4,365	44,570
Shares redeemed	(1,263,690)	(12,677,280)	(122,949)	(1,243,264)

Net increase (decrease)	(951,449)	$(9,615,604)	2,770,543	$28,324,955

Total Net Increase	4,330,791	$42,554,625	11,982,328	$122,049,123

As of January 31, 2019, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C	Class K
1,495,552	2,509	2,509	20,492

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Consolidated Statement of Assets and Liabilities, Consolidated Statements of Changes in Net Assets and Notes to Consolidated Financial Statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the Consolidated Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

Share Class	Net Realized Gain
Institutional	$(1,566,121)
Investor A	(113,382)
Investor C	(29,375)
Class K	(54,215)

Undistributed net investment income as of July 31, 2018 was $31,328.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	69

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

At a special meeting of shareholders held on November 21, 2018, each Fund’s shareholders elected Trustees who took office on January 1, 2019. The newly elected Trustees include seven former Trustees and eight individuals who served as directors/trustees of the funds in the BlackRock Equity-Liquidity Complex. Information regarding the individuals who began serving as Trustees effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, United Kingdom

EH3 8BL

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Trustees of the Trust. The newly elected trustees took office effective January 1, 2019.

Shareholders approved the Trustees* of BlackRock FundsSM with voting results as follows:

	Votes For	Votes Withheld
Bruce R. Bond	1,194,453,855	13,902,348
Susan J. Carter	1,196,552,121	11,804,082
Collette Chilton	1,196,528,363	11,827,840
Neil A. Cotty	1,196,166,120	12,190,083
Robert Fairbairn	1,193,957,290	14,398,913
Lena G. Goldberg	1,196,028,565	12,327,638
Robert M. Hernandez	1,194,378,100	13,978,103
Henry R. Keizer	1,195,228,758	13,127,445
Cynthia A. Montgomery	1,196,372,720	11,983,483
Donald C. Opatrny	1,195,869,848	12,486,356
John M. Perlowski	1,193,999,184	14,357,019
Joseph P. Platt	1,195,764,828	12,591,375
Mark Stalnecker	1,195,994,960	12,361,243
Kenneth L. Urish	1,195,716,210	12,639,993
Claire A. Walton	1,196,904,200	11,452,003

*	Denotes Trust-wide proposal and voting results.

The above Trustees, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as trustees for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

ADDITIONAL INFORMATION	71

Additional Information  (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviations

ASX	Australian Securities Exchange

CAC	Cotation Assistée en Continu (French Stock Exchange)

CBOE	Chicago Board Options Exchange

CDX	Credit Default Swap Index

DAX	Deutscher Aktien Index

EMMI	European Money Markets Institute

HIBOR	Hong Kong Interbank Offer Rate

IBEX	Bolsa de Madrid (Spain Stock Exchange)

IBOVESPA	Indice Bolsa de Valores do Estado de Sao Paulo

KOSPI	Korean Stock Exchange

LIBOR	London Interbank Offered Rate

MIB	Milano Italia Borsa

MSCI	Morgan Stanley Capital International

OMX	Stockholm Nordic Exchange

OTC	Over-the-counter

RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending

S&P	Standard & Poor’s

SGX	Singapore Stock Exchange

SONIA	Sterling Overnight Interbank Avergage Rate

TOPIX	Tokyo Stock Price Index

WTI	West Texas Intermediate

GLOSSARY OF TERMS USED IN THIS REPORT	73

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SRA-1/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls	and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) –    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 5, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 5, 2019